                                          Registration No. 333-40186
                                          File No. 811-10001

             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, DC 20549

                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                             [ X ]

Pre-Effective Amendment No.                                            [     ]
Post-Effective Amendment No. 4                                           [ X ]

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

Amendment No. 4                                                          [ X ]

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         Oppenheimer Main Street Opportunity Fund(R)
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     (Exact Name of Registrant as Specified in Charter)

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      6803 South Tucson Way, Centennial, CO 80112-3924
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    (Address of Principal Executive Offices) (Zip Code)

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                        303-768-3200
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    (Registrant's Telephone Number, including Area Code)

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                    Robert G. Zack, Esq.
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                   OppenheimerFunds, Inc.
        498 Seventh Avenue, New York, New York 10018
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          (Name and Address of Agent for Service)

It is  proposed  that  this  filing  will  become  effective
(check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On September 29, 2004 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On  _______________  pursuant to  paragraph  (a)(2) of
Rule 485

If appropriate, check the following box:

[   ] This   post-effective   amendment   designates  a  new
      effective date for a previously  filed  post-effective
      amendment.

PROSPECTUS

Oppenheimer
Main Street Opportunity Fund(R)

Prospectus dated September 29, 2004

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                                         Oppenheimer Main Street Opportunity
                                         Fund(R)is a mutual fund that seeks
                                         long-term capital appreciation.  It
                                         invests primarily in common stocks.
                                              This Prospectus contains
As with all mutual funds, the            important information about the Fund's
Securities and Exchange Commission has   objective, its investment policies,
not approved or disapproved the Fund's   strategies and risks.  It also
securities nor has it determined that    contains important information about
this Prospectus is accurate or           how to buy and sell shares of the Fund
complete.  It is a criminal offense to   and other account features.  Please
represent otherwise.                     read this Prospectus carefully before
                                         you invest and keep it for future
                                         reference about your account.
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                                                (logo)
OppenheimerFunds
                                                The Right
Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and
Principle Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principle Investment
Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks
long-term capital appreciation.

WHAT DOES THE FUND INVEST IN?  The Fund invests primarily
in common stocks of U.S. companies of small, medium and
large capitalization ranges.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY
OR SELL?  The Fund's portfolio managers use an investment
process that combines quantitative models, fundamental
research about particular securities and individual
judgment in order to decide which securities to buy or
sell.  The selection process currently involves the use of:

   o  Multi-factor quantitative models:  "Top-down" models
      analyze data such as relative valuations, relative
      price trends, interest rates and the shape of the
      yield curve.  These help direct portfolio emphasis by
      market capitalization (small, mid, or large),
      industries, and value or growth styles.  "Bottom up"
      models help to rank stocks in a universe typically
      including 3,000 stocks, selecting stocks for relative
      attractiveness by analyzing stock and company
      characteristics.

   o  Fundamental research:  Internal research and analysis
      by other market analysts, with emphasis on current
      company news and industry-related events.
   o  Judgment:  After analyzing the models and fundamental
      research, the portfolio managers apply their judgment
      to decide which securities to buy or sell.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed
primarily for investors seeking long-term capital
appreciation.  Investors in the Fund should be willing to
assume the risks of short-term share price fluctuations.
The Fund is a moderately aggressive Fund focusing on stock
investments.  The Fund does not seek income and is not
designed for investors needing current income.  Because of
its focus on long-term growth, the Fund may be appropriate
for a portion of a retirement plan investment.  The Fund is
not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's
investments are subject to changes in their value from a
number of factors described below.  There is also the risk
that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to
underperform other funds having a similar objective.  There
is no assurance that the Fund will achieve its objective.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price,
and their short-term volatility at times may be great.
Because the Fund invests primarily in common stocks, the
value of the Fund's portfolio will be affected by changes
in the stock markets.  The Fund's net asset values per
share will fluctuate as the value of the Fund's portfolio
securities change.

      The prices of individual stocks do not all move in
the same direction uniformly or at the same time.
Different stock markets may behave differently from each
other.  The Fund currently focuses its stock investments in
U.S. issuers and accordingly will be affected primarily by
changes in U.S. stock markets.

      Other factors can affect a particular stock's price,
such as poor earnings reports by the issuer, loss of major
customers, major litigation against the issuer, or changes
in government regulations affecting the issuer or its
industry.  Also, securities of small and medium-size
companies may have more volatile prices than stocks of
large companies.

      At times, the Manager may increase the Fund's
emphasis of its investments in a particular industry
compared to the weighting of that industry in the Russell
3000 Index which the Fund uses as a performance benchmark.
To the extent that the Fund increases its emphasis on
stocks in a particular industry, its share values may
fluctuate in response to events affecting that industry,
such as changes in economic conditions, government
regulations, availability of basic resources or supplies,
or other events that affect that industry more than others.

HOW RISKY IS THE FUND OVERALL?  The risks described above
collectively form the overall risk profile of the Fund and
can affect the value of the Fund's investments, its
investment performance and its prices per share.
Particular investments and investment strategies also have
risks.  These risks mean that you can lose money by
investing in the Fund.  When you redeem your shares, they
may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its
investment objective.

      In the short term, the stock markets can be volatile,
and the price of the Fund's shares will go up and down.
The Fund generally will not use income-oriented investments
to help cushion the Fund's return from changes in stock
prices.  In the OppenheimerFunds spectrum, the Fund is
generally more conservative than aggressive growth stock
funds, but may be more volatile than funds that invest in
both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and
is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks
of investing in the Fund, by showing changes in the Fund's
performance (for its Class A shares) from year to year for
the full calendar years since the Fund's inception and by
showing how the average annual total returns of the Fund's
shares, both before and after taxes, compare to those of a
broad-based market index. The after-tax returns for the
other classes of shares will vary.

The after-tax returns are shown for Class A shares only and
are calculated using the historical highest individual
federal marginal income tax rates in effect during the
periods shown, and do not reflect the impact of state or
local taxes.  The after-tax returns are calculated based on
certain assumptions mandated by regulation and your actual
after-tax returns may differ from those shown, depending on
your individual tax situation.  The after-tax returns set
forth below are not relevant to investors who hold their
Fund shares through tax-deferred arrangements such as
401(k) plans or IRAs or to institutional investors not
subject to tax.  The Fund's past investment performance,
before and after taxes, is not necessarily an indication of
how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to Prospectus for data in bar chart showing
annual total returns]

Sales charges and taxes are not included in the
calculations of return in this bar chart, and if those
charges and taxes were included, the returns may be less
than those shown.

For the period from 1/1/04 through 6/30/04, the cumulative
return (not annualized) before taxes for Class A shares was
3.64%.
During the period shown in the bar chart, the highest
return (not annualized) before taxes for a calendar quarter
was 18.20% (2QTR03) and the lowest return (not annualized)
before taxes for a calendar quarter was -17.13% (3QTR02).

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Average Annual Total Returns                                 Past 5 Years
for the periods ended December           1 Year          (or life of class if
31, 2003                                                         less)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares (inception

9/25/00)                                 32.47%                  5.55%
Return Before Taxes                      32.47%                  5.54%
Return After Taxes on                    21.11%                  4.75%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Russell 3000 Index (reflects no          31.06%                 -5.63%1

deduction for fees, expenses or
taxes)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares (inception                34.44%                  5.85%

9/25/00)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares (inception                38.50%                  6.70%

9/25/00)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares (inception                39.07%                  8.97%

3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares (inception                41.33%                  7.87%

9/25/00)
--------------------------------------------------------------------------------
1     From 9/30/00.
The Fund's average annual total returns in the table
include the applicable sales charges: for Class A shares,
the current maximum initial sales charge of 5.75%; for
Class B shares, the contingent deferred sales charges of 5%
(1-year) and 3% (life of class); and for Class C and Class
N shares, the 1% contingent deferred sales charge for the
1-year period.  There is no sales charge on Class Y
shares.  The returns measure the performance of a
hypothetical account and assume that all dividends and
capital gains distributions have been reinvested in
additional shares.  The performance of the Fund's Class A
shares is compared to the Russell 3000 Index, an unmanaged
index of large-capitalization U.S. companies.  The index
performance includes reinvestment of income but does not
reflect transaction costs, fees, expenses or taxes.  The
Fund investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand
the fees and expenses you may pay if you buy and hold
shares of the Fund. The Fund pays a variety of expenses
directly for management of its assets, administration,
distribution of its shares and other services.  Those
expenses are subtracted from the Fund's assets to calculate
the Fund's net asset values per share.  All shareholders
therefore pay those expenses indirectly.  Shareholders pay
other transaction expenses directly, such as sales charges.
The numbers below are based on the Fund's expenses during
its fiscal year ended July 31, 2004.

Shareholder Fees (charges paid directly from your
investment):

 ------------------------------------------------------------------------------
                              Class A   Class B   Class C   Class N   Class Y
                              Shares    Shares    Shares    Shares    Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum Sales Charge          5.75%     None      None                None
 (Load)                                                      None
 on purchases (as % of
 offering price)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum Deferred Sales        None1      5%2                          None
 Charge (Load) (as % of the                         1%3       1%4
 lower of the original
 offering price or
 redemption proceeds)
 ------------------------------------------------------------------------------

  Annual Fund Operating Expenses (deducted from Fund
  assets):
  (% of average daily net assets)

                                 Class A   Class B  Class C  Class N  Class Y
                                 Shares    Shares    Shares   Shares   Shares
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Management Fees                 0.65%     0.65%    0.65%    0.65%    0.65%

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Distribution and/or Service     0.25%     1.00%    1.00%    0.50%     N/A
  (12b-1) Fees
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Other Expenses                  0.27%     0.36%    0.24%    0.47%    0.02%

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Total Annual Operating          1.17%     2.01%    1.89%    1.62%    0.67%
  Expenses
  Expenses may vary in future years. "Other Expenses"
  include transfer agent fees, custodial fees, and
  accounting and legal expenses that the Fund pays. The
  "Other Expenses" in the table are based on, among other
  things, the fees the Fund would have paid if the transfer
  agent had not waived a portion of its fee to 0.35% of
  average daily net assets per fiscal year for all
  classes.  Prior to November 1, 2002, the voluntary waiver
  for Class Y shares was 0.25%.  That undertaking may be
  amended or withdrawn at any time.  After the waiver, the
  actually "Other Expenses and "Total Annual Operating
  Expenses" as percentages of average daily net assets were
  0.39% and 1.54 % for Class N.  For Class A, Class B,
  Class C, and Class Y the "other expenses" represents the
  expenses incurred during the prior fiscal year due to the
  expense limitation described above not being exceeded.
  1A contingent deferred sales charge may apply to
    redemptions of investments of $1 million or more
    ($500,000 for certain retirement plan accounts) of
    Class A shares. See "How to Buy Shares" for details.
  2Applies to redemptions in first year after purchase.
    The contingent deferred sales charge gradually
    declines from 5% to 1% in years one through six and is
    eliminated after that.
  3Applies to shares redeemed within 12 months of
    purchase.
  4A contingent deferred sales charge applies to shares
    redeemed within 18 months of retirement plan's first
    purchase of Class N shares.

EXAMPLES.  The following examples are intended to help you
compare the cost of investing in the Fund with the cost of
investing in other mutual funds.  The examples assume that
you invest $10,000 in a class of shares of the Fund for the
time periods indicated and reinvest your dividends and
distributions.

      The first example assumes that you redeem all of your
shares at the end of those periods. The second example
assumes that you keep your shares. Both examples also
assume that your investment has a 5% return each year and
that the class's operating expenses remain the same. Your
actual costs may be higher or lower because expenses will
vary over time. Based on these assumptions your expenses
would be as follows:

If shares are redeemed:     1 Year      3 Years     5 Years     10 Years
-----------------------------------------------------------------------------

Class A Shares              $687.38     $925.23     $1,181.65   $1,913.72

-----------------------------------------------------------------------------

Class B Shares              $704.00     $930.49     $1,282.87   $1,921.99

-----------------------------------------------------------------------------

Class C Shares              $291.94     $593.91     $1,021.27   $2,211.54

-----------------------------------------------------------------------------

Class N Shares              $264.74     $511.11     $881.29     $1,921.93

-----------------------------------------------------------------------------

Class Y Shares              $68.45      $214.37     $373.20     $834.50

-----------------------------------------------------------------------------

If shares are not redeemed: 1 Year      3 Years     5 Years     10 Years
-----------------------------------------------------------------------------

Class A Shares              $687.38     $925.23     $1,181.65   $1,913.72

-----------------------------------------------------------------------------

Class B Shares              $204.00     $630.49     $1,082.87   $1,921.99

-----------------------------------------------------------------------------

Class C Shares              $191.94     $593.91     $1,021.27   $2,211.54

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class N Shares              $164.74     $511.11     $881.29     $1,921.93

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class Y Shares              $68.45      $214.37     $373.20     $834.50

-----------------------------------------------------------------------------
   In the first example, expenses include the initial sales
   charge for Class A and the applicable Class B, Class C
   or Class N contingent deferred sales charges. In the
   second example, the Class A expenses include the sales
   charge, but Class B, Class C and Class N expenses do not
   include the contingent deferred sales charges.  There is
   no sales charge on Class Y shares.
  1Class B expenses for years 7 through 10 are based on
   Class A expenses, since Class B shares automatically
   convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The
allocation of the Fund's portfolio among different
investments will vary over time based upon the Manager's
evaluation of economic and market trends.  The Fund's
portfolio might not always include all of the different
types of investments described below.  At times, the Fund
may invest more heavily (or all of its assets) in the
stocks of one capitalization range or the Fund may vary its
investments among the different capitalization ranges.  The
Statement of Additional Information contains more detailed
information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully
researching securities before they are purchased.  The Fund
attempts to reduce its exposure to market risks by
diversifying its investments, that is, by not holding a
substantial amount of stock of any one company and by not
investing too great a percentage of the Fund's assets in
any one company.  Also, the Fund does not concentrate 25%
or more of its total assets in investments in any one
industry.

Stock Investments.  The Fund invests primarily in common
      stocks of U.S. companies.  The Fund focuses on
      securities of issuers in small, medium and large
      capitalization ranges.  "Capitalization" refers to
      the market value of all of the issuers' outstanding
      common stock.

Portfolio Turnover. A change in the securities held by the
      Fund is known as "portfolio turnover." The Fund can
      engage in active and frequent trading to try to
      achieve its objective, and may have a high portfolio
      turnover rate (for example, over 100%).  Increased
      portfolio turnover creates higher brokerage and
      transaction costs for the Fund (and may reduce
      performance).  If the Fund realizes capital gains
      when it sells its portfolio investments, it must
      generally pay those gains out to shareholders,
      increasing their taxable distributions. The Financial
      Highlights table at the end of this Prospectus shows
      the Fund's portfolio turnover rate during prior
      fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?
The Fund's Board of Trustees can change non-fundamental
investment policies without shareholder approval, although
significant changes will be described in amendments to this
Prospectus.  Fundamental policies cannot be changed without
the approval of a majority of the Fund's outstanding voting
shares.  The Fund's investment objective is a fundamental
policy.  Other investment restrictions that are fundamental
policies are listed in the Statement of Additional
Information.  An investment policy is not fundamental
unless this Prospectus or the Statement of Additional
Information says that it is.

OTHER INVESTMENT STRATEGIES.  The Fund can also use the
investment techniques and strategies described below.  The
Fund might not always use all of them.  These techniques
have certain risks, although some are designed to help
reduce overall investment or market risks.

Risks of Foreign Investing.  The Fund can buy securities of
      companies or governments in any country, developed or
      underdeveloped. While there is no limit on the amount
      of the Fund's assets that may be invested in foreign
      securities, the Manager does not currently plan to
      invest significant amounts of the Fund's assets in
      foreign securities. While foreign securities offer
      special investment opportunities, there are also
      special risks, such as the effects of a change in
      value of a foreign currency against the U.S. dollar,
      which will result in a change in the U.S. dollar
      value of securities denominated in that foreign
      currency.

Other Equity Securities.  Equity securities include common
      stocks, as well as "equity equivalents" such as
      preferred stocks and securities convertible into
      common stock.  Preferred stock has a set dividend
      rate and ranks after bonds and before common stocks
      in its claim for dividends and on assets if the
      issuer is liquidated or becomes bankrupt.  The
      Manager considers some convertible securities to be
      "equity equivalents" because of the conversion
      feature and in that case their rating has less impact
      on the investment decision than in the case of debt
      securities.

Illiquid and Restricted Securities.  Investments may be
      illiquid because they do not have an active trading
      market, making it difficult to value them or dispose
      of them promptly at an acceptable price. Restricted
      securities may have terms that limit their resale to
      other investors or may require registration under
      applicable securities laws before they may be sold
      publicly. The Fund will not invest more than 10% of
      its net assets in illiquid or restricted securities.
      The Board can increase that limit to 15%. Certain
      restricted securities that are eligible for resale to
      qualified institutional purchasers may not be subject
      to that limit. The Manager monitors holdings of
      illiquid securities on an ongoing basis to determine
      whether to sell any holdings to maintain adequate
      liquidity.

Derivative Investments. The Fund can invest in a number of
      different kinds of "derivative" investments. In
      general terms, a derivative investment is an
      investment contract whose value depends on (or is
      derived from) the value of an underlying asset,
      interest rate or index. In the broadest sense,
      options, futures contracts, and other hedging
      instruments the Fund might use may be considered
      "derivative" investments.  The Fund does not expect
      to use derivatives to a significant degree and is not
      required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the
      derivative investment does not pay the amount due,
      the Fund can lose money on the investment. The
      underlying security or investment on which a
      derivative is based, and the derivative itself, may
      not perform the way the Manager expected it to. As a
      result of these risks, the Fund could realize less
      principal or income from the investment than expected
      or its hedge might be unsuccessful. As a result, the
      Fund's share prices could fall.  Certain derivative
      investments held by the Fund might be illiquid.

   o  Hedging.  The Fund can buy and sell futures
      contracts, put and call options, forward contracts
      and options on futures and broadly-based securities
      indices. These are all referred to as "hedging
      instruments."  Some of these strategies would hedge
      the Fund's portfolio against price fluctuations.
      Other hedging strategies, such as buying futures and
      call options, would tend to increase the Fund's
      exposure to the securities market.

      There are also special risks in particular hedging
      strategies.  Options trading involves the payment of
      premiums and can increase portfolio turnover.  If the
      Manager used a hedging instrument at the wrong time
      or judged market conditions incorrectly, the strategy
      could reduce the Fund's return.

Temporary Defensive and Interim Investments.  In times of
      adverse or unstable market or economic conditions,
      the Fund can invest up to 100% of its assets in
      temporary defensive investments that are inconsistent
      with the Fund's principal investment strategies.
      Generally they would be, highly-rated commercial
      paper and money market instruments, U.S. government
      securities and repurchase agreements.   The Fund
      might also hold these types of securities pending the
      investment of proceeds from the sale of Fund shares
      or portfolio securities or to meet anticipated
      redemptions of Fund shares.  To the extent the Fund
      invests defensively in these securities, it may not
      achieve its investment objective.

Loans of  Portfolio  Securities.  The Fund has  entered
      into  a  Securities  Lending  Agreement  with  JP
      Morgan  Chase.  Under  that  agreement  portfolio
      securities   of  the  Fund  may  be   loaned   to
      brokers,     dealers    and    other    financial
      institutions.  The Securities  Lending  Agreement
      provides    that   loans   must   be   adequately
      collateralized   and   may  be   made   only   in
      conformity  with the  Fund's  Securities  Lending
      Guidelines,   adopted  by  the  Fund's  Board  of
      Trustees.  The  value  of the  securities  loaned
      may not  exceed  25% of the  value of the  Fund's
      net assets.

How the Fund is Managed

THE MANAGER.  The Manager chooses the Fund's investments
and handles its day-to-day business.  The Manager carries
out its duties, subject to the policies established by the
Fund's Board of Trustees, under an investment advisory
agreement that states the Manager's responsibilities.  The
agreement sets the fees the Fund pays to the Manager and
describes the expenses that the Fund is responsible to pay
to conduct its business.

      The Manager has been an investment advisor since
January 1960.  The Manager and its subsidiaries and
controlled affiliates managed more than $155 billion in
assets as of June 30, 2003, including other Oppenheimer
funds, with more than 10 million shareholder accounts.  The
Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

Portfolio Managers.  The portfolio managers of the Fund are
      Nikolaos Monoyios and Mark Zavanelli. Mr. Monoyios is
      a Vice President of the Fund, a Senior Vice President
      of the Manager since October 2003 and an officer and
      portfolio manager of other Oppenheimer funds.  Mr.
      Zavanelli is a Vice President of the Fund, a Vice
      President of the Manager since November 2000 and an
      officer and portfolio manager of other Oppenheimer
      funds. Before joining the Manager in April 1998, Mr.
      Zavanelli was President of Waterside Capital
      Management, a registered investment advisor (from
      August 1995), and a financial research analyst for
      Elder Research (from June 1997).

Advisory Fees.  Under the Investment Advisory Agreement,
      the Fund pays the Manager an advisory fee at an
      annual rate that declines on additional assets as the
      Fund grows: 0.75% of the first $200 million of
      average annual net assets of the Fund, 0.72% of the
      next $200 million, 0.69% of the next $200 million,
      0.66% of the next $200 million, and 0.60% of average
      annual net assets in excess of $800 million. The
      Fund's management fee for its last fiscal year ended
      July 31, 2004 was 0.65% of average annual net assets
      for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The
Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and
redemption) orders. The Distributor, in its sole
discretion, may reject any purchase order for the Fund's
shares.

Buying Shares Through Your Dealer. You can buy shares
      through any dealer, broker or financial institution
      that has a sales agreement with the Distributor. Your
      dealer will place your order with the Distributor on
      your behalf. A broker or dealer may charge for that
      service.

Buying Shares Through the Distributor. Complete an
      OppenheimerFunds New Account Application and return
      it with a check payable to "OppenheimerFunds
      Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent
      in buying the shares. However, we recommend that you
      discuss your investment with a financial advisor
      before you make a purchase to be sure that the Fund
      is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased
      through the Distributor may be paid for by Federal
      Funds wire. The minimum investment is $2,500. Before
      sending a wire, call the Distributor's Wire
      Department at 1.800.225.5677 to notify the
      Distributor of the wire and to receive further
      instructions.
o     Buying Shares Through OppenheimerFunds AccountLink.
      With AccountLink, you pay for shares by electronic
      funds transfers from your bank account. Shares are
      purchased for your account by a transfer of money
      from your bank account through the Automated Clearing
      House (ACH) system. You can provide those
      instructions automatically, under an Asset Builder
      Plan, described below, or by telephone instructions
      using OppenheimerFunds PhoneLink, also described
      below. Please refer to "AccountLink," below for more
      details.
o     Buying Shares Through Asset Builder Plans. You may
      purchase shares of the Fund automatically each month
      from your account at a bank or other financial
      institution under an Asset Builder Plan with
      AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases,
you can buy Fund shares with a minimum initial investment
of $1,000 and make additional investments at any time with
as little as $50. There are reduced minimums available
under the following special investment plans:
o     If you establish one of the many types of retirement
      plan accounts that OppenheimerFunds offers, more
      fully described below under "Special Investor
      Services," you can start your account with as little
      as $500.
o     By using an Asset Builder Plan or Automatic Exchange
      Plan (details are in the Statement of Additional
      Information), or government allotment plan, you can
      make subsequent investments (after making the initial
      investment of $500) for as little as $50. For any
      type of account established under one of these plans
      prior to November 1, 2002, the minimum additional
      investment will remain $25.
o     The minimum investment requirement does not apply to
      reinvesting dividends from the Fund or other
      Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask
      your dealer or call the Transfer Agent), or
      reinvesting distributions from unit investment trusts
      that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their
offering price which is the net asset value per share plus
any initial sales charge that applies. The offering price
that applies to a purchase order is based on the next
calculation of the net asset value per share that is made
after the Distributor receives the purchase order at its
offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of
      each class of shares as of the close of The New York
      Stock Exchange ("the Exchange"), on each day the
      Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange
      normally closes at 4:00 P.M., Eastern time, but may
      close earlier on some days. All references to time in
      this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares
      on a "regular business day" is determined by dividing
      the value of the Fund's net assets attributable to
      that class by the number of shares of that class
      outstanding on that day.  To determine net asset
      values, the Fund assets are valued primarily on the
      basis of current market quotations.  If market
      quotations are not readily available or do not
      accurately reflect fair value for a security (in the
      Manager's judgment) or if a security's value has been
      materially affected by events occurring after the
      close of the exchange or market on which the security
      is principally traded, that security may be valued by
      another method that the Board of Trustees believes
      accurately reflects the fair value.

      The Board has adopted valuation procedures for the
      Fund and has delegated the day-to-day responsibility
      for fair value determinations to the Manager's
      Valuation Committee.  Fair value determinations by
      the Manager are subject to review, approval and
      ratification by the Board at its next scheduled
      meeting after the fair valuations are determined.  In
      determining whether current market prices are readily
      available and reliable, the Manager monitors the
      information it receives in the ordinary course of its
      investment management responsibilities for
      significant events that it believes in good faith
      will affect the market prices of the securities of
      issuers held by the Fund.  Those may include events
      affecting specific issuers (for example, a halt in
      trading of the securities of an issuer on an exchange
      during the trading day) or events affecting
      securities markets (for example, a foreign securities
      market closes early because of a natural disaster).

      If, after the close of the principal market on which
      a security held by the Fund is traded and before the
      time as of which the Fund's net asset values are
      calculated that day, a significant event occurs that
      the Manager learns of and believes in the exercise of
      its judgment will cause a material change in the
      value of that security from the closing price of the
      security on the principal market on which it is
      traded, the Manager will use its best judgment to
      determine a fair value for that security.

      The Manager believes that foreign securities values
      may be affected by volatility that occurs in U.S.
      markets on a trading day after the close of foreign
      securities markets.  The Manager's fair valuation
      procedures therefore include a procedure whereby
      foreign securities prices may be "fair valued" to
      take those factors into account.
The Offering Price. To receive the offering price for a
      particular day, in most cases the Distributor or its
      designated agent must receive your order by the time
      the Exchange closes that day. If your order is
      received on a day when the Exchange is closed or
      after it has closed, the order will receive the next
      offering price that is determined after your order is
      received.

Buying Through a Dealer. If you buy shares through a
      dealer, your dealer must receive the order by the
      close of the Exchange and transmit it to the
      Distributor so that it is received before the
      Distributor's close of business on a regular business
      day (normally 5:00 P.M.) to receive that day's
      offering price, unless your dealer has made
      alternative arrangements with the Distributor.
      Otherwise, the order will receive the next offering
      price that is determined.

------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers
investors five different classes of shares. The different
classes of shares represent investments in the same
portfolio of securities, but the classes are subject to
different expenses and will likely have different share
prices. When you buy shares, be sure to specify the class
of shares. If you do not choose a class, your investment
will be made in Class A shares.
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an
      initial sales charge (on investments up to $1 million
      for regular accounts or lesser amounts for certain
      retirement plans). The amount of that sales charge
      will vary depending on the amount you invest. The
      sales charge rates are listed in "How Can You Buy
      Class A Shares?" below.
------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 6 years of buying them, you will
      normally pay a contingent deferred sales charge. That
      contingent deferred sales charge varies depending on
      how long you own your shares, as described in "How
      Can You Buy Class B Shares?" below.
------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 12 months of buying them, you will
      normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C
      Shares?" below.
------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only
      through certain retirement plans), you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 18 months of the retirement plan's
      first purchase of Class N shares, you may pay a
      contingent deferred sales charge of 1.0%, as
      described in "How Can You Buy Class N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain
      institutional investors that have a special agreement
      with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide
that the Fund is an appropriate investment for you, the
decision as to which class of shares is best suited to your
needs depends on a number of factors that you should
discuss with your financial advisor. Some factors to
consider are how much you plan to invest and how long you
plan to hold your investment. If your goals and objectives
change over time and you plan to purchase additional
shares, you should re-evaluate those factors to see if you
should consider another class of shares. The Fund's
operating costs that apply to a class of shares and the
effect of the different types of sales charges on your
investment will vary your investment results over time.

      The discussion below is not intended to be investment
advice or a recommendation, because each investor's
financial considerations are different. The discussion
below assumes that you will purchase only one class of
shares and not a combination of shares of different
classes. Of course, these examples are based on
approximations of the effects of current sales charges and
expenses projected over time, and do not detail all of the
considerations in selecting a class of shares. You should
analyze your options carefully with your financial advisor
before making that choice.

How Long Do You Expect to Hold Your Investment? While
      future financial needs cannot be predicted with
      certainty, knowing how long you expect to hold your
      investment will assist you in selecting the
      appropriate class of shares. Because of the effect of
      class-based expenses, your choice will also depend on
      how much you plan to invest. For example, the reduced
      sales charges available for larger purchases of Class
      A shares may, over time, offset the effect of paying
      an initial sales charge on your investment, compared
      to the effect over time of higher class-based
      expenses on shares of Class B, Class C or Class N.
      For retirement plans that qualify to purchase Class N
      shares, Class N shares will generally be more
      advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is
      meant to be a long-term investment, if you have a
      relatively short-term investment horizon (that is,
      you plan to hold your shares for not more than six
      years), you should most likely invest in Class A or
      Class C shares rather than Class B shares. That is
      because of the effect of the Class B contingent
      deferred sales charge if you redeem within six years,
      as well as the effect of the Class B asset-based
      sales charge on the investment return for that class
      in the short-term. Class C shares might be the
      appropriate choice (especially for investments of
      less than $100,000), because there is no initial
      sales charge on Class C shares, and the contingent
      deferred sales charge does not apply to amounts you
      sell after holding them one year.

      However, if you plan to invest more than $100,000 for
      the shorter term, then as your investment horizon
      increases toward six years, Class C shares might not
      be as advantageous as Class A shares. That is because
      the annual asset-based sales charge on Class C shares
      will have a greater impact on your account over the
      longer term than the reduced front-end sales charge
      available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class
      A shares will be the most advantageous choice, no
      matter how long you intend to hold your shares.  For
      that reason, the Distributor normally will not accept
      purchase orders of $100,000 or more of Class B shares
      or $1 million or more of Class C shares from a single
      investor.  Dealers or other financial intermediaries
      purchasing shares for their customers in omnibus
      accounts are responsible for compliance with those
      limits.

o     Investing  for the Longer Term.  If you are  investing
      less than  $100,000 for the  longer-term,  for example
      for  retirement,  and do not expect to need  access to
      your  money  for seven  years or more,  Class B shares
      may be appropriate.

Are There  Differences  in Account  Features  That Matter to
      You?  Some  account  features  may not be available to
      Class  B,  Class  C and  Class N  shareholders.  Other
      features may not be  advisable  (because of the effect
      of the contingent  deferred sales charge) for Class B,
      Class  C and  Class  N  shareholders.  Therefore,  you
      should  carefully  review  how you  plan  to use  your
      investment  account  before  deciding  which  class of
      shares to buy.

      Additionally, the dividends payable to Class B, Class
      C and Class N shareholders will be reduced by the
      additional expenses borne by those classes that are
      not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge
      described below and in the Statement of Additional
      Information.

How Do Share Classes Affect Payments to Your Broker? A
      financial advisor may receive different compensation
      for selling one class of shares than for selling
      another class. It is important to remember that Class
      B, Class C and Class N contingent deferred sales
      charges and asset-based sales charges have the same
      purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for
      concessions and expenses it pays to dealers and
      financial institutions for selling shares. The
      Distributor may pay additional compensation from its
      own resources to securities dealers or financial
      institutions based upon the value of shares of the
      Fund owned by the dealer or financial institution for
      its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B
to the Statement of Additional Information details the
conditions for the waiver of sales charges that apply in
certain cases, and the special sales charge rates that
apply to purchases of shares of the Fund by certain groups,
or under specified retirement plan arrangements or in other
special types of transactions. To receive a waiver or
special sales charge rate, you must advise the Distributor
when purchasing shares or the Transfer Agent when redeeming
shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at
their offering price, which is normally net asset value
plus an initial sales charge. However, in some cases,
described below, purchases are not subject to an initial
sales charge, and the offering price will be the net asset
value. In other cases, reduced sales charges may be
available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your
account.

      The sales charge varies depending on the amount of
your purchase. A portion of the sales charge may be
retained by the Distributor or allocated to your dealer as
a concession. The Distributor reserves the right to reallow
the entire concession to dealers. The current sales charge
rates and concessions paid to dealers and brokers are as
follows:
 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible
      to buy Class A shares at reduced sales charge rates
      under the Fund's "Right of Accumulation" or a Letter
      of Intent, as described in "Reduced Sales Charges" in
      the Statement of Additional Information.

      To receive the reduced sales charge, at the time you
      purchase shares of the Fund or any Oppenheimer fund,
      you must inform your broker-dealer or financial
      intermediary of any other Oppenheimer funds that you
      and your spouse own.  This includes, for example,
      shares of an Oppenheimer fund held in a retirement
      account, an employee benefit plan, or at a
      broker-dealer or financial intermediary other than
      the one handling your current purchase.  For more
      complete information about ways to reduce your sales
      charges, please visit the OppenheimerFunds website:
      WWW.OPPENHEIMERFUNDS.COM.
      ------------------------

Class A Contingent Deferred Sales Charge. There is no
      initial sales charge on purchases of Class A shares
      of any one or more of the Oppenheimer funds
      aggregating $1 million or more, or on purchases of
      Class A shares by certain retirement plans that
      satisfied certain requirements prior to March 1, 2001
      ("grandfathered retirement accounts").  However,
      those Class A shares may be subject to a Class A
      contingent deferred sales charge, as described
      below.  Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the
      benefit of plan participants in the name of a
      fiduciary or financial intermediary (other than
      OppenheimerFunds-sponsored Single DB Plus plans) are
      not permitted to make initial purchases of Class A
      shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in
      an amount equal to 1.0% of purchases of $1 million or
      more other than purchases by grandfathered retirement
      accounts.  For grandfathered retirement accounts, the
      concession is 0.75% of the first $2.5 million of
      purchases plus 0.25% of purchases in excess of $2.5
      million.  In either case, the concession will not be
      paid on purchases of shares by exchange or that were
      previously subject to a front-end sales charge and
      dealer concession.

      If you redeem any of those shares within an 18-month
      "holding period" measured from the beginning of the
      calendar month of their purchase, a contingent
      deferred sales charge (called the "Class A contingent
      deferred sales charge") may be deducted from the
      redemption proceeds. That sales charge will be equal
      to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares
      at the time of redemption (excluding shares purchased
      by reinvestment of dividends or capital gain
      distributions); or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not
      exceed the aggregate amount of the concessions the
      Distributor paid to your dealer on all purchases of
      Class A shares of all Oppenheimer funds you made that
      were subject to the Class A contingent deferred sales
      charge.
Purchases by Certain Retirement Plans. There is no initial
      sales charge on purchases of Class A shares of any
      one or more Oppenheimer funds by retirement plans
      that have $10 million or more in plan assets and that
      have entered into a special agreement with the
      Distributor and by retirement plans which are part of
      a retirement plan product or platform offered by
      certain banks, broker-dealers, financial advisors,
      insurance companies or recordkeepers which have
      entered into a special agreement with the
      Distributor. The Distributor currently pays dealers
      of record concessions in an amount equal to 0.25% of
      the purchase price of Class A shares by those
      retirement plans from its own resources at the time
      of sale, subject to certain exceptions as described
      in the Statement of Additional Information. There is
      no contingent deferred sales charge upon the
      redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at
net asset value per share without an initial sales charge.
However, if Class B shares are redeemed within six years
from the beginning of the calendar month of their purchase,
a contingent deferred sales charge will be deducted from
the redemption proceeds. The Class B contingent deferred
sales charge is paid to compensate the Distributor for its
expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge
will depend on the number of years since you invested and
the dollar amount being redeemed, according to the
following schedule for the Class B contingent deferred
sales charge holding period:

-------------------------------------------------------------------------------
                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which Purchase Order was Accepted       (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
      In the  table,  a  "year"  is a  12-month  period.  In
applying  the   contingent   deferred   sales  charge,   all
purchases  are  considered  to have  been  made on the first regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares
      automatically convert to Class A shares 72 months
      after you purchase them. This conversion feature
      relieves Class B shareholders of the asset-based
      sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described
      below. The conversion is based on the relative net
      asset value of the two classes, and no sales load or
      other charge is imposed. When any Class B shares that
      you hold convert, any other Class B shares that were
      acquired by reinvesting dividends and distributions
      on the converted shares will also convert to Class A
      shares. For further information on the conversion
      feature and its tax implications, see "Class B
      Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at
net asset value per share without an initial sales charge.
However, if Class C shares are redeemed within a holding
period of 12 months from the beginning of the calendar
month of their purchase, a contingent deferred sales charge
of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to
compensate the Distributor for its expenses of providing
distribution-related services to the Fund in connection
with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered
for sale to retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of
one or more Oppenheimer funds or to group retirement plans
(which do not include IRAs and 403(b) plans) that have
assets of $500,000 or more or 100 or more eligible
participants. See "Availability of Class N shares" in the
Statement of Additional Information for other circumstances
where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an
initial sales charge. A contingent deferred sales charge of
1.0% will be imposed upon the redemption of Class N shares,
if:
o     The group retirement plan is terminated or Class N
      shares of all Oppenheimer funds are terminated as an
      investment option of the plan and Class N shares are
      redeemed within 18 months after the plan's first
      purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares
      are redeemed within 18 months of the plan's first
      purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose
charges on plan participant accounts. The procedures for
buying, selling, exchanging and transferring the Fund's
other classes of shares (other than the time those orders
must be received by the Distributor or Transfer Agent in
Colorado) and the special account features applicable to
purchasers of those other classes of shares described
elsewhere in this Prospectus do not apply to Class N shares
offered through a group retirement plan. Instructions for
buying, selling, exchanging or transferring Class N shares
offered through a group retirement plan must be submitted
by the plan, not by plan participants for whose benefit the
shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net
asset value per share without a sales charge directly to
institutional investors that have special agreements with
the Distributor for this purpose. They may include
insurance companies, registered investment companies,
employee benefit plans and Section 529 plans, among others.
Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares
for its customers' accounts may impose charges on those
accounts. The procedures for buying, selling, exchanging
and transferring the Fund's other classes of shares (other
than the time those orders must be received by the
Distributor or Transfer Agent at their Colorado office) and
the special account features available to investors buying
those other classes of shares do not apply to Class Y
shares. Instructions for buying, selling, exchanging or
transferring Class Y shares must be submitted by the
institutional investor, not by its customers for whose
benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a
      Service Plan for Class A shares. It reimburses the
      Distributor for a portion of its costs incurred for
      services provided to accounts that hold Class A
      shares. Reimbursement is made quarterly at an annual
      rate of up to 0.25% of the average annual net assets
      of Class A shares of the Fund. The Distributor
      currently uses all of those fees to pay dealers,
      brokers, banks and other financial institutions
      quarterly for providing personal service and
      maintenance of accounts of their customers that hold
      Class A shares. With respect to Class A shares
      subject to a Class A contingent deferred sales charge
      purchased by grandfathered retirement accounts, the
      Distributor pays the 0.25% service fee to dealers in
      advance for the first year after the shares are sold
      by the dealer. The Distributor retains the first
      year's service fee paid by the Fund. After the shares
      have been held by grandfathered retirement accounts
      for a year, the Distributor pays the service fee to
      dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and
      Class N Shares. The Fund has adopted Distribution and
      Service Plans for Class B, Class C and Class N shares
      to pay the Distributor for its services and costs in
      distributing Class B, Class C and Class N shares and
      servicing accounts. Under the plans, the Fund pays
      the Distributor an annual asset-based sales charge of
      0.75% on Class B and Class C shares and 0.25% on
      Class N shares. The Distributor also receives a
      service fee of 0.25% per year under the Class B,
      Class C and Class N plans.

      The asset-based sales charge and service fees
      increase Class B and Class C expenses by 1.0% and
      increase Class N expenses by 0.50% of the net assets
      per year of the respective class. Because these fees
      are paid out of the Fund's assets on an on-going
      basis, over time these fees will increase the cost of
      your investment and may cost you more than other
      types of sales charges.

      The Distributor uses the service fees to compensate
      dealers for providing personal services for accounts
      that hold Class B, Class C or Class N shares. The
      Distributor normally pays the 0.25% service fees to
      dealers in advance for the first year after the
      shares are sold by the dealer. After the shares have
      been held for a year, the Distributor pays the
      service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of
      3.75% of the purchase price of Class B shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class B shares is therefore 4.00% of
      the purchase price. The Distributor normally retains
      the Class B asset-based sales charge. See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class C shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class C shares is therefore 1.0% of
      the purchase price. The Distributor pays the
      asset-based sales charge as an ongoing concession to
      the dealer on Class C shares that have been
      outstanding for a year or more. The Distributor
      normally retains the asset-based sales charge on
      Class C shares during the first year after the
      purchase of Class C shares. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class N shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class N shares is therefore 1.0% of
      the purchase price. The Distributor normally retains
      the asset-based sales charge on Class N shares. See
      the Statement of Additional Information for
      exceptions.

      Under certain circumstances, the Distributor will pay
      the full Class B, Class C or Class N asset-based
      sales charge and the service fee to the dealer
      beginning in the first year after purchase of such
      shares in lieu of paying the dealer the sales
      concession and the advance of the first year's
      service fee at the time of purchase, if there is a
      special agreement between the dealer and the
      Distributor.  In those circumstances, the contingent
      deferred sales charge will not be paid to the dealer.

      For Class C shares purchased through the
      OppenheimerFunds Recordkeeper Pro program, the
      Distributor will pay the Class C asset-based sales
      charge to the dealer of record in the first year
      after the purchase of such shares in lieu of paying
      the dealer a sales concession at the time of
      purchase.  The Distributor will use the service fee
      it receives from the Fund on those shares to
      reimburse FASCorp for providing personal services to
      the Class C accounts holding those shares.

      In addition, the Manager and the Distributor may make
      substantial payments to dealers or other financial
      intermediaries and service providers for distribution
      and/or shareholder servicing activities, out of their
      own resources, including the profits from the
      advisory fees the Manager receives from the Fund.
      Some of these distribution-related payments may be
      made to dealers or financial intermediaries for
      marketing, promotional or related expenses; these
      payments are often referred to as "revenue sharing."
      In some circumstances, those types of payments may
      create an incentive for a dealer or financial
      intermediary or its representatives to recommend or
      offer shares of the Fund or other Oppenheimer funds
      to its customers.  You should ask your dealer or
      financial intermediary for more details about any
      such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link
your Fund account with an account at a U.S. bank or other
financial institution. It must be an Automated Clearing
House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by
      telephone (through a service representative or by
      PhoneLink) or automatically under Asset Builder
      Plans, or
    o have the Transfer Agent send redemption proceeds or
      transmit dividends and distributions directly to your
      bank account. Please call the Transfer Agent for more
      information.

      You may purchase shares by telephone only after your
account has been established. To purchase shares in amounts
up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be
debited from your bank account.

      AccountLink privileges should be requested on your
Application or your dealer's settlement instructions if you
buy your shares through a dealer. After your account is
established, you can request AccountLink privileges by
sending signature-guaranteed instructions and proper
documentation to the Transfer Agent. AccountLink privileges
will apply to each shareholder listed in the registration
on your account as well as to your dealer representative of
record unless and until the Transfer Agent receives written
instructions terminating or changing those privileges.
After you establish AccountLink for your account, any
change of bank account information must be made by
signature-guaranteed instructions to the Transfer Agent
signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated
telephone system that enables shareholders to perform a
number of account transactions automatically using a
touch-tone phone. PhoneLink may be used on
already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to
      $100,000 by phone, by calling 1.800.225.5677. You
      must have established AccountLink privileges to link
      your bank account with the Fund to pay for these
      purchases.
Exchanging Shares. With the OppenheimerFunds Exchange
      Privilege, described below, you can exchange shares
      automatically by phone from your Fund account to
      another OppenheimerFunds account you have already
      established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone
      automatically by calling the PhoneLink number and the
      Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to
      Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send
requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call
1.800.225.5677 for information about which transactions may
be handled this way. Transaction requests submitted by fax
are subject to the same rules and restrictions as written
and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain
information about the Fund, as well as your account
balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed
------------------------
in the account registration (and the dealer of record) may
request certain account transactions through a special
section of that website. To perform account transactions or
obtain account information online, you must first obtain a
user I.D. and password on that website. If you do not want
to have Internet account transaction capability for your
account, please call the Transfer Agent at 1.800.225.5677.
At times, the website may be inaccessible or its
transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has
several plans that enable you to sell shares automatically
or exchange them to another OppenheimerFunds account on a
regular basis. Please call the Transfer Agent or consult
the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your
Class A or Class B shares of the Fund, you have up to six
months to reinvest all or part of the redemption proceeds
in Class A shares of the Fund or other Oppenheimer funds
without paying a sales charge. This privilege applies only
to Class A shares that you purchased subject to an initial
sales charge and to Class A or Class B shares on which you
paid a contingent deferred sales charge when you redeemed
them. This privilege does not apply to Class C, Class N or
Class Y shares. You must be sure to ask the Distributor for
this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your
retirement plan account. If you participate in a plan
sponsored by your employer, the plan trustee or
administrator must buy the shares for your plan account.
The Distributor also offers a number of different
retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include
      regular IRAs, Roth IRAs, SIMPLE IRAs and rollover
      IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs
      for small business owners or self-employed
      individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for
      employees of eligible tax-exempt organizations, such
      as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for
      businesses.
Pension and Profit-Sharing Plans. These plans are designed
      for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds
retirement plan documents, which include applications and
important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any
regular business day. Your shares will be sold at the next
net asset value calculated after your order is received in
proper form (which means that it must comply with the
procedures described below) and is accepted by the Transfer
Agent. The Fund lets you sell your shares by writing a
letter, by wire, or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular
basis. If you have questions about any of these procedures,
and especially if you are redeeming shares in a special
situation, such as due to the death of the owner or from a
retirement plan account, please call the Transfer Agent
first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect
      you and the Fund from fraud, the following redemption
      requests must be in writing and must include a
      signature guarantee (although there may be other
      situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a
      check.
   o  The redemption check is not payable to all
      shareholders listed on the account statement.
   o  The redemption check is not sent to the address of
      record on your account statement.
   o  Shares are being transferred to a Fund account with a
      different owner or name.

   o  Shares are being redeemed by someone (such as an
      Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer
      Agent will accept a guarantee of your signature by a
      number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings
      association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,
      municipal securities or government securities, or
o     a U.S. national securities exchange, a registered
      securities association or a clearing agency.
      If you are signing on behalf of a corporation,
      partnership or other business or as a fiduciary, you
      must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to
      sell shares in an OppenheimerFunds retirement plan
      account. Call the Transfer Agent for a distribution
      request form. Special income tax withholding
      requirements apply to distributions from retirement
      plans. You must submit a withholding form with your
      redemption request to avoid delay in getting your
      money and if you do not want tax withheld. If your
      employer holds your retirement plan account for you
      in the name of the plan, you must ask the plan
      trustee or administrator to request the sale of the
      Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund
      normally sends your money by check, you can arrange
      to have the proceeds of shares you sell sent by
      Federal Funds wire to a bank account you designate.
      It must be a commercial bank that is a member of the
      Federal Reserve wire system. The minimum redemption
      you can have sent by wire is $2,500. There is a $10
      fee for each request. To find out how to set up this
      feature on your account or to arrange a wire, call
      the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of
instruction that includes:

   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account
      statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as

      the account is registered, and
   o  Any special documents requested by the Transfer Agent
      to assure proper authorization of the person asking
      to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer
representative of record may also sell your shares by
telephone. To receive the redemption price calculated on a
particular regular business day, your call must be received
by the Transfer Agent by the close of the Exchange that
day, which is normally 4:00 P.M., but may be earlier on
some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan
account or under a share certificate by telephone.

   o  To redeem shares through a service representative or
      automatically on PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent
to the address on the account statement, or, if you have
linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank
account.
Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be
      redeemed by telephone in any seven-day period. The
      check must be payable to all owners of record of the
      shares and must be sent to the address on the account
      statement. This service is not available within 30
      days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There
      are no dollar limits on telephone redemption proceeds
      sent to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank
      is initiated on the business day after the
      redemption. You do not receive dividends on the
      proceeds of the shares you redeemed while they are
      waiting to be transferred.

      If you have requested Federal Funds wire privileges
      for your account, the wire of the redemption proceeds
      will normally be transmitted on the next bank
      business day after the shares are redeemed. There is
      a possibility that the wire may be delayed up to
      seven days to enable the Fund to sell securities to
      pay the redemption proceeds. No dividends are accrued
      or paid on the proceeds of shares that have been
      redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES  THROUGH  your DEALER?  The  Distributor
has  made   arrangements  to  repurchase  Fund  shares  from
dealers  and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your shares are held in the  name of  your  dealer,  you  must  redeem  them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.
If you purchase shares subject to a Class A, Class B, Class
C or Class N contingent deferred sales charge and redeem
any of those shares during the applicable holding period
for the class of shares, the contingent deferred sales
charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge
based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the
Transfer Agent of your eligibility for the waiver when you
place your redemption request.)

      A  contingent  deferred  sales charge will be based on
the lesser of the net asset value of the redeemed  shares at the time of  redemption  or the original net asset value.  A contingent deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an
      increase in net asset value over the initial  purchase
      price,
o     shares  purchased by the  reinvestment of dividends or
      capital gains distributions, or
o     shares   redeemed   in   the   special   circumstances
      described   in   Appendix  B  to  the   Statement   of
      Additional Information.
      To determine whether a contingent deferred sales
charge applies to a redemption, the Fund redeems shares in
the following order:
   1. shares acquired by reinvestment of dividends and
      capital gains distributions,
   2. shares held for the holding period that applies to
      the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged
when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the
applicable contingent deferred sales charge holding period,
the holding period will carry over to the fund whose shares
you acquire. Similarly, if you acquire shares of this Fund
by exchanging shares of another Oppenheimer fund that are
still subject to a contingent deferred sales charge holding
period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time
of exchange, without sales charge. Shares of the Fund can
be purchased by exchange of shares of other Oppenheimer
funds on the same basis. To exchange shares, you must meet
several conditions:
   o  Shares of the fund selected for exchange must be
      available for sale in your state of residence.
   o  The prospectuses of both funds must offer the
      exchange privilege.
   o  You must hold the shares you buy when you establish
      your account for at least seven days before you can
      exchange them. After the account is open seven days,
      you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for
      the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and
      read its prospectus.

      Shares of a particular class of the Fund may be
exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A
shares of this Fund only for Class A shares of another
fund. In some cases, sales charges may be imposed on
exchange transactions. For tax purposes, exchanges of
shares involve a sale of the shares of the fund you own and
a purchase of the shares of the other fund, which may
result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information
for more details.

      You can find a list of Oppenheimer funds currently
available for exchanges in the Statement of Additional
Information or obtain one by calling a service
representative at 1.800.225.5677. That list can change from
time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be
requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds
      Exchange Request form, signed by all owners of the
      account. Send it to the Transfer Agent at the address
      on the back cover. Exchanges of shares held under
      certificates cannot be processed unless the Transfer
      Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests
      may   be   made    either   by   calling   a   service
      representative  or by using  PhoneLink  for  automated
      exchanges   by   calling   1.800.225.5677.   Telephone
      exchanges  may be made only between  accounts that are
      registered  with the same name(s) and address.  Shares
      held  under  certificates  may  not  be  exchanged  by
      telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain
exchange policies you should be aware of:
o     Shares are redeemed from one fund and are normally
      purchased from the other fund in the same transaction
      on the same regular business day on which the
      Transfer Agent or its agent (such as a financial
      intermediary holding the investor's shares in an
      omnibus account) receives an exchange request that
      conforms to the policies described above.  It must be
      received by the close of the Exchange that day, which
      is normally 4:00 P.M. but may be earlier on some
      days.  The Transfer Agent may delay the reinvestment
      of the proceeds of an exchange up to five business
      days if it determines in its discretion that an
      earlier transmittal of the redemption proceeds to the
      receiving fund would be detrimental to the Fund from
      which the exchange is made or to the receiving fund.
o     The interests of the Fund's shareholders and the
      Fund's ability to manage its investments may be
      adversely affected when its shares are repeatedly
      exchanged over the short term.  When large dollar
      amounts are involved, the Fund's implementation of
      its investment strategies may be negatively affected
      or the Fund might have to raise or retain more cash
      than the portfolio manager would normally retain, to
      meet unanticipated redemptions.  Frequent exchange
      activity also may force the Fund to sell portfolio
      securities at disadvantageous times to raise the cash
      needed to meet those exchange requests.  These
      factors might hurt the Fund's performance.  When the
      Transfer Agent in its discretion believes frequent
      trading activity by any person, group or account
      would have a disruptive effect on the Fund's ability
      to manage its investments, the Fund and the Transfer
      Agent may reject purchase orders and/or exchanges
      into the Fund.  The history of exchange activity in
      all accounts known by the Transfer Agent to be under
      common ownership or control within the Oppenheimer
      funds complex may be considered by the Transfer
      Agent, with respect to the review of exchanges
      involving this Fund as part of the Transfer Agent's
      procedures to detect and deter excessive exchange
      activity.  The Transfer Agent may permit exchanges
      that it believes in the exercise of its judgment are
      not disruptive.  The Transfer Agent might not be able
      to detect frequent exchange activity conducted by the
      underlying owners of shares held in omnibus accounts,
      and therefore might not be able to effectively
      prevent frequent exchange activity in those
      accounts.  There is no guarantee that the Transfer
      Agent's controls and procedures will be successful to
      identify investors who engage in excessive trading
      activity or to curtail that activity.
            As stated above, the Fund permits dealers or
      financial intermediaries to submit exchange
      requests on behalf of their customers (unless the
      customer has revoked that authority).  The Manager,
      the Distributor and/or the Transfer Agent have
      agreements with a limited number of broker-dealers
      and investment advisers permitting them to submit
      exchange orders in bulk on behalf of their clients,
      provided that those broker-dealers or advisers
      agree to restrictions on their exchange activity
      (which are more stringent than the restrictions
      that apply to other shareholders).  Those
      restrictions include limitations on the funds
      available for exchanges, the requirement to give
      advance notice of exchanges to the Transfer Agent,
      and limits on the amount of client assets that may
      be invested in a particular fund.  The Fund and its
      Transfer Agent may restrict or refuse bulk exchange
      requests submitted by a financial intermediary on
      behalf of a large number of accounts (including
      pursuant to the arrangements described above) if,
      in the Transfer Agent's judgment exercised in its
      discretion, those exchanges would be disruptive to
      either fund in the exchange transaction.

   o  The Fund may amend, suspend or terminate the exchange
      privilege at any time. The Fund may refuse any
      exchange order and is currently not obligated to
      provide notice before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares
      you request because of a restriction cited above,
      only the shares eligible for exchange will be
      exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures
for buying, selling and exchanging shares is contained in
the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund
      account with a value of less than $500. The fee is
      automatically deducted from each applicable Fund
      account annually on or about the second to last
      "regular business day" of September.  See the
      Statement of Additional Information (shareholders may
      visit the OppenheimerFunds website) to learn how you
      can avoid this fee and for circumstances under which
      this fee will not be assessed.

The offering of shares may be suspended during any period
      in which the determination of net asset value is
      suspended, and the offering may be suspended by the
      Board of Trustees at any time the Board believes it
      is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions
      or exchanges may be modified, suspended or terminated
      by the Fund at any time. The Fund will provide you
      notice whenever it is required to do so by applicable
      law. If an account has more than one owner, the Fund
      and the Transfer Agent may rely on the instructions
      of any one owner. Telephone privileges apply to each
      owner of the account and the dealer representative of
      record for the account unless the Transfer Agent
      receives cancellation instructions from an owner of
      the account.
The Transfer Agent will record any telephone calls to
      verify data concerning transactions and has adopted
      other procedures to confirm that telephone
      instructions are genuine, by requiring callers to
      provide tax identification numbers and other account
      data or by using PINs, and by confirming such
      transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses
      arising out of telephone instructions reasonably
      believed to be genuine.
Redemption or transfer requests will not be honored until
      the Transfer Agent receives all required documents in
      proper form. From time to time, the Transfer Agent in
      its discretion may waive certain of the requirements
      for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients
      by participating in NETWORKING through the National
      Securities Clearing Corporation are responsible for
      obtaining their clients' permission to perform those
      transactions, and are responsible to their clients
      who are shareholders of the Fund if the dealer
      performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day
      because the value of the securities in the Fund's
      portfolio fluctuates. The redemption price, which is
      the net asset value per share, will normally differ
      for each class of shares. The redemption value of
      your shares may be more or less than their original
      cost.

Payment for redeemed shares ordinarily is made in cash. It
      is forwarded by check, or through AccountLink or by
      Federal Funds wire (as elected by the shareholder)
      within seven days after the Transfer Agent receives
      redemption instructions in proper form. However,
      under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be
      delayed or suspended. For accounts registered in the
      name of a broker-dealer, payment will normally be
      forwarded within three business days after
      redemption.

The Transfer Agent may delay processing any type of
      redemption payment as described under "How to Sell
      Shares" for recently purchased shares, but only until
      the purchase payment has cleared. That delay may be
      as much as 10 days from the date the shares were
      purchased. That delay may be avoided if you purchase
      shares by Federal Funds wire or certified check, or
      arrange with your bank to provide telephone or
      written assurance to the Transfer Agent that your
      purchase payment has cleared.
Involuntary redemptions of small accounts may be made by
      the Fund if the account value has fallen below $500
      for reasons other than the fact that the market value
      of shares has dropped. In some cases, involuntary
      redemptions may be made to repay the Distributor for
      losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual
      circumstances (such as a lack of liquidity in the
      Fund's portfolio to meet redemptions). This means
      that the redemption proceeds will be paid with liquid
      securities from the Fund's portfolio. If the Fund
      redeems your shares in kind, you may bear transaction
      costs and will bear market risks until such time as
      such securities are converted into cash.
Federal regulations may require the Fund to obtain your
      name, your date of birth (for a natural person), your
      residential street address or principal place of
      business and your Social Security Number, Employer
      Identification Number or other government issued
      identification when you open an account. Additional
      information may be required in certain circumstances
      or to open corporate accounts.  The Fund or the
      Transfer Agent may use this information to attempt to
      verify your identity.  The Fund may not be able to
      establish an account if the necessary information is
      not received.  The Fund may also place limits on
      account transactions while it is in the process of
      attempting to verify your identity.  Additionally, if
      the Fund is unable to verify your identity after your
      account is established, the Fund may be required to
      redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied
      against taxable dividends, distributions and
      redemption proceeds (including exchanges) if you fail
      to furnish the Fund your correct, certified Social
      Security or Employer Identification Number when you
      sign your application, or if you under-report your
      income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to
      households, the Fund will mail only one copy of each
      prospectus, annual and semi-annual report and annual
      notice of the Fund's privacy policy to shareholders
      having the same last name and address on the Fund's
      records. The consolidation of these mailings, called
      householding, benefits the Fund through reduced
      mailing expense.

      If you want to receive multiple copies of these
      materials, you may call the Transfer Agent at
      1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses,
      reports and privacy notices will be sent to you
      commencing within 30 days after the Transfer Agent
      receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income on an annual basis and to pay them to  shareholders in December on a date  selected  by the Board of  Trustees.  Dividends  and distributions  paid to  Class  A and  Class  Y  shares  will generally be higher than  dividends for Class B, Class C and
Class N shares,  which  normally  have higher  expenses than
Class A and Class Y shares.  The Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the
sale of portfolio securities. If it does, it may make
distributions out of any net short-term or long-term
capital gains in December of each year. The Fund may make
supplemental distributions of dividends and capital gains
following the end of its fiscal year. There can be no
assurance that the Fund will pay any capital gains
distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When
you open your account, specify on your application how you
want to receive your dividends and distributions. You have
four options:
Reinvest All Distributions in the Fund. You can elect to
      reinvest all dividends and capital gains
      distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to
      reinvest some distributions (dividends, short-term
      capital gains or long-term capital gains
      distributions) in the Fund while receiving the other
      types of distributions by check or having them sent
      to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive
      a check for all dividends and capital gains
      distributions or have them sent to your bank through
      AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds
      Account. You can reinvest all distributions in the
      same class of shares of another OppenheimerFunds
      account you have established.

TAXES. If your shares are not held in a tax-deferred
retirement account, you should be aware of the following
tax implications of investing in the Fund. Distributions
are subject to federal income tax and may be subject to
state or local taxes. Dividends paid from short-term
capital gains and net investment income are taxable as
ordinary income. Long-term capital gains are taxable as
long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional
shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a
statement showing the amount of any taxable distribution
you received in the previous year. Any long-term capital
gains will be separately identified in the tax information
the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just
      before the ex-dividend date, or just before the Fund
      declares a capital gains distribution, you will pay
      the full price for the shares and then receive a
      portion of the price back as a taxable dividend or
      capital gain.
Remember, There May be Taxes on Transactions. Because the
      Fund's share prices fluctuate, you may have a capital
      gain or loss when you sell or exchange your shares. A
      capital gain or loss is the difference between the
      price you paid for the shares and the price you
      received when you sold them. Any capital gain is
      subject to capital gains tax.
Returns of Capital Can Occur. In certain cases,
      distributions made by the Fund may be considered a
      non-taxable return of capital to shareholders. If
      that occurs, it will be identified in notices to
      shareholders.

      This  information is only a summary of certain federal
income tax  information  about your  investment.  You should consult  with  your  tax  advisor  about  the  effect  of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you
understand the Fund's financial performance since
inception. Certain information reflects financial results
for a single Fund share. The total returns in the table
represent the rate that an investor would have earned (or
lost) on an investment in the Fund (assuming reinvestment
of all dividends and distributions). This information has
been audited by Deloitte & Touche LLP, the Fund's
independent registered public accounting firm, whose
report, along with the Fund's financial statements, is
included in the Statement of Additional Information, which
is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                        2004            2003            2002            2001 1
-----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.70        $   9.28        $  10.47        $  10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.02)           (.01)           (.04)             -- 2
Net realized and unrealized gain (loss)                 2.01            1.43           (1.15)            .48
                                                  ---------------------------------------------------------------
Total from investment operations                        1.99            1.42           (1.19)            .48
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --              --              --            (.01)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    12.69        $  10.70        $   9.28        $  10.47
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     18.60%          15.30%         (11.37)%          4.76%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,213,822        $501,227        $300,244        $119,194
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  892,462        $362,221        $248,681        $ 48,406
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.11%          (0.02)%         (0.36)%         (0.11)%
Total expenses                                          1.17% 5,6       1.23% 5         1.30% 5,6       1.33% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July
31, 2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.47        $   9.15        $  10.40        $  10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.07)           (.07)           (.06)           (.03)
Net realized and unrealized gain (loss)               1.91            1.39           (1.19)            .43
                                                  -----------------------------------------------------------
Total from investment operations                      1.84            1.32           (1.25)            .40
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.31        $  10.47        $   9.15        $  10.40
                                                  ===========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   17.57%          14.43%         (12.02)%          4.00%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $366,608        $237,002        $167,906        $ 51,412
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $321,870        $187,066        $117,801        $ 17,362
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.76)%         (0.85)%         (1.11)%         (0.99)%
Total expenses                                        2.01%           2.12%           2.05%           2.15%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4,5        2.07%            N/A 4,5         N/A 4
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS C      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.48        $   9.15        $  10.40        $  10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.05)           (.06)           (.06)           (.03)
Net realized and unrealized gain (loss)               1.91            1.39           (1.19)            .43
                                                  -----------------------------------------------------------------------
Total from investment operations                      1.86            1.33           (1.25)            .40
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.34        $  10.48        $   9.15        $  10.40
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   17.75%          14.54%         (12.02)%          4.00%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $348,928        $198,180        $141,434        $ 43,613
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $289,046        $159,105        $ 97,899        $ 16,456
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.63)%         (0.73)%         (1.11)%         (0.98)%
Total expenses                                        1.89% 4,5       1.95% 4         2.05% 4,5       2.15% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.62        $   9.23        $  10.45        $   9.84
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.04)           (.03)           (.03)           (.01)
Net realized and unrealized gain (loss)               1.98            1.42           (1.19)            .62
                                                  ----------------------------------------------------------------
Total from investment operations                      1.94            1.39           (1.22)            .61
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.56        $  10.62        $   9.23        $  10.45
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.27%          15.06%         (11.67)%          6.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 33,665        $ 13,369        $  5,158        $      8
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 22,846        $  8,524        $  2,026        $      3
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.28)%         (0.30)%         (0.67)%         (0.64)%
Total expenses                                        1.62%           1.49%           1.58%           1.57%
Expenses after payments and waivers and
reduction to custodian expenses                       1.54%            N/A 4           N/A 4,5         N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS Y      YEAR ENDED JULY 31,                    2004          2003          2002           2001 1
---------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.79        $ 9.31        $10.48        $ 10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .05           .02          (.03)           .02
Net realized and unrealized gain (loss)             2.02          1.46         (1.14)           .47
                                                  -------------------------------------------------------
Total from investment operations                    2.07          1.48         (1.17)           .49
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --            --            --           (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.86        $10.79        $ 9.31        $ 10.48
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 19.18%        15.90%       (11.16)%         4.94%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $6,589        $4,428        $2,696        $     1
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $5,921        $3,102        $1,953        $     1
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        0.57%         0.44%        (0.07)%         0.35%
Total expenses                                      0.67%         0.77%         1.04%        168.30% 4
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 5         N/A 5        1.00%          1.01%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              134%          165%          165%            92%

1. For the period from September 25, 2000 (commencement of operations) to July
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange.
Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED    ACCUMULATED         OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM           LOSS        FOR FEDERAL INCOME
   INCOME                     GAIN   CARRYFORWARD 1,2          TAX PURPOSES
   ------------------------------------------------------------------------
   $16,842,145        $106,612,843            $--               $72,959,058

1. During the fiscal year ended July 31, 2004, the Fund utilized $79,504,753 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2004. Net assets of the
Fund were unaffected by the reclassifications.

                                   REDUCTION TO                REDUCTION TO
                                    ACCUMULATED             ACCUMULATED NET
            INCREASE TO          NET INVESTMENT               REALIZED GAIN
            PAID-IN CAPITAL                LOSS              ON INVESTMENTS 3
            -----------------------------------------------------------------
            $11,679,874              $3,356,403                 $15,036,277

3. $11,679,874, including $10,086,466 of long-term capital gain, was distributed in connection with Fund share redemptions.

No distributions were paid during the years ended July 31, 2004 and July 31,
2003.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities         $ 1,887,214,282
            Federal tax cost of other investments          403,458
                                                   ----------------
            Total federal tax cost                 $ 1,887,617,740
                                                   ================

            Gross unrealized appreciation          $   142,472,776
            Gross unrealized depreciation              (69,513,718)
                                                   ----------------
            Net unrealized appreciation            $    72,959,058
                                                   ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a

                  50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     YEAR ENDED JULY 31, 2004          YEAR ENDED JULY 31, 2003
                      SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold              63,199,118    $ 810,042,516       30,151,690    $ 283,177,487
Redeemed         (14,406,555)    (180,423,646)     (15,652,085)    (142,411,208)
                 ---------------------------------------------------------------
Net increase      48,792,563    $ 629,618,870       14,499,605    $ 140,766,279
                 ===============================================================

                  51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                     YEAR ENDED JULY 31, 2004          YEAR ENDED JULY 31, 2003
                      SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS B
Sold              11,511,685    $ 139,957,897       10,206,409    $  93,887,151
Redeemed          (4,384,689)     (53,462,944)      (5,905,136)     (52,769,007)
                 ---------------------------------------------------------------
Net increase       7,126,996    $  86,494,953        4,301,273    $  41,118,144
                 ===============================================================

-------------------------------------------------------------------------------
CLASS C
Sold              12,280,558    $ 150,160,929        8,363,125    $  76,878,026
Redeemed          (2,923,666)     (35,824,695)      (4,901,031)     (43,435,342)
                 ---------------------------------------------------------------
Net increase       9,356,892    $ 114,336,234        3,462,094    $  33,442,684
                 ===============================================================

--------------------------------------------------------------------------------
CLASS N
Sold               1,779,696    $  22,298,461          856,590    $   7,950,997
Redeemed            (357,061)      (4,474,352)        (156,646)      (1,455,452)
                 ---------------------------------------------------------------
Net increase       1,422,635    $  17,824,109          699,944    $   6,495,545
                 ===============================================================

--------------------------------------------------------------------------------
CLASS Y
Sold                 225,166    $   2,880,882          246,796    $   2,311,010
Redeemed            (123,378)      (1,568,948)        (125,691)      (1,165,755)
                 ----------------------------------------------------=----------
Net increase         101,788    $   1,311,934          121,105    $   1,145,255
                 ==================================================-============

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were
$2,835,809,097 and $2,013,111,628, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66%
of the next $200 million, and 0.60% of average annual net assets in excess of
$800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2004, the Fund paid
$3,426,465 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the

                  52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on
Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B, Class C and Class N shares were $7,177,069, $3,302,368 and
$450,211, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A            CLASS B           CLASS C           CLASS N
                         CLASS A       CONTINGENT         CONTINGENT        CONTINGENT        CONTINGENT
                       FRONT-END         DEFERRED           DEFERRED          DEFERRED          DEFERRED
                   SALES CHARGES    SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES
                     RETAINED BY      RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED           DISTRIBUTOR      DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------

July 31, 2004         $1,242,598           $1,069           $460,471           $31,687           $19,491

                  53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the
Manager paid the Fund $106,541, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended July 31, 2004, OFS waived $7,821, $4,676, $2,742 and
$17,495 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

As of July 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                       CONTRACT
                          EXPIRATION     AMOUNT   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION            DATE     (000s)     JULY 31, 2004   APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]         8/3/04     536CAD          $403,458         $1,173

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional

                  54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of July 31, 2004 was
$978,052, which represents 0.05% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                         ACQUISITION              VALUATION AS OF     UNREALIZED
SECURITY                        DATE       COST     JULY 31, 2004   APPRECIATION
--------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Esprit Exploration Ltd.       6/4/02   $661,668          $978,052       $316,384

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US
Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.
Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of July 31, 2004, the
Fund had on loan securities valued at approximately $3,784,000. Cash of
$3,773,307 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
8. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the
Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment
Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the
Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                  55 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Opportunity
Fund(R)
The following additional information about the Fund is
available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes
additional information about the Fund's investment
policies, risks, and operations. It is incorporated by
reference into this Prospectus (which means it is legally
part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information
about the Fund's investments and performance is available
in the Fund's Annual and Semi-Annual Reports to
shareholders. The Annual Report includes a discussion of
market conditions and investment strategies that
significantly affected the Fund's performance during its
last fiscal year.

How to Get More Information
You can request the Statement of Additional Information,
the Annual and Semi-Annual Reports, the notice explaining
the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.525-7048

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of
Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information
on the operation of the Public Reference Room may be
obtained by calling the SEC at 1.202.942.8090.  Reports and
other information about the Fund are available on the EDGAR
database on the SEC's Internet website at WWW.SEC.GOV.
                                          -----------
Copies may be obtained after payment of a duplicating fee
by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about
the Fund or to make any representations about the Fund
other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor
a solicitation of an offer to buy shares of the Fund, to
any person in any state or other jurisdiction where it is
unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]
OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-10001

PR0731.001.0904
Printed on recycled paper

                 APPENDIX TO PROSPECTUS OF
         Oppenheimer Main Street Opportunity Fund(R)

      Graphic Material included in the Prospectus of
Oppenheimer Main Street Opportunity Fund(R)"Annual Total
Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of
Oppenheimer Main Street Opportunity Fund(R)depicting the
annual total returns of a hypothetical investment in Class
A shares of the Fund for each of the two most recent
calendar year ends, without deducting sales charges. Set
forth below are the relevant data points that will appear
on the bar chart.

Calendar                            Oppenheimer Main Street
Year                                Opportunity Fund(R)
Ended                               Class A Shares
-----                               --------------

12/31/01                                   16.14%
12/31/02                                  -16.04%
12/31/03                                   40.56%

STATEMENT OF ADDITIONAL INFORMATION

Oppenheimer Main Street Opportunity Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated September 29, 2004

      This Statement of Additional Information is not a
Prospectus. This document contains additional information
about the Fund and supplements information in the
Prospectus dated September 29, 2004. It should be read
together with the Prospectus, which may be obtained by
writing to the Fund's Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown
above, or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional  Information About the Fund's Investment Policies

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional  Information About the Fund's Investment Policies
and Risks

The investment objective, the principal investment policies
and the main risks of the Fund are described in the
Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and
risks and the types of securities that the Fund's
investment Manager, OppenheimerFunds, Inc., can select for
the Fund.  Additional information is also provided about
the strategies that the Fund can use to try to achieve its
objective.

The Fund's Investment Policies.  The composition of the
Fund's portfolio and the techniques and strategies that the
Fund's Manager can use in selecting portfolio securities
will vary over time.  The Fund is not required to use any
of the investment techniques and strategies described below
at all times in seeking its goal.  It can use some of the
special investment techniques and strategies at some times
or not at all.

      |X| Investments in Equity Securities.  The Fund does
not limit its investments in equity securities to issuers
having a market capitalization of a specified size or
range, and therefore can invest in securities of small-,
mid- and large-capitalization issuers.  At times, the Fund
can focus its equity investments in securities of one or
more capitalization ranges, based upon the Manager's
judgment of where the best market opportunities are to seek
the Fund's objective.  At times, the market may favor or
disfavor securities of issuers of a particular
capitalization range.  Securities of small capitalization
issuers may be subject to greater price volatility in
general than securities of larger companies.  Therefore, if
the Fund is focusing on or has substantial investments in
smaller capitalization companies at times of market
volatility, the Fund's share price may fluctuate more than
that of funds focusing on larger capitalization issuers.

      |_|         Over-the-Counter Securities. Securities
of small capitalization issuers may be traded on securities
exchanges or in the over-the-counter market.  The
over-the-counter markets, both in the U.S. and abroad, may
have less liquidity than securities exchanges.  That can
affect the price the Fund is able to obtain when it wants
to sell a security.

      Small-cap growth companies may offer greater
opportunities for capital appreciation than securities of
large, more established companies.  However, these
securities also involve greater risks than securities of
larger companies.  Securities of small capitalization
issuers may be subject to greater price volatility in
general than securities of large-cap and mid-cap
companies.  Therefore, to the degree that the Fund has
investments in smaller capitalization companies at times of
market volatility, the Fund's share price may fluctuate
more.  As noted below, the Fund limits its investments in
unseasoned small cap issuers.

      |_| ?Rights and Warrants.  The Fund can invest up to
10% of its total assets in warrants or rights, although the
Fund does not currently intend to invest more than 5% of
its total assets in warrants or rights.  Warrants basically
are options to purchase equity securities at specific
prices valid for a specific period of time.  Their prices
do not necessarily move parallel to the prices of the
underlying securities.  Rights are similar to warrants, but
normally have a short duration and are distributed directly
by the issuer to its shareholders.  Rights and warrants
have no voting rights, receive no dividends and have no
rights with respect to the assets of the issuer.

      |_|   Convertible Securities.  Convertible securities
are preferred stocks or debt securities that are
convertible into an issuer's common stock.  Convertible
securities rank senior to common stock in a corporation's
capital structure and therefore are subject to less risk
than common stock in case of the issuer's bankruptcy or
liquidation.

      The value of a convertible security is a function of
its "investment value" and its "conversion value."  If the
investment value exceeds the conversion value, the security
will behave more like a debt security, and the security's
price will likely increase when interest rates fall and
decrease when interest rates rise.  If the conversion value
exceeds the investment value, the security will behave more
like an equity security.  In that case, it will likely sell
at a premium over its conversion value, and its price will
tend to fluctuate directly with the price of the underlying
security.

      While some convertible securities are a form of debt
security, in many cases their conversion feature (allowing
conversion into equity securities) caused them to be
regarded by the Manager more as "equity equivalents."  As a
result, the rating assigned to the security has less impact
on the Manager's investment decision than in the case of
non-convertible debt fixed-income securities.

      To determine whether convertible securities should be
regarded as "equity equivalents," the Manager examines the
following factors:
o     whether, at the option of the investor, the
      convertible security can be exchanged for a fixed
      number of shares of common stock of the issuer, and
o     the extent to which the convertible security may be a
      defensive "equity substitute," providing the ability
      to participate in any appreciation in the price of
      the issuer's common stock.

      |_| Preferred Stock.  Preferred stock, unlike common
stock, has a stated dividend rate payable from the
corporation's earnings.  Preferred stock dividends may be
cumulative or non-cumulative.  "Cumulative" dividend
provisions require all or a portion of prior unpaid
dividends to be paid before dividends can be paid on the
issuer's common stock. Preferred stock may be
"participating" stock, which means that it may be entitled
to a dividend exceeding the stated dividend in certain
cases.

      If interest rates rise, the fixed dividend on
preferred stocks may be less attractive, causing the price
of preferred stocks to decline.  Preferred stock may have
mandatory sinking fund provisions, as well as provisions
allowing calls or redemptions prior to maturity, which can
also have a negative impact on prices when interest rates
decline.  Preferred stock generally has a preference over
common stock on the distribution of a corporation's assets
in the event of liquidation of the corporation. The rights
of preferred stock on distribution of a corporation's
assets in the event of a liquidation are generally
subordinate to the rights associated with a corporation's
debt securities.

      |X|   Foreign Securities.  The Fund can purchase
equity and debt securities issued or guaranteed by foreign
companies or foreign governments or their agencies.
"Foreign securities" include equity and debt securities of
companies organized under the laws of countries other than
the United States and debt securities of foreign
governments.  They may be traded on foreign securities
exchanges or in the foreign over-the-counter markets.
      Securities of foreign issuers that are represented by
American Depository Receipts or that are listed on a U.S.
securities exchange or traded in the U.S. over-the-counter
markets are not considered "foreign securities" for the
purpose of the Fund's investment allocations.  That is
because they are not subject to many of the special
considerations and risks, discussed below, that apply to
foreign securities traded and held abroad.

      Investing in foreign securities offers potential
benefits not available from investing solely in securities
of domestic issuers.  They include the opportunity to
invest in foreign issuers that appear to offer growth
potential, or in foreign countries with economic policies
or business cycles different from those of the U.S., or to
reduce fluctuations in portfolio value by taking advantage
of foreign stock markets that do not move in a manner
parallel to U.S. markets.  The Fund will hold foreign
currency only in connection with the purchase or sale of
foreign securities.

         |_|      Risks of Foreign Investing.  Investments
in foreign securities may offer special opportunities for
investing but also present special additional risks and
considerations not typically associated with investments in
domestic securities.  Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of  foreign  investments  due to
      changes in currency  rates or  currency  control
      regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing  and  financial
      reporting   standards   in   foreign   countries
      comparable  to  those   applicable  to  domestic
      issuers;
o     less  volume  on  foreign   exchanges   than  on  U.S.
      exchanges;
o     greater  volatility  and  less  liquidity  on  foreign
      markets than in the U.S.;
o     less  governmental   regulation  of  foreign  issuers,
      stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio
       transactions   or  loss  of   certificates   for
       portfolio securities;
o     possibilities  in  some  countries  of  expropriation,
      confiscatory taxation,  political,  financial or
      social   instability   or   adverse   diplomatic
      developments; and
o     unfavorable  differences  between the U.S. economy and
            foreign economies.

      In the past, U.S. government policies have
discouraged certain investments abroad by U.S. investors,
through taxation or other restrictions, and it is possible
that such restrictions could be re-imposed.

      |X|         Passive Foreign Investment Companies.
Some securities of corporations domiciled outside the U.S.
which the Fund may purchase, may be considered passive
foreign investment companies ("PFICs") under U.S. tax laws.
PFICs are those foreign corporations which generate
primarily passive income. They tend to be growth companies
or "start-up" companies. For federal tax purposes, a
corporation is deemed a PFIC if 75% or more of the foreign
corporation's gross income for the income year is passive
income or if 50% or more of its assets are assets that
produce or are held to produce passive income. Passive
income is further defined as any income to be considered
foreign personal holding company income within the subpart
F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with
investing in foreign securities, as described above. There
are also the risks that the Fund may not realize that a
foreign corporation it invests in is a PFIC for federal tax
purposes. Federal tax laws impose severe tax penalties for
failure to properly report investment income from PFICs.
Following industry standards, the Fund makes every effort
to ensure compliance with federal tax reporting of these
investments. PFICs are considered foreign securities for
the purposes of the Fund's minimum percentage requirements
or limitations of investing in foreign securities.

      |X|   Portfolio Turnover.  "Portfolio turnover"
describes the rate at which the Fund traded its portfolio
securities during its previous fiscal year.  For example,
if a fund sold all of its securities during the year, its
portfolio turnover rate would have been 100%.  The Fund's
portfolio turnover rate will fluctuate from year to year,
and the Fund can have a portfolio turnover rate of 100% or
more.

      Increased portfolio turnover creates higher brokerage
and transaction costs for the Fund, which may reduce its
overall performance.  Additionally, the realization of
capital gains from selling portfolio securities may result
in distributions of taxable long-term capital gains to
shareholders, since the Fund will normally distribute all
of its capital gains realized each year, to avoid excise
taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its
objective, the Fund can from time to time use the types of
investment strategies and investments described below.  It
is not required to use all of these strategies at all times
and at times may not use them.

      |X|   Investing in Small, Unseasoned Companies.  The
Fund can invest in securities of small, unseasoned
companies.  These are companies that have been in operation
for less than three years, including the operations of any
predecessors.  Securities of these companies may be subject
to volatility in their prices.  They may have a limited
trading market, which may adversely affect the Fund's
ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that
own a security issued by a small, unseasoned issuer for
which there is limited liquidity might trade the security
when the Fund is attempting to dispose of its holdings of
that security.  In that case the Fund might receive a lower
price for its holdings than might otherwise be obtained.
The Fund currently intends to invest no more than 5% of its
net assets in securities of small, unseasoned issuers.

      |X|   Repurchase Agreements.  The Fund can acquire
securities subject to repurchase agreements.  It may do so
for liquidity purposes to meet anticipated redemptions of
Fund shares, or pending the investment of the proceeds from
sales of Fund shares, or pending the settlement of
portfolio securities transactions or for temporary
defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security
from, and simultaneously resells it to, an approved vendor
for delivery on an agreed-upon future date.  The resale
price exceeds the purchase price by an amount that reflects
an agreed-upon interest rate effective for the period
during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks, or broker-dealers that have been
designated as primary dealers in government securities.
They must meet credit requirements set by the Manager from
time to time.

      The majority of these transactions run from day to
day, and delivery pursuant to the resale typically occurs
within one to five days of the purchase.  Repurchase
agreements having a maturity beyond seven days are subject
to the Fund's limits on holding illiquid investments. The
Fund will not enter into a repurchase agreement having a
maturity beyond seven days that causes more than 10% of its
net assets to exceed that limit.  There is no limit on the
amount of the Fund's net assets that may be subject to
repurchase agreements having maturities of seven days or
less.

      Repurchase agreements, considered "loans" under the
Investment Company Act of 1940 (the "Investment Company
Act"), are collateralized by the underlying security.  The
Fund's repurchase agreements require that at all times
while the repurchase agreement is in effect, the value of
the collateral must equal or exceed the repurchase price to
fully collateralize the repayment obligation. However, if
the vendor fails to pay the resale price on the delivery
date, the Fund may incur costs in disposing of the
collateral and may experience losses if there is any delay
in its ability to do so. The Manager will monitor the
vendor's creditworthiness to confirm that the vendor is
financially sound and will continuously monitor the
collateral's value.

      Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission (the "SEC"), the Fund,
along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or
more joint repurchase accounts.  These balances are
invested in one or more repurchase agreements, secured by
U.S. government securities.  Securities that are pledged as
collateral for repurchase agreements are held by a
custodian bank until the agreements mature.  Each joint
repurchase arrangement requires that the market value of
the collateral be sufficient to cover payments of interest
and principal; however, in the event of default by the
other party to the agreement, retention or sale of the
collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities.  Under the
policies and procedures established by the Fund's Board of
Trustees, the manager determines the liquidity of certain
of the Fund's investments.  To enable the Fund to sell its
holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those
securities to be registered.  The expenses of registering
restricted securities may be negotiated by the Fund with
the issuer at the time the Fund buys the securities.  When
the Fund must arrange registration because the Fund wishes
to sell the security, a considerable period may elapse
between the time the decision is made to sell the security
and the time the security is registered so that the Fund
could sell it.  The Fund would bear the risks of any
downward price fluctuation during that period.

      The Fund can also acquire restricted securities
through private placements.  Those securities have
contractual restrictions on their public resale.  Those
restrictions might limit the Fund's ability to value or
dispose of the securities and might lower the amount the
Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of
restricted securities, as stated in the Prospectus.  Those
percentage restrictions do not limit purchases of
restricted securities that are eligible for sale to
qualified institutional purchasers under Rule 144A of the
Securities Act of 1933, if those securities have been
determined to be liquid by the Manager under Board-approved
guidelines.  Those guidelines take into account the trading
activity for such securities and the availability of
reliable pricing information, among other factors.  If
there is a lack of trading interest in a particular Rule
144A security, the Fund's holdings of that security may be
considered to be illiquid.  Illiquid securities include
repurchase agreements maturing in more than seven days.

Investment in Other Investment Companies. The Fund can also
invest in the securities of other investment companies,
which can include open-end funds, closed-end funds and unit
investment trusts, subject to the limits set forth in the
Investment Company Act that apply to those types of
investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds
or unit investment trusts, listed on a stock exchange.  The
Fund might do so as a way of gaining exposure to the
segments of the equity or fixed-income markets represented
by the Exchange-Traded Funds' portfolio, at times when the
Fund may not be able to buy those portfolio securities
directly.

      Investing in another investment company may involve
the payment of substantial premiums above the value of such
investment company's portfolio securities and is subject to
limitations under the Investment Company Act.  The Fund
does not intend to invest in other investment companies
unless the Manager believes that the potential benefits of
the investment justify the payment of any premiums or sales
charges.  As a shareholder of an investment company, the
Fund would be subject to its ratable share of that
investment company's expenses, including its advisory and
administration expenses.  The Fund does not anticipate
investing a substantial amount of its net assets in shares
of other investment companies.

      |X|   Loans of Portfolio Securities.  The Fund can
lend its portfolio securities to certain types of eligible
borrowers approved by the Board of Trustees. These loans
are limited to not more than 25% of the value of the Fund's
total assets.

      There are some risks in connection with securities
lending.  The Fund might experience a delay in receiving
additional collateral to secure a loan, or a delay in
recovery of the loaned securities if the borrower
defaults.  The Fund must receive collateral for a loan.
Under current applicable regulatory requirements (which are
subject to change), on each business day the loan
collateral must be at least equal to the value of the
loaned securities.  It must consist of cash, bank letters
of credit, securities of the U.S. government or its
agencies or instrumentalities, or other cash equivalents in
which the Fund is permitted to invest.  To be acceptable as
collateral, letters of credit must obligate a bank to pay
amounts demanded by the Fund if the demand meets the terms
of the letter.  The terms of the letter of credit and the
issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts
equal to the dividends or interest on loaned securities.
It also receives one or more of (a) negotiated loan fees,
(b) interest on securities used as collateral, and (c)
interest on any short-term debt securities purchased with
such loan collateral.  Either type of interest may be
shared with the borrower.  The Fund can also pay reasonable
finder's, custodian bank and administrative fees in
connection with these loans.  The terms of the Fund's loans
must meet applicable tests under the Internal Revenue Code
and must permit the Fund to reacquire loaned securities on
five days' notice or in time to vote on any important
matter.

      The Fund may lend its portfolio  securities  pursuant
to  the  Securities   Lending  Agreement  (the  "Securities
Lending  Agreement")  with JP Morgan Chase,  subject to the
restrictions  stated in the Prospectus.  The Fund will lend
such  portfolio  securities  to  attempt  to  increase  the
Fund's income.  Under the Securities  Lending Agreement and
applicable  regulatory  requirements  (which are subject to
change),  the loan  collateral  must, on each business day,
be at least  equal to the  value of the  loaned  securities
and must  consist  of  cash,  bank  letters  of  credit  or
securities  of the  U.S.  Government  (or its  agencies  or
instrumentalities),  or  other  cash  equivalents  in which
the  Fund is  permitted  to  invest.  To be  acceptable  as
collateral,  letters of credit must  obligate a bank to pay
to JP Morgan  Chase,  as  agent,  amounts  demanded  by the
Fund if the  demand  meets  the terms of the  letter.  Such
terms of the  letter of credit  and the  issuing  bank must
be  satisfactory  to JP  Morgan  Chase  and the  Fund.  The
Fund  will  receive,  pursuant  to the  Securities  Lending
Agreement,  80% of all  annual  net  income  (i.e.,  net of
rebates   to  the   Borrower)   from   securities   lending
transactions.  JP Morgan Chase has agreed,  in general,  to
guarantee  the  obligations  of borrowers to return  loaned
securities and to be responsible  for expenses  relating to
securities   lending.   The  Fund   will  be   responsible,
however,  for risks  associated with the investment of cash
collateral,  including  the  risk  that the  issuer  of the
security  in which the cash  collateral  has been  invested
defaults.   The   Securities   Lending   Agreement  may  be
terminated  by  either  JP  Morgan  Chase or the Fund on 30
days'  written  notice.  The terms of the Fund's loans must
also  meet  applicable  tests  under the  Internal  Revenue
Code and permit  the Fund to  reacquire  loaned  securities
on five  business  days'  notice  or in time to vote on any
important matter.

      |X|   Derivatives.  The Fund can invest in a variety
of derivative investments for liquidity needs or for
hedging purposes.  Some derivative investments the Fund can
use are the hedging instruments described below in this
Statement of Additional Information.  However, the Fund
does not use, and does not currently contemplate using,
derivatives or hedging instruments to a significant degree.

      Other derivative investments the Fund can invest in
include "index-linked" notes. Principal and/or interest
payments on these notes depend on the performance of an
underlying index. Currency-indexed securities are another
derivative the Fund can use.  Typically these are
short-term or intermediate-term debt securities.  Their
value at maturity or the rates at which they pay income are
determined by the change in value of the U.S. dollar
against one or more foreign currencies or an index.  In
some cases, these securities may pay an amount at maturity
based on a multiple of the amount of the relative currency
movements.  This type of index security offers the
potential for increased income or principal payments but at
a greater risk of loss than a typical debt security of the
same maturity and credit quality.

      Other derivative investments the Fund can use include
debt exchangeable for common stock of an issuer or
"equity-linked debt securities" of an issuer.  At maturity,
the debt security is exchanged for common stock of the
issuer or it is payable in an amount based on the price of
the issuer's common stock at the time of maturity.  Both
alternatives present a risk that the amount payable at
maturity will be less than the principal amount of the debt
because the price of the issuer's common stock might not be
as high as the Manager expected.

      |X|   Hedging.  Although the Fund does not anticipate
the extensive use of hedging instruments, the Fund can use
them.  However, the Fund is not required to do so in
seeking its goal. The Fund may use hedging instruments to
attempt to protect against declines in the market value of
the Fund's portfolio, to permit the Fund to retain
unrealized gains in the value of portfolio securities which
have appreciated, or to facilitate selling securities for
investment reasons.  To do so, the Fund could:

      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures.

      The Fund can use hedging to establish a position in
the securities market as a temporary substitute for
purchasing particular securities.  In that case, the Fund
would normally seek to purchase the securities and then
terminate that hedging position.  The Fund might also use
this type of hedge to attempt to protect against the
possibility that its portfolio securities would not be
fully included in a rise in value of the market.  To do so
the Fund could:

      o  buy futures, or
      o  buy calls on such futures or on securities.

      If the Fund hedges with futures and/or options on
futures, it will be incidental to the Fund's activities in
the underlying cash market.  The particular hedging
instruments the Fund can use are described below.  The Fund
may employ new hedging instruments and strategies when they
are developed, if those investment methods are consistent
with the Fund's investment objective and are permissible
under applicable regulations governing the Fund.

         |_|      Futures.  The Fund can buy and sell
futures contracts that relate to (1) broadly-based stock
indices (these are referred to as "stock index futures"),
(2) securities indices (these are referred to as "financial
futures"), (3) foreign currencies (these are referred to as
"forward contracts") and (4) an individual stock ("single
stock futures").

      A stock index is used as the basis for trading stock
index futures.  In some cases these futures may be based on
stocks of issuers in a particular industry or group of
industries.  A stock index assigns relative values to the
common stocks included in the index and its value
fluctuates in response to the changes in value of the
underlying stocks.  A stock index cannot be purchased or
sold directly.  Financial futures are similar contracts
based on the future value of the basket of securities that
comprise the index.  These contracts obligate the seller to
deliver, and the purchaser to take, cash to settle the
futures transaction.  There is no delivery made of the
underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering
into an offsetting contract.

      A single stock future obligates the seller to deliver
(and the purchaser to take) cash or a specified equity
security to settle the futures transaction. Either party
could also enter into an offsetting contract to close out
the position.  Single stock futures trade on a very limited
number of exchanges, with contracts typically not fungible
among the exchanges.

      No money is paid or received by the Fund on the
purchase or sale of a future.  Upon entering into a futures
transaction, the Fund will be required to deposit an
initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be
deposited with the Fund's custodian bank in an account
registered in the futures broker's name. However, the
futures broker can gain access to that account only under
specified conditions.  As the future is marked to market
(that is, its value on the Fund's books is changed) to
reflect changes in its market value, subsequent margin
payments, called variation margin, will be paid to or by
the futures broker daily.

      At any time prior to the expiration of the future,
the Fund may elect to close out its position by taking an
opposite position, at which time a final determination of
variation margin is made and any additional cash must be
paid by or released to the Fund.  Any loss or gain on the
future is then realized by the Fund for tax purposes.  All
futures transactions, except forward contracts, are
effected through a clearinghouse associated with the
exchange on which the contracts are traded.

         |_|      Put and Call Options.  The Fund can buy
and sell certain kinds of put options ("puts") and call
options ("calls").  The Fund can buy and sell
exchange-traded and over-the-counter put and call options,
including index options, securities options, currency
options, commodities options, and options on the other
types of futures described above.

         |_|      Writing Covered Call Options.  The Fund
can write (that is, sell) covered calls. If the Fund sells
a call option, it must be covered.  That means the Fund
must own the security subject to the call while the call is
outstanding, or, for certain types of calls, the call can
be covered by identifying liquid assets on the Fund's books
to enable the Fund to satisfy its obligations if the call
is exercised.  Up to 25% of the Fund's total assets can be
subject to calls the Fund writes.

      When the Fund writes a call on a security, it
receives cash (a premium).  The Fund agrees to sell the
underlying security to a purchaser of a corresponding call
on the same security during the call period at a fixed
exercise price regardless of market price changes during
the call period. The call period is usually not more than
nine months.  The exercise price may differ from the market
price of the underlying security.  The Fund has the risk of
loss that the price of the underlying security may decline
during the call period. That risk may be offset to some
extent by the premium the Fund receives.  If the value of
the investment does not rise above the call price, it is
likely that the call will lapse without being exercised.
In that case the Fund would keep the cash premium and the
investment.

      When the Fund writes a call on an index, it receives
cash (a premium).  If the buyer of the call exercises it,
the Fund will pay an amount of cash equal to the difference
between the closing price of the call and the exercise
price, multiplied by a specified multiple that determines
the total value of the call for each point of difference.
If the value of the underlying investment does not rise
above the call price, it is likely that the call will lapse
without being exercised.  In that case the Fund would keep
the cash premium.

      The Fund's custodian bank, or a securities depository
acting for the custodian bank, will act as the Fund's
escrow agent, through the facilities of the Options
Clearing Corporation ("OCC"), as to the investments on
which the Fund has written calls traded on exchanges or as
to other acceptable escrow securities.  In that way, no
margin will be required for such transactions.  OCC will
release the securities on the expiration of the option or
when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC")
option, it will enter into an arrangement which will
establish a formula price at which the Fund will have the
absolute right to repurchase that OTC option.  The formula
price will generally be based on a multiple of the premium
received for the option, plus the amount by which the
option is exercisable below the market price of the
underlying security (that is, the option is "in the
money").  When the Fund writes an OTC option, it will treat
as illiquid (for purposes of its restriction on holding
illiquid securities) the mark-to-market value of any OTC
option it holds, unless the option is subject to a buy-back
agreement by the executing broker.

      To terminate its obligation on a call it has written,
the Fund can purchase a corresponding call in a "closing
purchase transaction."  The Fund will then realize a profit
or loss, depending upon whether the net of the amount of
the option transaction costs and the premium received on
the call the Fund wrote is more or less than the price of
the call the Fund purchases to close out the transaction.
The Fund may realize a profit if the call expires
unexercised, because the Fund will retain the underlying
security and the premium it received when it wrote the
call.  Any such profits are considered short-term capital
gains for federal income tax purposes, as are the premiums
on lapsed calls.  When distributed by the Fund they are
taxable as ordinary income.  If the Fund cannot effect a
closing purchase transaction due to the lack of a market,
it will have to hold the callable securities until the call
expires or is exercised.

      The Fund can also write calls on a futures contract
without owning the futures contract or securities
deliverable under the contract.  To do so, at the time the
call is written, the Fund must cover the call by
identifying an equivalent dollar amount of liquid assets on
the Fund's books.  The Fund will identify additional liquid
assets on its books if the value of the segregated assets
drops below 100% of the current value of the future.
Because of this segregation requirement, in no
circumstances would the Fund's receipt of an exercise
notice as to that future require the Fund to deliver a
futures contract.  It would simply put the Fund in a short
futures position, which is permitted by the Fund's hedging
policies.

         |_|      Writing Put Options.  The Fund may sell
put options. A put option on securities gives the purchaser
the right to sell, and the writer the obligation to buy,
the underlying investment at the exercise price during the
option period.  The Fund will not write puts if, as a
result, more than 25% of the Fund's total assets would be
required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by
liquid assets identified on the Fund's books.  The premium
the Fund receives from writing a put represents a profit,
as long as the price of the underlying investment remains
equal to or above the exercise price of the put.  However,
the Fund also assumes the obligation during the option
period to buy the underlying investment from the buyer of
the put at the exercise price, even if the value of the
investment falls below the exercise price.  If a put the
Fund has written expires unexercised, the Fund realizes a
gain in the amount of the premium less the transaction
costs incurred.  If the put is exercised, the Fund must
fulfill its obligation to purchase the underlying
investment at the exercise price. That price will usually
exceed the market value of the investment at that time.  In
that case, the Fund may incur an unrealized loss
immediately, which would then be realized when the
underlying security is sold.  That loss will be equal to
the sum of the sale price of the underlying investment and
the premium received minus the sum of the exercise price
and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure
its obligation to pay for the underlying security the Fund
will deposit in escrow liquid assets with a value equal to
or greater than the exercise price of the underlying
securities.  The Fund therefore forgoes the opportunity of
investing the segregated assets or writing calls against
those assets.

      As long as the Fund's obligation as the put writer
continues, it may be assigned an exercise notice by the
broker-dealer through which the put was sold.  That notice
will require the Fund to take delivery of the underlying
security and pay the exercise price.  The Fund has no
control over when it may be required to purchase the
underlying security, since it may be assigned an exercise
notice at any time prior to the termination of its
obligation as the writer of the put.  That obligation
terminates upon expiration of the put.  It may also
terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a
put of the same series as it sold.  Once the Fund has been
assigned an exercise notice, it cannot effect a closing
purchase transaction.

      The Fund may decide to effect a closing purchase
transaction to realize a profit on an outstanding put
option it has written or to prevent the underlying security
from being put. Effecting a closing purchase transaction
will also permit the Fund to write another put option on
the security, or to sell the security and use the proceeds
from the sale for other investments. The Fund will realize
a profit or loss from a closing purchase transaction
depending on whether the cost of the transaction is less or
more than the premium received from writing the put
option.  Any profits from writing puts are considered
short-term capital gains for federal tax purposes, and when
distributed by the Fund, are taxable as ordinary income.

         |_|      Purchasing Calls and Puts.  The Fund may
purchase calls to protect against the possibility that the
Fund's portfolio will not participate in an anticipated
rise in the securities market. When the Fund buys a call
(other than in a closing purchase transaction), it pays a
premium.  The Fund then has the right to buy the underlying
investment from a seller of a corresponding call on the
same investment during the call period at a fixed exercise
price.  The Fund benefits only if it sells the call at a
profit or if, during the call period, the market price of
the underlying investment is above the sum of the call
price plus the transaction costs and the premium paid for
the call and the Fund exercises the call.  If the Fund does
not exercise the call or sell it (whether or not at a
profit), the call will become worthless at its expiration
date.  In that case the Fund will have paid the premium but
lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the
underlying investment in its portfolio. When the Fund
purchases a put, it pays a premium and, except as to puts
on indices, has the right to sell the underlying investment
to a seller of a put on a corresponding investment during
the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own
(such as an index of future) permits the Fund to resell the
put or to buy the underlying investment and sell it at the
exercise price. The resale price will vary inversely to the
price of the underlying investment. If the market price of
the underlying investment is above the exercise price and,
as a result, the put is not exercised, the put will become
worthless on its expiration date.

      Buying a put on securities or futures the Fund owns
enables the Fund to attempt to protect itself during the
put period against a decline in the value of the underlying
investment below the exercise price by selling the
underlying investment at the exercise price to a seller of
a corresponding put.  If the market price of the underlying
investment is equal to or above the exercise price and, as
a result, the put is not exercised or resold, the put will
become worthless at its expiration date.  In that case the
Fund will have paid the premium but lost the right to sell
the underlying investment. However, the Fund can sell the
put prior to its expiration.  That sale may or may not be
at a profit.

      When the Fund purchases a call or put on an index or
future, it pays a premium, but settlement is in cash rather
than by delivery of the underlying investment to the Fund.
Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market
generally) rather than on price movements in individual
securities or futures contracts.

      The Fund may buy a call or put only if, after the
purchase, the value of all call and put options held by the
Fund will not exceed 5% of the Fund's total assets.

         |_|      Buying and Selling Options on Foreign
Currencies.  The Fund can buy and sell calls and puts on
foreign currencies.  They include puts and calls that trade
on a securities or commodities exchange or in the
over-the-counter markets or are quoted by major recognized
dealers in such options.  The Fund could use these calls
and puts to try to protect against declines in the dollar
value of foreign securities and increases in the dollar
cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value
of a foreign currency in which securities to be acquired
are denominated, the increased cost of those securities may
be partially offset by purchasing calls or writing puts on
that foreign currency.  If the Manager anticipates a
decline in the dollar value of a foreign currency, the
decline in the dollar value of portfolio securities
denominated in that currency might be partially offset by
writing calls or purchasing puts on that foreign currency.
However, the currency rates could fluctuate in a direction
adverse to the Fund's position.  The Fund will then have
incurred option premium payments and transaction costs
without a corresponding benefit.

      A call the Fund writes on a foreign currency is
"covered" if the Fund owns the underlying foreign currency
covered by the call or has an absolute and immediate right
to acquire that foreign currency without additional cash
consideration (or it can do so for additional cash
consideration held in a segregated account by its custodian
bank) upon conversion or exchange of other foreign currency
held in its portfolio.

      The Fund could write a call on a foreign currency to
provide a hedge against a decline in the U.S. dollar value
of a security which the Fund owns or has the right to
acquire and which is denominated in the currency underlying
the option.  That decline might be one that occurs due to
an expected adverse change in the exchange rate. In those
circumstances, the Fund covers the option by maintaining
cash, U.S. government securities or other liquid, high
grade debt securities in an amount equal to the exercise
price of the option, in a segregated account with the
Fund's custodian bank.

         |_|      Risks of Hedging with Options and
Futures.  The use of hedging instruments requires special
skills and knowledge of investment techniques that are
different than what is required for normal portfolio
management.  If the Manager uses a hedging instrument at
the wrong time or judges market conditions incorrectly,
hedging strategies may reduce the Fund's return.  The Fund
could also experience losses if the prices of its futures
and options positions were not correlated with its other
investments.

      The Fund's option activities could affect its
portfolio turnover rate and brokerage concessions.  The
exercise of calls written by the Fund might cause the Fund
to sell related portfolio securities, thus increasing its
turnover rate.  The exercise by the Fund of puts on
securities will cause the sale of underlying investments,
increasing portfolio turnover.  Although the decision
whether to exercise a put it holds is within the Fund's
control, holding a put might cause the Fund to sell the
related investments for reasons that would not exist in the
absence of the put.

      The Fund could pay a brokerage concession each time
it buys a call or put, sells a call or put, or buys or
sells an underlying investment in connection with the
exercise of a call or put.  Those concessions could be
higher on a relative basis than the concessions for direct
purchases or sales of the underlying investments.  Premiums
paid for options are small in relation to the market value
of the underlying investments. Consequently, put and call
options offer large amounts of leverage. The leverage
offered by trading in options could result in the Fund's
net asset value being more sensitive to changes in the
value of the underlying investment.

      If a covered call written by the Fund is exercised on
an investment that has increased in value, the Fund will be
required to sell the investment at the call price. It will
not be able to realize any additional appreciation in
excess of the covered call price if the investment has
increased in value above the call price.
      An option position may be closed out only on a market
that provides secondary trading for options of the same
series, and there is no assurance that a liquid secondary
market will exist for any particular option.  The Fund
might experience losses if it could not close out a
position because of an illiquid market for the future or
option.

      There is a risk in using short hedging by selling
futures or purchasing puts on broadly-based indices or
futures to attempt to protect against declines in the value
of the Fund's portfolio securities. The risk is that the
prices of the futures or the applicable index will
correlate imperfectly with the behavior of the cash prices
of the Fund's securities.  For example, it is possible that
while the Fund has used hedging instruments in a short
hedge, the market might advance and the value of the
securities held in the Fund's portfolio might decline. If
that occurred, the Fund would lose money on the hedging
instruments and also experience a decline in the value of
its portfolio securities. However, while this could occur
for a very brief period or to a very small degree, over
time the value of a diversified portfolio of securities
will tend to move in the same direction as the indices upon
which the hedging instruments are based.

      The risk of imperfect correlation increases as the
composition of the Fund's portfolio diverges from the
securities included in the applicable index. To compensate
for the imperfect correlation of movements in the price of
the portfolio securities being hedged and movements in the
price of the hedging instruments, the Fund might use
hedging instruments in a greater dollar amount than the
dollar amount of portfolio securities being hedged. It
might do so if the historical volatility of the prices of
the portfolio securities being hedged is more than the
historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and
futures markets are subject to distortions, due to
differences in the nature of those markets. First, all
participants in the futures market are subject to margin
deposit and maintenance requirements. Rather than meeting
additional margin deposit requirements, investors may close
futures contracts through offsetting transactions which
could distort the normal relationship between the cash and
futures markets.  Second, the liquidity of the futures
market depends on participants entering into offsetting
transactions rather than making or taking delivery.  To the
extent participants decide to make or take delivery,
liquidity in the futures market could be reduced, thus
producing distortion.  Third, from the point of view of
speculators, the deposit requirements in the futures market
are less onerous than margin requirements in the securities
markets.  Therefore, increased participation by speculators
in the futures market may cause temporary price
distortions.

      The Fund can use hedging instruments to establish a
position in the securities markets as a temporary
substitute for the purchase of individual securities (long
hedging) by buying futures and/or calls on such futures,
broadly-based indices or on securities. It is possible that
when the Fund does so the market might decline.  If the
Fund then concludes not to invest in securities because of
concerns that the market might decline further or for other
reasons, the Fund will realize a loss on the hedging
instruments that is not offset by a reduction in the price
of the securities purchased.

         |_|      Regulatory Aspects of Hedging
Instruments.  The Commodities Futures Trading Commission
(the "CFTC") recently eliminated limitations on futures
trading by certain regulated entities including registered
investment companies.  Consequently, registered investment
companies may engage in unlimited futures transactions and
options thereon provided that the Fund claims an exclusion
from regulation as a commodity pool operator. The Fund has
claimed such an exclusion from registration as a commodity
pool operator under the Commodity Exchange Act ("CEA"). The
Fund may use futures and options for hedging and
non-hedging purposes to the extent consistent with its
investment objective, internal risk management guidelines
adopted by the Fund's investment advisor (as they may be
amended from time to time), and as otherwise set forth in
the Fund's prospectus or this SAI.

      Transactions in options by the Fund are subject to
limitations established by the option exchanges.  The
exchanges limit the maximum number of options that may be
written or held by a single investor or group of investors
acting in concert.  Those limits apply regardless of
whether the options were written or purchased on the same
or different exchanges or are held in one or more accounts
or through one or more different exchanges or through one
or more brokers.  Thus, the number of options that the Fund
can write or hold may be affected by options written or
held by other entities, including other investment
companies having the same advisor as the Fund (or an
advisor that is an affiliate of the Fund's adviser).  The
exchanges also impose position limits on futures
transactions.  An exchange may order the liquidation of
positions found to be in violation of those limits and may
impose certain other sanctions.

      Under the Investment Company Act, when the Fund
purchases a future, it must maintain cash or readily
marketable short-term debt instruments in an amount equal
to the market value of the securities underlying the
future, less the margin deposit applicable to it.

         |_|      Tax Aspects of Certain Hedging
Instruments. Certain foreign currency exchange contracts in
which the Fund can invest are treated as "Section 1256
contracts" under the Internal Revenue Code.  In general,
gains or losses relating to Section 1256 contracts are
characterized as 60% long-term and 40% short-term capital
gains or losses under the Code.  However, foreign currency
gains or losses arising from Section 1256 contracts that
are forward contracts generally are treated as ordinary
income or loss.  In addition, Section 1256 contracts held
by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are
treated as though they were realized.  These contracts also
may be marked-to-market for purposes of determining the
excise tax applicable to investment company distributions
and for other purposes under rules prescribed pursuant to
the Internal Revenue Code.  An election can be made by the
Fund to exempt those transactions from this
marked-to-market treatment.

      Certain forward contracts the Fund enters into may
result in "straddles" for federal income tax purposes.  The
straddle rules may affect the character and timing of gains
(or losses) recognized by the Fund on straddle positions.
Generally, a loss sustained on the disposition of a
position making up a straddle is allowed only to the extent
that the loss exceeds any unrecognized gain in the
offsetting positions making up the straddle.  Disallowed
loss is generally allowed at the point where there is no
unrecognized gain in the offsetting positions making up the
straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains
or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in
         exchange rates that occur between the time the
         Fund accrues interest or other receivables or
         accrues expenses or other liabilities denominated
         in a foreign currency and the time the Fund
         actually collects such receivables or pays such
         liabilities, and
(2)   gains or losses attributable to fluctuations in the
         value of a foreign currency between the date of
         acquisition of a debt security denominated in a
         foreign currency or foreign currency forward
         contracts and the date of disposition.

      Currency gains and losses are offset against market
gains and losses on each trade before determining a net
"Section 988" gain or loss under the Internal Revenue Code
for that trade, which may increase or decrease the amount
of the Fund's investment income available for distribution
to its shareholders.

      |X| Temporary Defensive and Interim Investments.
When market conditions are unstable, or the Manager
believes it is otherwise appropriate to reduce holdings in
stocks, the Fund can invest in a variety of debt securities
for defensive purposes.  The Fund can also purchase these
securities for liquidity purposes to meet cash needs due to
the redemption of Fund shares, or to hold while waiting to
reinvest cash received from the sale of other portfolio
securities.  The Fund can buy:

|_|   high-quality (rated in the top rating categories of
         nationally-recognized rating organizations or
         deemed by the Manager to be of comparable
         quality), short-term money market instruments,
         including those issued by the U. S. Treasury or
         other government agencies,
|_|   commercial paper (short-term, unsecured, promissory
         notes of domestic or foreign companies) rated in
         the top rating category of a nationally recognized
         rating organization,
|_|   debt obligations of corporate issuers, rated
         investment grade (rated at least Baa by Moody's
         Investors Service, Inc. or at least BBB by
         Standard & Poor's Corporation, or a comparable
         rating by another rating organization), or unrated
         securities judged by the Manager to have a
         comparable quality to rated securities in those
         categories,
|_|   preferred stocks,
|_|   certificates of deposit and bankers' acceptances of
         domestic and foreign banks and savings and loan
         associations, and
|_|   repurchase agreements.

      Short-term debt securities would normally be selected
for defensive or cash management purposes because they can
normally be disposed of quickly, are not generally subject
to significant fluctuations in principal value and their
value will be less subject to interest rate risk than
longer-term debt securities.

Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental
policies are those policies that the Fund has adopted to
govern its investments that can be changed only by the vote
of a "majority" of the Fund's outstanding voting
securities.  Under the Investment Company Act, a "majority"
vote is defined as the vote of the holders of the lesser of:

      o  67% or more of the shares present or represented
         by proxy at a shareholder meeting, if the holders
         of more than 50% of the outstanding shares are
         present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental
policy. Other policies described in the Prospectus or this
Statement of Additional Information are "fundamental" only
if they are identified as such.  The Fund's Board of
Trustees can change non-fundamental policies without
shareholder approval.  However, significant changes to
investment policies will be described in supplements or
updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant
investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental
Policies?  The following investment restrictions are
fundamental policies of the Fund.

      o  The Fund cannot buy securities issued or
         guaranteed by any one issuer if more than 5% of
         its total assets would be invested in
         securities of that issuer or if it would then
         own more than 10% of that issuer's voting
         securities.  This limitation applies to 75% of
         the Fund's total assets.  The limit does not
         apply to securities issued by the U.S.
         government or any of its agencies or
         instrumentalities or securities of other
         investment companies.

      o  The Fund cannot make loans except (a) through
         lending of securities, (b) through the purchase
         of debt instruments or similar evidences of
         indebtedness, (c) through an interfund lending
         program with other affiliated funds, provided
         that no such loan may be made if, as a result,
         the aggregate of such loans would exceed 33
         1/3% of the value of its total assets (taken at
         market value at the time of such loans), and
         (d) through repurchase agreements.

      o  The Fund cannot borrow money in excess of 33
         1/3% of the value of its total assets. The Fund
         may borrow only from banks and/or affiliated
         investment companies. With respect to this
         fundamental policy, the Fund can borrow only if
         it maintains a 300% ratio of assets to
         borrowings at all times in the manner set forth
         in the Investment Company Act.

      o  The Fund cannot concentrate investments.  That
         means it cannot invest 25% or more of its total
         assets in any industry.  However, there is no
         limitation on investments in U.S. government
         securities.

      o  The Fund cannot invest in physical commodities
         or physical commodity contracts or buy
         securities for speculative short-term purposes.
         However, the Fund can buy and sell any of the
         hedging instruments permitted by any of its
         other policies. It can also buy and sell
         options, futures, securities or other
         instruments backed by physical commodities or
         whose investment return is linked to changes in
         the price of physical commodities.

      o  The Fund cannot invest in real estate or in
         interests in real estate. However, the Fund can
         purchase securities of issuers holding real
         estate or interests in real estate (including
         securities of real estate investment trusts).

      o  The Fund cannot underwrite securities of other
         companies. A permitted exception is in case it
         is deemed to be an underwriter under the
         Securities Act of 1933 when reselling any
         securities held in its own portfolio.

      o  The Fund cannot issue "senior securities," but
         this does not prohibit certain investment
         activities for which assets of the Fund are
         designated as segregated, or margin, collateral
         or escrow arrangements are established, to
         cover the related obligations.  Examples of
         those activities include borrowing money,
         reverse repurchase agreements, delayed-delivery
         and when-issued arrangements for portfolio
         securities transactions, and contracts to buy
         or sell derivatives, hedging instruments,
         options or futures.

      |X| Does the Fund Have  Additional  Restrictions  That
      Are Not "Fundamental" Policies?

      The Fund has an  additional  operating  policy that is
      not  "fundamental,"  and which can be  changed  by the
      Board of Trustees without shareholder approval:

      o The Fund cannot  invest in the  securities  of other
      registered  investment  companies or  registered  unit
      investment  trusts in reliance on sub-paragraph (F) or
      (G) of section 12(d)(1) of the Investment Company Act.

      Unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on
an ongoing basis, it applies only at the time the Fund
makes an investment (except in the case of borrowing and
investments in illiquid securities). The Fund need not sell
securities to meet the percentage limits if the value of
the investment increases in proportion to the size of the
Fund.

      For purposes of the Fund's policy not to concentrate
its investments as described above, the Fund has adopted
the industry classifications set forth in Appendix A to
this Statement of Additional Information.  This is not a
fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end,
diversified, management investment company with an
unlimited number of authorized shares of beneficial
interest.  The Fund was organized as a Massachusetts
business trust in June, 2000.

Classes of Shares. The Trustees are authorized, without
shareholder approval, to create new series and classes of
shares.  The Trustees may reclassify unissued shares of the
Fund into additional series or classes of shares.  The
Trustees also may divide or combine the shares of a class
into a greater or lesser number of shares without changing
the proportionate beneficial interest of a shareholder in
the Fund.  Shares do not have cumulative voting rights or
preemptive or subscription rights.  Shares may be voted in
person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class
A, Class B, Class C, Class N and Class Y.  All classes
invest in the same investment portfolio.  Only retirement
plans may purchase Class N shares.  Only certain
institutional investors may elect to purchase Class Y
shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the
      different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which
      interests of one class are different from interests
      of another class, and
o     votes as a class on matters that affect that class
      alone.

      Shares are freely transferable, and each share of
each class has one vote at shareholder meetings, with
fractional shares voting proportionally on matters
submitted to the vote of shareholders.  Each share of the
Fund represents an interest in the Fund proportionately
equal to the interest of each other share of the same
class.

Meetings of Shareholders.  As a Massachusetts business
trust, the Fund is not required to hold, and does not plan
to hold, regular annual meetings of shareholders, but may
do so from time to time on important matters or when
required to do so by the Investment Company Act or other
applicable law. Shareholders have the right, upon a vote or
declaration in writing of two-thirds of the outstanding
shares of the Fund, to remove a Trustee or to take other
action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to
vote on the removal of a Trustee upon the written request
of the record holders of 10% of its outstanding shares.  If
the Trustees receive a request from at least 10
shareholders stating that they wish to communicate with
other shareholders to request a meeting to remove a
Trustee, the Trustees will then either make the Fund's
shareholder list available to the applicants or mail their
communication to all other shareholders at the applicants'
expense. The shareholders making the request must have been
shareholders for at least six months and must hold shares
of the Fund valued at $25,000 or more or constituting at
least 1% of the Fund's outstanding shares. The Trustees may
also take other action as permitted by the Investment
Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration
of Trust contains an express disclaimer of shareholder or
Trustee liability for the Fund's obligations. It also
provides for indemnification and reimbursement of expenses
out of the Fund's property for any shareholder held
personally liable for its obligations.  The Declaration of
Trust also states that upon request, the Fund shall assume
the defense of any claim made against a shareholder for any
act or obligation of the Fund and shall satisfy any
judgment on that claim.  Massachusetts law permits a
shareholder of a business trust (such as the Fund) to be
held personally liable as a "partner" under certain
circumstances. However, the risk that a Fund shareholder
will incur financial loss from being held liable as a
"partner" of the Fund is limited to the relatively remote
circumstances in which the Fund would be unable to meet its
obligations.

      The Fund's contractual arrangements state that any
person doing business with the Fund (and each shareholder
of the Fund) agrees under its Declaration of Trust to look
solely to the assets of the Fund for satisfaction of any
claim or demand that may arise out of any dealings with the
Fund. Additionally, the Trustees shall have no personal
liability to any such person, to the extent permitted by
law.

Board of Trustees and Oversight Committees. The Fund is
governed by a Board of Trustees, which is responsible for
protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically
throughout the year to oversee the Fund's activities,
review its performance, and review the actions of the
Manager.

      The Board of Trustees has an Audit Committee, a
Review Committee and a Governance Committee. The Audit
Committee is comprised solely of Independent Trustees. The
members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F.
William Marshall, Jr.  The Audit Committee held six
meetings during the fiscal year ended July 31, 2004. The
Audit Committee furnishes the Board with recommendations
regarding the selection of the Fund's independent auditors.
Other main functions of the Audit Committee include, but
are not limited to: (i) reviewing the scope and results of
financial statement audits and the audit fees charged; (ii)
reviewing reports from the Fund's independent auditors
regarding the Fund's internal accounting procedures and
controls;  (iii) review reports from the Manager's Internal
Audit Department; (iv) maintaining a separate line of
communication between the Fund's independent auditors and
its Independent Trustees; and (v) exercise all other
functions outlined in the Audit Committee Charter,
including but not limited to reviewing the independence of
the Fund's independent auditors and the pre-approval of the
performance by the Fund's independent auditors of any
non-audit service, including tax service, for the Fund and
the Manager and certain affiliates of the Manager that is
not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's functions include selecting and
nominating, to the full Board, nominees for election as
Trustees, and selecting and nominating Independent Trustees
for election.  The Audit Committee may, but need not,
consider the advice and recommendation of the Manager and
its affiliates in selecting nominees. The full Board elects
new trustees except for those instances when a shareholder
vote is required.

      To date, the Committee has been able to identify from
its own resources an ample number of qualified candidates.
Nonetheless, shareholders may submit names of individuals,
accompanied by complete and properly supported resumes, for
the Audit Committee's consideration by mailing such
information to the Committee in care of the Fund.  The
Committee may consider such persons at such time as it
meets to consider possible nominees.  The Committee,
however, reserves sole discretion to determine the
candidates to present to the Board and/or shareholders when
it meets for the purpose of considering potential nominees.

      The members of the Review Committee are Jon S. Fossel
(Chairman), Robert G. Avis, Sam Freedman, and Beverly
Hamilton. The Review Committee held six meetings during the
fiscal year ended July 31, 2004. Among other functions, the
Review Committee reviews reports and makes recommendations
to the Board concerning the fees paid to the Fund's
transfer agent and the services provided to the Fund by the
transfer agent.  The Review Committee also reviews the
Fund's investment performance and policies and procedures
adopted by the Fund to comply with Investment Company Act
and other applicable law.

      The members of the Governance Committee are Robert
Malone (Chairman), William Armstrong, Beverly Hamilton and
F. William Marshall, Jr.  The Governance Committee was
established in August 2004 and did not hold any meetings
during the Fund's fiscal year ended July 31, 2004. The
Governance Committee is expected to review general
governance matters.

Trustees and Officers of the Fund. Except for Mr. Murphy,
each of the Trustees is an "Independent Trustee," as
defined in the Investment Company Act. Mr. Murphy is an
"Interested Trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and
director of the Manager, and as a shareholder of its parent
company. Mr. Murphy was elected as a Trustee of the Fund
with the understanding that in the event he ceases to be
the chief executive officer of the Manager, he will resign
as a trustee of the Fund and the other Board II Funds
(defined below) for which he is a trustee or director.

      The Fund's Trustees and officers and their positions
held with the Fund and length of service in such
position(s) and their principal occupations and business
affiliations during the past five years are listed in the
chart below. The information for the Trustees also includes
the dollar range of shares of the Fund as well as the
aggregate dollar range of shares beneficially owned in any
of the Oppenheimer funds overseen by the Trustees. All of
the Trustees are also trustees or directors of the
following Oppenheimer funds (except for Ms. Hamilton and
Mr. Malone, who are not Trustees of Oppenheimer Senior
Floating Rate Fund (referred to as "Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Capital Income Fund            Fund

Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.

                                           Centennial  California  Tax  Exempt

Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust

                                           Centennial   New  York  Tax  Exempt

Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and
employees (and their immediate family members) of the Fund,
the Manager and its affiliates, and retirement plans
established by them for their employees are permitted to
purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge.
The sales charge on Class A shares is waived for that group
because of the economies of sales efforts realized by the
Distributor.

      Messrs. Murphy, Petersen, Pisapia, Vandehey,
Vottiero, Wixted, Zack, Monoyios and Zavanelli and
Mses.Bloomberg, Ives and Lee who are officers of the Fund,
respectively hold the same offices with one or more of the
other Board II Funds as with the Fund. As of August 31,
2004, the Trustees and officers of the Fund, as a group,
owned of record or beneficially less than 1% of each class
of shares of the Fund.  The foregoing statement does not
reflect ownership of shares held of record by an employee
benefit plan for employees of the Manager, other than the
shares beneficially owned under that plan by the officers
of the Fund listed above. In addition, each Independent
Trustee (and their immediate family members) do not own
securities of either the Manager or Distributor of the
Board II Funds or any person directly or indirectly
controlling, controlled by or under common control with the
Manager or Distributor.

Affiliated Transactions and Material Business
Relationships. In 2001, Mr. Swain surrendered for
cancellation 60,000 options of Oppenheimer Acquisition
Company ("OAC") (the Manager's parent holding company) to
MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential
property to Mr. Freedman on October 23, 2001 for $1.2
million.  An independent appraisal of the property
supported the sale price.

      The address of each Trustee in the chart below is
6803 South Tucson Way, Centennial, CO  80112-3924.  Each
Trustee serves for an indefinite term, until his or her
resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.          Chairman   of   the   following   private Over          Over
Armstrong,          mortgage banking companies:  Cherry Creek
Chairman of the     Mortgage     Company     (since    1991),
Board since 2003    Centennial  State Mortgage Company (since
and Trustee since   1994),   The  El  Paso  Mortgage  Company
2000                (since   1993),    Transland    Financial
Age: 67             Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),  $100,000   $100,000
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly,  Director and President of A.G.
Trustee since 2000  Edwards  Capital,  Inc.  (General Partner
Age: 73             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company     $0        Over
                    subsidiary) (until March 1999);  Chairman             $100,000
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Formerly   Assistant   Secretary   and  a
Trustee since 2000  director  (December  1991-April  1999) of
Age: 67             Centennial Asset Management  Corporation;
                    President,   Treasurer   and  a  director
                    (June   1989-April  1999)  of  Centennial
                    Capital   Corporation;   Chief  Executive
                    Officer  and a  director  of  MultiSource Over       $1-$10,000
                    Services,  Inc. (March  1996-April 1999).  $100,000
                    Until April 1999 Mr.  Bowen held  several
                    positions  in  subsidiary  or  affiliated
                    companies  of the  Manager.  Oversees  38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    A  member  of The  Life  Guard  of  Mount
Trustee since 2000  Vernon,  George  Washington's home (since
Age: 65             June  2000).   Formerly  Director  (March
                    2001-May  2002) of Genetic ID,  Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);   a   partner   (July
                    1974-June            1999)           with     $0        Over
                    PricewaterhouseCoopers       LLP      (an             $100,000
                    accounting   firm);  and  Chairman  (July
                    1994-June  1998) of Price  Waterhouse LLP
                    Global  Investment   Management  Industry
                    Services  Group.  Oversees 38  portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Director  (since  February 1998) of Rocky
Trustee since 2000  Mountain      Elk      Foundation      (a
Age: 62             not-for-profit  foundation);  a  director
                    (since  1997) of  Putnam  Lovell  Finance
                    (finance  company);   a  director  (since
                    June   2002)   of    UNUMProvident    (an
                    insurance  company).  Formerly a director
                    (October   1999-October   2003)  of  P.R.
                    Pharmaceuticals    (a   privately    held
                    company);  Chairman and a director (until     $0        Over
                    October  1996)  and  President  and Chief             $100,000
                    Executive  Officer  (until  October 1995)
                    of   the   Manager;    President,   Chief
                    Executive  Officer and a director  (until
                    October 1995) of Oppenheimer  Acquisition
                    Corp.,  Shareholders  Services  Inc.  and
                    Shareholder   Financial  Services,   Inc.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director    of    Colorado    Uplift   (a
Trustee since 2000  non-profit   charity)  (since   September
Age: 63             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in     $0        Over
                    subsidiary  or  affiliated  companies  of             $100,000
                    the Manager.  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Trustee   of    Monterey    International                        ,000
Trustee since 2002  Studies  (an  educational   organization)
Age: 57             (since  February 2000); a director of The
                    California   Endowment  (a  philanthropic
                    organization)  (since  April 2002) and of
                    Community  Hospital of Monterey Peninsula
                    (educational     organization)     (since
                    February  2002);  a  director  of America
                    Funds   Emerging   Markets   Growth  Fund
                    (since   October  1991)  (an   investment
                    company);  an  advisor  to Credit  Suisse
                    First  Boston's  Sprout  venture  capital
                    unit.  Mrs.  Hamilton also is a member of
                    the   investment    committees   of   the
                    Rockefeller   Foundation   and   of   the $50,001
                    University    of   Michigan.    Formerly, -$100,000  $50,001-$100
                    Trustee   of   MassMutual   Institutional
                    Funds   (open-end   investment   company)
                    (1996-May   2004);   a  director  of  MML
                    Series  Investment  Fund (April  1989-May
                    2004) and MML  Services  (April  1987-May
                    2004) (investment  companies);  member of
                    the investment  committee  (2000-2003) of
                    Hartford     Hospital;     an     advisor
                    (2000-2003)   to   Unilever   (Holland)'s
                    pension  fund;  and  President  (February
                    1991-April   2000)  of  ARCO   Investment
                    Management    Company.     Oversees    37
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Chairman,  Chief  Executive  Officer  and
Trustee since 2002  Director of Steele  Street  State Bank (a
Age: 59             commercial  banking entity) (since August
                    2003);  director  of  Colorado  UpLIFT (a
                    non-profit  organization)  (since  1986);
                    trustee  (since  2000)  of the  Gallagher
                    Family       Foundation       (non-profit
                    organization).   Formerly,   Chairman  of
                    U.S.  Bank-Colorado (a subsidiary of U.S. $50,001       Over
                    Bancorp and  formerly  Colorado  National -$100,000   $100,000
                    Bank,)  (July   1996-April  1,  1999),  a
                    director of: Commercial  Assets,  Inc. (a
                    REIT) (1993-2000),  Jones Knowledge, Inc.
                    (a  privately  held  company)  (2001-July
                    2004)  and U.S.  Exploration,  Inc.  (oil
                    and   gas   exploration)   (1997-February
                    2004).  Oversees  37  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Trustee   of   MassMutual   Institutional
Trustee since 2000  Funds   (since   1996)  and  MML   Series
Age: 61             Investment   Fund   (since   1987)  (both
                    open-end  investment  companies)  and the
                    Springfield     Library     and    Museum
                    Association  (since 1995)  (museums)  and
                    the    Community    Music    School    of
                    Springfield  (music school) (since 1996);
                    Trustee  (since  1987),  Chairman  of the
                    Board  (since  2003) and  Chairman of the
                    investment  committee  (since  1994)  for
                    the    Worcester    Polytech    Institute
                    (private  university);  and President and
                    Treasurer  (since  January  1999)  of the Over          Over
                    SIS  Fund  (a  private   not  for  profit  $100,000   $100,000
                    charitable  fund).  Formerly,  member  of
                    the    investment    committee   of   the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.    (formerly   SIS   Bank)
                    (commercial  bank);  and  Executive  Vice
                    President  (January  1999-July  1999)  of
                    Peoples Heritage  Financial  Group,  Inc.
                    (commercial     bank).     Oversees    38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two
World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008. Mr. Murphy serves for an
indefinite term, until his resignation, death or removal.

-----------------------------------------------------------------------------------
                          Interested Trustee and Officer
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                       Dollar
                                                                       Range of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                                                            Range of   Any of the
Position(s) Held  Years; Other Trusteeships/Directorships   Shares     Oppenheimer
with Fund,        Held by Trustee; Number of Portfolios in  BeneficiallFunds
Length of         Fund Complex Currently Overseen by        Owned in   Overseen
Service, Age      Trustee                                   the Fund   by Trustee
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

John V. Murphy,   Chairman, Chief Executive Officer and     Over          Over
President,        director (since June 2001) and President
Principal         (since September 2000) of the Manager;
Executive         President and a director or trustee of
Officer and       other Oppenheimer funds; President and a
Trustee,          director (since July 2001) of
since 2001        Oppenheimer Acquisition Corp. (the
Age: 54           Manager's parent holding company) and of
                  Oppenheimer Partnership Holdings, Inc.
                  (a holding company subsidiary of the
                  Manager); a director (since November
                  2001) of OppenheimerFunds Distributor,
                  Inc. (a subsidiary of the Manager);
                  Chairman and a director (since July
                  2001) of Shareholder Services, Inc. and
                  of Shareholder Financial Services, Inc.
                  (transfer agent subsidiaries of the
                  Manager); President and a director
                  (since July 2001) of OppenheimerFunds
                  Legacy Program (a charitable trust
                  program established by the Manager); a
                  director of the following investment
                  advisory subsidiaries of the Manager:
                  OFI Institutional Asset Management,
                  Inc., Centennial Asset Management
                  Corporation, Trinity Investment
                  Management Corporation and Tremont
                  Capital Management, Inc. (since November
                  2001), HarbourView Asset Management
                  Corporation and OFI Private Investments,
                  Inc. (since July 2001); President (since
                  November 1, 2001) and a director (since
                  July 2001) of Oppenheimer Real Asset
                  Management, Inc.; Executive Vice
                  President (since February 1997) of
                  Massachusetts Mutual Life Insurance
                  Company (the Manager's parent company);
                  a director (since June 1995) of DLB
                  Acquisition Corporation (a holding
                  company that owns the shares of Babson
                  Capital Management LLC); a member of the
                  Investment Company Institute's Board of
                  Governors (elected to serve from October
                  3, 2003 through September 30, 2006).
                  Formerly, Chief Operating Officer
                  (September 2000-June 2001) of the
                  Manager; President and trustee (November
                  1999-November 2001) of MML Series          $100,000   $100,000
                  Investment Fund and MassMutual
                  Institutional Funds (open-end investment
                  companies); a director (September
                  1999-August 2000) of C.M. Life Insurance
                  Company; President, Chief Executive
                  Officer and director (September
                  1999-August 2000) of MML Bay State Life
                  Insurance Company; a director (June
                  1989-June 1998) of Emerald Isle Bancorp
                  and Hibernia Savings Bank (a
                  wholly-owned subsidiary of Emerald Isle
                  Bancorp). Oversees 73 portfolios as
                  Trustee/Director and 10 portfolios as
                  Officer in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------

     The address of the Officers in the chart below is as
follows: for Messrs. Monoyios, Zavanelli, Murphy, Zack and
Pisapia and Messes. Bloomberg and Lee, Two World Financial
Center, 225 Liberty Street, New York, NY 10281-1008, for
Messrs. Vandehey, Vottiero, Petersen and Wixted and Ms.
Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924.  Each
Officer serves for an annual term or until his or her
earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Charles Albers, Vice    Senior Vice  President of the Manager  since October 2003; a
President and           Certified Financial Analyst.  Formerly Vice President of the
Portfolio Manager       Manager  (April   1998-September  2003).  An  officer  of  6
since 2000              portfolios in the OppenheimerFunds complex.
Age:  55

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark Zavanelli, Vice    Vice  President  of  the  Manager  since  November  2000;  a
President and           Chartered  Financial Analyst;  an officer of 3 portfolios in
Portfolio Manager       the OppenheimerFunds  complex.  Prior to joining the Manager
since 2003              in  May  1998  he  was   President  of   Waterside   Capital
Age:  32                Management,  a registered  investment advisor (August 1995 -
                        April 1998).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer (since
Vice President and      March 2004) of the Manager; Vice President (since June
Chief Compliance        1983) of OppenheimerFunds Distributor, Inc., Centennial
Officer since 2004      Asset Management Corporation and Shareholder Services, Inc.
Age:  53                Formerly (until February 2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An officer of
                        83 portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the  Manager;  Treasurer  of  HarbourView  Asset  Management
Age: 44                 Corporation,    Shareholder   Financial   Services,    Inc.,
                        Shareholder   Services,   Inc.,   Oppenheimer   Real   Asset
                        Management   Corporation,    and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November 2000),  and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since   June  2003);
                        Treasurer and Chief  Financial  Officer  (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of  the
                        Manager);   Assistant   Treasurer   (since  March  1999)  of
                        Oppenheimer  Acquisition Corp.  Formerly Assistant Treasurer
                        of   Centennial   Asset   Management    Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003);   Principal  and  Chief  Operating
                        Officer   (March   1995-March   1999)   at   Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant Vice President of the Manager since August 2002;
Assistant Treasurer     formerly Manager/Financial Product Accounting (November
since 2004              1998-July 2002) of the Manager. An officer of 83 portfolios
Age: 33                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting  of the Manager since March
Assistant Treasurer     2002.  Formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 41                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 83 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Executive  Vice  President  (since January 2004) and General
Assistant Secretary     Counsel  (since  February  2002)  of  the  Manager;  General
since 2001              Counsel  and  a  director   (since  November  2001)  of  the
Age: 56                 Distributor;   General  Counsel  (since  November  2001)  of
                        Centennial   Asset  Management   Corporation;   Senior  Vice
                        President  and  General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary  and
                        General   Counsel  (since   November  2001)  of  Oppenheimer
                        Acquisition  Corp.;   Assistant  Secretary  and  a  director
                        (since October 1997) of OppenheimerFunds  International Ltd.
                        and  OppenheimerFunds  plc;  Vice  President  and a director
                        (since November 2001) of Oppenheimer  Partnership  Holdings,
                        Inc.; a director (since  November 2001) of Oppenheimer  Real
                        Asset  Management,  Inc.;  Senior  Vice  President,  General
                        Counsel and a director  (since November 2001) of Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc., OFI
                        Private  Investments,  Inc.  and  OFI  Trust  Company;  Vice
                        President (since November 2001) of  OppenheimerFunds  Legacy
                        Program;  Senior Vice  President and General  Counsel (since
                        November 2001) of OFI Institutional Asset Management,  Inc.;
                        a  director  (since  June 2003) of  OppenheimerFunds  (Asia)
                        Limited.  Formerly Senior Vice President (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds  International Ltd. (October  1997-November
                        2001).  An officer of 83 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 38                 October  2003)  of  the  Distributor;   Assistant  Secretary
                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel (August  1994-October  2003) and Assistant
                        Vice President of the Manager  (August  1997-June  1998). An
                        officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dina C. Lee,            Assistant Vice President and Assistant Counsel of the
Assistant Secretary     Manager (since December 2000); formerly an attorney and
since 2004              Assistant Secretary of Van Eck Global (until December
Age:  34                2000). An officer of 83 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter E. Pisapia,       Assistant  Vice  President  and  Assistant  Counsel  of  the
Assistant Secretary     Manager since December 2002. Formerly,  Associate Counsel at
since 2004              AIG   SunAmerica    Asset    Management    Corp.    (October
Age:  31                1997-December  2002).  An  officer of 83  portfolios  in the

                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager since
Assistant Secretary     May 2004; formerly First Vice President and Associate
since 2004              General Counsel of UBS Financial Services Inc. (formerly,
Age:  36                PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher
                        & Flom, LLP (September 1996 - April 1999). An officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

Remuneration of Trustees.  The officers of the Fund and one
Trustee of the Fund (Mr. Murphy) are affiliated with the
Manager and receive no salary or fee from the Fund.  The
remaining Trustees of the Fund received the compensation
shown below from the Fund with respect to the Fund's fiscal
year ended July 31, 2004. The compensation from all of the
Board II Funds represents compensation received as a
director, trustee, managing general partner or member of a
committee of the Board during the calendar year ended
December 31, 2003.

---------------------------------------------------------------------------------
                                                        Total Compensation From
Trustee Name and Other Fund    Aggregate Compensation    Fund and Fund Complex
Position(s) (as applicable)          from Fund1            Paid to Trustees*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James C. Swain                         $4,394                  $118,649

Chairman of the Board of
Trustees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Avis                         $2,897                  $101,499
Review Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Bowen                           $2,897                  $101,499
Audit Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Bowen                           $3,331                  $115,503
Audit Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jon S. Fossel                          $3,331                  $115,503
Review Committee Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sam Freedman                           $2,897                  $101,499
Review Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sam Freedman                          $2,8972                 $150,5423,4

Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Malone                         $2,8975                  $100,179
Audit Committee Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Malone                          $2,897                  $149,4996

Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

As of December 15, 2003,  James C. Swain  retired as Trustee from the Board II Funds.  For the  fiscal  year  ended  June
30, 2004,  Mr. Swain  received $811  aggregate  compensation from the Fund.  For the  calendar  year ended  December  31,
2003, Mr. Swain received  $178,000 total  compensation  from all of the Oppenheimer funds for which he served as Trustee.
1.    Aggregate  Compensation  from Fund  includes  fees and

   deferred compensation, if any, for a Trustee.

Includes  $2,897 deferred under Deferred  Compensation  Plan described below.
3.    Compensation  for Mrs.  Hamilton  and Mr.  Malone  was
   paid by all the Board II  Funds,  with the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund for  which  they
   currently   do  not  serve  as  Trustees   (total  of  37
   Oppenheimer funds).
4. Includes   $50,363   compensation   (of  which  100%  was
   deferred  under a  deferred  compensation  plan)  paid to
   Mrs.  Hamilton  for serving as a trustee by two  open-end
   investment companies (MassMutual  Institutional Funds and
   MML Series  Investment  Fund) the investment  adviser for
   which  is the  indirect  parent  company  of  the  Fund's
   Manager.  The Manager also serves as the  Sub-Advisor  to
   the Mass Mutual  International  Equity  Fund, a series of
   MassMutual Institutional Funds.
5.    Includes $2,897  deferred under Deferred  Compensation
   Plan described below.
6.    Includes  $48,000  compensation  paid to Mr.  Marshall
   for  serving  as a  trustee  by two  open-end  investment
   companies (MassMutual  Institutional Funds and MML Series
   Investment Fund) the investment  adviser for which is the
   indirect  parent  company  of  the  Fund's  Manager.  The
   Manager also serves as the  Sub-Advisor to the MassMutual
   International   Equity  Fund,  a  series  of   MassMutual
   Institutional Funds.

* For purposes of this section only, "Fund Complex"
includes the Oppenheimer funds, MassMutual Institutional
Funds and MML Series Investment Fund in accordance with the
instructions for Form N-1A.  The Manager does not consider
MassMutual Institutional Funds and MML Series Investment
Fund to be part of the OppenheimerFunds "Fund Complex" as
that term may be otherwise interpreted.

         |X| Deferred Compensation Plan for Trustees.  The
Board of Trustees has adopted a Deferred Compensation Plan
for disinterested Trustees that enables them to elect to
defer receipt of all or a portion of the annual fees they
are entitled to receive from the Fund.  Under the plan, the
compensation deferred by a Trustee is periodically adjusted
as though an equivalent amount had been invested in shares
of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan will be
determined based upon the performance of the selected
funds.

      Deferral of Trustee's fees under the plan will not
materially affect the Fund's assets, liabilities and net
income per share.  The plan will not obligate the Fund to
retain the services of any Trustee or to pay any particular
level of compensation to any Trustee. Pursuant to an Order
issued by the SEC, the Fund may invest in the funds
selected by the Trustee under the plan without shareholder
approval for the limited purpose of determining the value
of the Trustee's deferred fee account.

      |X| Major Shareholders.  As of August 30, 2004, the
only persons who owned of record or were known by the Fund
to own beneficially 5% or more of any class of the Fund's
outstanding shares were:

      Charles Schwab & Co Inc, Special Custody Acct
      for the Exclusive Benefit of Customers, Attn:
      Mutual Funds, 101 Montgomery Street, San
      Francisco, CA 94104-4122 owned 5,606,952.345
      shares of Class A shares (5.77% of the Class A
      shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers,
      Attn: FUND ADMN/#, 4800 Deer Lake Drive E Floor
      3, Jacksonville, FL 32246-6484 owned
      1,505749.855 Class C shares (5.26% of the Class
      C shares then outstanding).

      Oregon College Savings Plan Moderate Portfolio,
      c/o OppenheimerFunds, Inc., Attn: Amy Sullivan,
      P.O. Box 5270, Denver, CO 80217-5270, owned
      430,568.094 Class Y shares (24.10% of the Class
      Y shares then outstanding).

      Oregon College Savings Plan Conservative
      Portfolio, c/o OppenheimerFunds, Inc., Attn:
      Amy Sullivan, P.O. Box 5270, Denver, CO
      80217-5270, owned 90,257.955 Class Y shares
      (5.05% of the Class Y shares then outstanding).

      Oregon College Savings Plan Equity Portfolio,
      c/o OppenheimerFunds, Inc., Attn: Amy Sullivan,
      P.O. Box 5270, Denver, CO 80217-5270, owned
      128,764.344 Class Y shares (7.20% of the Class
      Y shares then outstanding).

      IBT & CO CUST, OppenheimerFunds Cap ACCUM PLAN,
      Attn: MML037, 200 Clarendon Street, Floor 16,
      owned 510,013.489 Class Y shares (28.55% of the
      Class Y shares then outstanding).

      Oregon College Savings Plan Aggressive
      Portfolio, c/o OppenheimerFunds, Inc., Attn:
      Amy Sullivan, P.O. Box 5270, Denver, CO
      80217-5270, owned 535,184.927 Class Y shares
      (29.96% of the Class Y shares then outstanding).

      Oregon College Savings Plan Balanced Portfolio,
      c/o OppenheimerFunds, Inc., Attn: Amy Sullivan,
      P.O. Box 5270, Denver, CO 80217-5270, owned
      91,358.709 Class Y shares (5.11% of the Class Y
      shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company, a global,
diversified insurance and financial services organization.

Code of Ethics.  The Manager, the Distributor and the Fund
have a Code of Ethics.  It is designed to detect and
prevent improper personal trading by certain employees,
including portfolio managers, that would compete with or
take advantage of the Fund's portfolio transactions.
Covered persons include persons with knowledge of the
investments and investment intentions of the Fund and other
funds advised by the Manager.  The Code of Ethics does
permit personnel subject to the Code to invest in
securities, including securities that may be purchased or
held by the Fund, subject to a number of restrictions and
controls.  Compliance with the Code of Ethics is carefully
monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's
registration statement filed with the SEC and can be
reviewed and copied at the SEC's Public Reference Room in
Washington, D.C.  You can obtain information about the
hours of operation of the Public Reference Room by calling
the SEC at 1.202.942.8090.  The Code of Ethics can also be
viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at
WWW.SEC.GOV.  Copies may be obtained, after paying a
-----------
duplicating fee, by electronic request at the following
E-mail address: PUBLICINFO@SEC.GOV., or by writing to the
                -------------------
SEC's Public Reference Section, Washington, D.C. 20549-0102.

Portfolio Proxy Voting.  The Fund has adopted Portfolio
Proxy Voting Policies and Procedures under which the Fund
votes proxies relating to securities ("portfolio proxies")
held by the Fund.  The Fund's primary consideration in
voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an
unaffiliated third-party as its agent to vote portfolio
proxies in accordance with the Fund's Portfolio Proxy
Voting Guidelines and to maintain records of such portfolio
proxy voting.  The Proxy Voting Guidelines include
provisions to address conflicts of interest that may arise
between the Fund and OFI where an OFI directly-controlled
affiliate manages or administers the assets of a pension
plan of the company soliciting the proxy. The Fund's
Portfolio Proxy Voting Guidelines on routine and
non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the
      issuer's management on routine matters, including
      election of directors nominated by management and
      ratification of auditors, unless circumstances
      indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals
      and supports elimination of anti-takeover proposals,
      absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a
      super-majority vote requirement, and opposes
      management proposals to add a super-majority vote
      requirement.
o     The Fund opposes proposals to classify the board of
      directors.
o     The Fund support proposals to eliminate cumulative
      voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation
      questions such as stock option plans and bonus plans
      to be ordinary business activity.  The Fund analyzes
      stock option plans, paying particular attention to
      their dilutive effect. While the Fund generally
      supports management proposals, the Fund opposes
      plans it considers to be excessive.

The Fund will be required to file new Form N-PX, with its
complete proxy voting record for the 12 months ended June
30th, no later than August 31st of each year.  Once filed,
the Fund's Form N-PX filing will be available (i) without
charge, upon request, by calling the Fund toll-free at
1.800.525.7048 and (ii) on the SEC's website at WWW.SEC.GOV.
                                                -----------

      |X|   The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the
Fund under an investment advisory agreement between the
Manager and the Fund.  The Manager selects securities for
the Fund's portfolio and handles its day-to-day business.
The portfolio managers of the Fund are employed by the
Manager and are the persons who are principally responsible
for the day-to-day management of the Fund's portfolio.
Other members of the Manager's Equity Portfolio Department
provide the portfolio managers with counsel and support in
managing the Fund's portfolio.

      The agreement requires the Manager, at its expense,
to provide the Fund with adequate office space, facilities
and equipment.  It also requires the Manager to provide and
supervise the activities of all administrative and clerical
personnel required to provide effective administration for
the Fund.  Those responsibilities include the compilation
and maintenance of records with respect to its operations,
the preparation and filing of specified reports, and
composition of proxy materials and registration statements
for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the
Manager under the advisory agreement. The advisory
agreement lists examples of expenses paid by the Fund. The
major categories relate to interest, taxes, brokerage
commissions, fees to certain Trustees, legal and audit
expenses, custodian bank and transfer agent expenses, share
issuance costs, certain printing and registration costs and
non-recurring expenses, including litigation costs.  The
management fees paid by the Fund to the Manager are
calculated at the rates described in the Prospectus, which
are applied to the assets of the Fund as a whole. The fees
are allocated to each class of shares based upon the
relative proportion of the Fund's net assets represented by
that class.  The management fees paid by the Fund to the
Manager during its last three fiscal years were:

---------------------------------------------------------------
      Fiscal Year               Management Fees Paid to
      Ended 7/31:               OppenheimerFunds, Inc.
---------------------------------------------------------------
---------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------
          2002                        $3,386,491
---------------------------------------------------------------
---------------------------------------------------------------
          2003                        $5,094,428
---------------------------------------------------------------
---------------------------------------------------------------

          2004                        $10,024,907

---------------------------------------------------------------

      The investment advisory agreement states that in the
absence of willful misfeasance, bad faith, gross negligence
in the performance of its duties or reckless disregard of
its obligations and duties under the investment advisory
agreement, the Manager is not liable for any loss resulting
from a good faith error or omission on its part with
respect to the Fund sustains for any investment, adoption
of any investment policy or the purchase, sale, or
retention of any security.

      The agreement permits the Manager to act as
investment adviser for any other person, firm or
corporation and to use the names "Oppenheimer" and "Main
Street" in connection with other investment companies for
which it may act as investment adviser or general
distributor. If the Manager shall no longer act as
investment adviser to the Fund, the Manager may withdraw
the right of the Fund to use the names "Oppenheimer" and
"Main Street" as part of its name.

|X|      Annual Approval of Investment Advisory Agreement.
Each year, the Board of Trustees, including a majority of
the Independent Trustees, is required to approve the
renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and
evaluate and the Manager provide such information as may be
reasonably necessary to evaluate the terms of the
investment advisory agreement.  The Board employs an
independent consultant to prepare a report that provides
such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1
distribution fees the Fund pays.  These distribution fees
are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in
arriving at its decision to renew the investment advisory
agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services
         provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison
         to regular market indices
o     Economies of scale that may be available to the Fund
         from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or
         services received by the Fund from its
         relationship with the Manager, and
o     The direct and indirect benefits the Manager received
         from its relationship with the Fund.  These
         included services provided by the Distributor and
         the Transfer Agent, and brokerage and soft dollar
         arrangements permissible under Section 28(e) of
         the Securities Exchange Act.

      The Board considered that the Manager must be able to
pay and retain high quality personnel at competitive rates
to provide services to the Fund.  The Board also considered
that maintaining the financial viability of the Manager is
important so that the Manager will be able to continue to
provide quality services to the Fund and its shareholders
in adverse times.  The Board also considered the investment
performance of other mutual funds advised by the Manager.
The Board is aware that there are alternatives to the use
of the Manager.

      These matters were also considered by the Independent
Trustees, meeting separately from the full Board with
experienced Counsel to the Fund and experienced Counsel to
the Independent Trustees who assisted the Board in its
deliberations.  The Fund's Counsel and Independent
Trustees' Counsel are independent of the Manager within the
meaning and intent of the SEC Rules regarding the
independence of counsel.

      After careful deliberation, the Board, including the
Independent Trustees, concluded that it was in the best
interest of shareholders to continue the investment
advisory agreement for another year.  In arriving at a
decision, the Board did not single out any one factor or
group of factors as being more important than other
factors, but considered all factors together.  The Board
judged the terms and conditions of the investment advisory
agreement, including the investment advisory fee, in light
of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.
One of the duties of the Manager under the investment
advisory agreement is to arrange the portfolio transactions
for the Fund.  The advisory agreement contains provisions
relating to the employment of broker-dealers to effect the
Fund's portfolio transactions.  The Manager is authorized
by the advisory agreement to employ broker-dealers,
including "affiliated" brokers, as that term is defined in
the Investment Company Act. The Manager may employ
broker-dealers that the Manager thinks, in its best
judgment based on all relevant factors, will implement the
policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions.
"Best execution" means prompt and reliable execution at the
most favorable price obtainable. The Manager need not seek
competitive commission bidding. However, it is expected to
be aware of the current rates of eligible brokers and to
minimize the commissions paid to the extent consistent with
the interests and policies of the Fund as established by
its Board of Trustees.

    Under the investment advisory agreement, in choosing
brokers to execute portfolio transactions for the Fund, the
Manager may select brokers (other than affiliates) that
provide brokerage and/or research services to the Fund
and/or the other accounts over which the Manager or its
affiliates have investment discretion.  The concessions
paid to those brokers may be higher than another qualified
broker would charge, if the Manager makes a good faith
determination that the concession is fair and reasonable in
relation to the services provided.

      Subject to those considerations, as a factor in
selecting brokers for the Fund's portfolio transactions,
the investment advisory agreement also permits the Manager
to consider sales of shares of the Fund and other
investment companies for which the Manager or an affiliate
serves as investment adviser.  Notwithstanding that
authority, and with the concurrence of the Fund's Board,
the Manager has determined not to consider sales of shares
of the Fund and other investment companies for which the
Manager or an affiliate serves as investment adviser as a
factor in selecting brokers for the Fund's portfolio
transactions.  However, the Manager may continue to effect
portfolio transactions through brokers who sell shares of
the Fund.

Brokerage Practices Followed by the Manager.  The Manager
allocates brokerage for the Fund subject to the provisions
of the investment advisory agreement and the procedures and
rules described above. Generally, the Manager's portfolio
traders allocate brokerage based upon recommendations from
the Manager's portfolio managers.  In certain instances,
portfolio managers may directly place trades and allocate
brokerage. In either case, the Manager's executive officers
supervise the allocation of brokerage.

      Transactions in securities other than those for which
an exchange is the primary market are generally done with
principals or market makers.  In transactions on foreign
exchanges, the Fund may be required to pay fixed brokerage
commissions and therefore would not have the benefit of
negotiated commissions available in U.S. markets.
Brokerage commissions are paid primarily for transactions
in listed securities or for certain fixed-income agency
transactions in the secondary market.  Otherwise, brokerage
commissions are paid only if it appears likely that a
better price or execution an be obtained by doing so.  In
an option transaction, the Fund ordinarily uses the same
broker for the purchase or sale of the option and any
transaction in the securities to which the option relates.

      Certain other funds advised by the Manager have
investment policies similar to those of the Fund. Those
other funds may purchase or sell the same securities as the
Fund at the same time as the Fund, which could affect the
supply and price of the securities. If two or more funds
advised by the Manager purchase the same security on the
same day from the same dealer, the transactions under those
combined orders are averaged as to price and allocated in
accordance with the purchase or sale orders actually placed
for each account.

      In an option transaction, the Fund ordinarily uses
the same broker for the purchase or sale of the option and
any transaction in the securities to which the option
relates. When possible, the Manager tries to combine
concurrent orders to purchase or sell the same security by
more than one of the accounts managed by the Manager or its
affiliates. The transactions under those combined orders
are averaged as to price and allocated in accordance with
the purchase or sale orders actually placed for each
account.

      The investment advisory agreement permits the Manager
to allocate brokerage for research services. The research
services provided by a particular broker may be useful only
to one or more of the advisory accounts of the Manager and
its affiliates.  The investment research received for the
commissions of those other accounts may be useful both to
the Fund and one or more of the Manager's other accounts.
Investment research may be supplied to the Manager by a
third party at the instance of a broker through which
trades are placed.

      Investment research services include information and
analysis on particular companies and industries as well as
market or economic trends and portfolio strategy, market
quotations for portfolio evaluations, information systems,
computer hardware and similar products and services. If a
research service also assists the Manager in a non-research
capacity (such as bookkeeping or other administrative
functions), then only the percentage or component that
provides assistance to the Manager in the investment
decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use
stated commissions on secondary fixed-income agency trades
to obtain research if the broker represents to the Manager
that: (i) the trade is not from or for the broker's own
inventory, (ii) the trade was executed by the broker on an
agency basis at the stated concession, and (iii) the trade
is not a riskless principal transaction. The Board of
Trustees permits the Manager to use commissions on
fixed-price offerings to obtain research, in the same
manner as is permitted for agency transactions.

      The research services provided by brokers broaden the
scope and supplements the research activities of the
Manager. That research provides additional views and
comparisons for consideration, and helps the Manager to
obtain market information for the valuation of securities
that are either held in the Fund's portfolio or are being
considered for purchase.  The Manager provides information
to the Board about the commissions paid to brokers
furnishing such services, together with the Manager's
representation that the amount of such commissions was
reasonably related to the value or benefit of such
services.

    ---------------------------------------------------------------------
          Fiscal Year               Total Brokerage Commissions
          Ended 7/31:                    Paid by the Fund1
    ---------------------------------------------------------------------
    ---------------------------------------------------------------------
             2002                            $2,887,523
    ---------------------------------------------------------------------
    ---------------------------------------------------------------------
             2003                            $4,776,851
    ---------------------------------------------------------------------
    ---------------------------------------------------------------------

             2004                           $9,335,5612

    ---------------------------------------------------------------------

    1. Amounts do not include  spreads or  concessions on
    principal transactions on a net trade basis.
    2. In the fiscal  year ended  7/31/04,  the amount of
    transactions   directed  to  brokers   for   research
    services  was  $306,255,163  and  the  amount  of the
    commissions   paid  to   broker-dealers   for   those
    services was $275,060.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement
with the Fund, the Distributor acts as the Fund's principal
underwriter in the continuous public offering of the Fund's
classes of shares. The Distributor bears the expenses
normally attributable to sales, including advertising and
the cost of printing and mailing prospectuses, other than
those furnished to existing shareholders. The Distributor
is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or
retained by, the Distributor from the sale of shares, and
the contingent deferred sales charges retained by the
Distributor on the redemption of shares during the Fund's
three most recent fiscal years are shown in the tables
below.

-------------------------------------------------------------------------------
                                                             Class A
                          Aggregate Front-End Sales      Front-End Sales
 Fiscal Year Ended 7/31:  Charges on Class A Shares    Charges Retained by
                                                           Distributor1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
          2002                   $2,240,368                  $613,231
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
          2003                   $1,461,338                  $421,853
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          2004                   $4,395,206                 $1,242,598

-------------------------------------------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is
   an affiliate or a parent of the distributor.

-------------------------------------------------------------------------------
                   Concessions    Concessions     Concessions    Concessions
                   on Class A      on Class B     on Class C      On Class N
                     Shares          Shares         Shares          Shares
  Fiscal Year      Advanced by    Advanced by     Advanced by    Advanced by
  Ended 7/31:     Distributor1    Distributor1   Distributor1   Distributor1,2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2002           $86,636       $3,755,975      $795,563        $61,253
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2003           $52,085       $1,971,274      $502,343        $46,862
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

      2004          $130,734       $3,251,057     $1,089,476       $133,912

-------------------------------------------------------------------------------

1.    The  Distributor   advances   concession  payments  to
   financial  intermediaries  for  certain  sales of Class A
   shares  and for  sales of Class  B,  Class C and  Class N
   shares from its own resources at the time of sale.

2.    The  inception  date of  Class N shares  was  March 1,
   2001.

-------------------------------------------------------------------------------
                  Class A          Class B          Class C        Class N
                 Contingent       Contingent      Contingent      Contingent
 Fiscal Year   Deferred Sales   Deferred Sales  Deferred Sales     Deferred
 Ended 7/31:      Charges          Charges          Charges     Sales Charges
                Retained by      Retained by      Retained by    Retained By
                Distributor      Distributor      Distributor    Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002           $4,020          $189,465         $19,076          $80
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2003          $11,171          $514,149         $40,371         $8,593
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2004           $1,069          $460,471         $31,687        $19,491

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a
Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act. Under those plans
the Fund pays the Distributor for all or a portion of its
costs incurred in connection with the distribution and/or
servicing of the shares of the particular class. Each plan
has been approved by a vote of the Board of Trustees,
including a majority of the Independent Trustees1, cast in
person at a meeting called for the purpose of voting on
that plan.

            Under the Plans, the Manager and the
Distributor may make payments to affiliates.  In their sole
discretion, they may also from time to time make
substantial payments from their own resources, which
include the profits the Manager derives from the advisory
fees it receives from the Fund, to compensate brokers,
dealers, financial institutions and other intermediaries
for providing distribution assistance and/or administrative
services or that otherwise promote sales of the Fund's
shares.  These payments, some of which may be referred to
as "revenue sharing," may relate to the Fund's inclusion on
a financial intermediary's preferred list of funds offered
to its clients.

      Financial intermediaries, brokers and dealers may
receive other payments from the Distributor or the Manager
from their own resources in connection with the promotion
and/or sale of shares of the Fund, including payments to
defray expenses incurred in connection with educational
seminars and meetings.  The Manager or Distributor may
share expenses incurred by financial intermediaries in
conducting training and educational meetings about aspects
of the Fund for employees of the intermediaries or for
hosting client seminars or meetings at which the Fund is
discussed.  In their sole discretion, the Manager and/or
the Distributor may increase or decrease the amount of
payments they make from their own resources for these
purposes.

      Unless a plan is terminated as described below, the
plan continues in effect from year to year but only if the
Fund's Board of Trustees and its Independent Trustees
specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting
called for the purpose of voting on continuing the plan.  A
plan may be terminated at any time by the vote of a
majority of the Independent Trustees or by the vote of the
holders of a "majority" (as defined in the Investment
Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees
must approve all material amendments to a plan. An
amendment to increase materially the amount of payments to
be made under a plan must be approved by shareholders of
the class affected by the amendment.  Because Class B
shares of the Fund automatically convert into Class A
shares 72 months after purchase, the Fund must obtain the
approval of both Class A and Class B shareholders for a
proposed material amendment to the Class A Plan that would
materially increase payments under the Plan.  That approval
must be by a majority of the shares of each class, voting
separately by class.

    While the Plans are in effect, the Treasurer of the
Fund shall provide separate written reports on the plans to
the Board of Trustees at least quarterly for its review.
The Reports shall detail the amount of all payments made
under a plan and the purpose for which the payments were
made.  Those reports are subject to the review and approval
of the Independent Trustees.

    Each Plan states that while it is in effect, the
selection and nomination of those Trustees of the Fund who
are not "interested persons" of the Fund is committed to
the discretion of the Independent Trustees.  This does not
prevent the involvement of others in the selection and
nomination process as long as the final decision as to
selection or nomination is approved by a majority of the
Independent Trustees.

    Under the plans for a class, no payment will be made to
any recipient in any quarter in which the aggregate net
asset value of all Fund shares of that class held by the
recipient for itself and its customers does not exceed a
minimum amount, if any, that may be set from time to time
by a majority of the Independent Trustees.  The Board of
Trustees has set no minimum amount of assets to qualify for
payments under the plans.

         |_|      Class A Service Plan Fees.  Under the
Class A service plan, the Distributor currently uses the
fees it receives from the Fund to pay brokers, dealers and
other financial institutions (they are referred to as
"recipients") for personal services and account maintenance
services they provide for their customers who hold Class A
shares. The services include, among others, answering
customer inquiries about the Fund, assisting in
establishing and maintaining accounts in the Fund, making
the Fund's investment plans available and providing other
services at the request of the Fund or the Distributor. The
Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net
assets of Class A shares. The Board has set the rate at
that level. While the plan permits the Board to authorize
payments to the Distributor to reimburse itself for
services under the plan, the Board has not yet done so,
except in the case of the special arrangement described
below, regarding grandfathered retirement accounts. The
Distributor makes payments to recipients quarterly at an
annual rate not to exceed 0.25% of the average annual net
assets consisting of Class A shares held in the accounts of
the recipients or their customers.

      With respect to purchases of Class A shares subject
to a contingent deferred sales charge by certain retirement
plans that purchased such shares prior to March 1, 2001
("grandfathered retirement accounts"), the Distributor
currently intends to pay the service fee to Recipients in
advance for the first year after the shares are purchased.
During the first year the shares are sold, the Distributor
retains the service fee to reimburse itself for the costs
of distributing the shares.  After the first year shares
are outstanding, the Distributor makes service fee payments
to Recipients quarterly on those shares.  The advance
payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance
service fee payment.  If Class A shares purchased by
grandfathered retirement accounts are redeemed during the
first year after their purchase, the Recipient of the
service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of
the service fee made on those shares.

      For the fiscal year ended July 31, 2004 payments
under the Class A Plan totaled $2,203,065, of which $24,254
was retained by the Distributor under the arrangement
described above, and included $80,056 paid to an affiliate
of the Distributor's parent company. Any unreimbursed
expenses the Distributor incurs with respect to Class A
shares in any fiscal year cannot be recovered in subsequent
years. The Distributor may not use payments received under
the Class A Plan to pay any of its interest expenses,
carrying charges, or other financial costs, or allocation
of overhead.

         |_|            Class B, Class C and Class N
Service and Distribution Plans. Under each plan, service
fees and distribution fees are computed on the average of
the net asset value of shares in the respective class,
determined as of the close of each regular business day
during the period. Each Plan provides for the Distributor
to be compensated at a flat rate, whether the Distributor's
distribution expenses are more or less than the amounts
paid by the Fund under the plan during the period for which
the fee is paid. The types of services that recipients
provide for the service fee are similar to the services
provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the
asset-based sales charges and the service fees or to pay
recipients the service fee on a quarterly basis, without
payment in advance. However, the Distributor currently
intends to pay the service fee to recipients in advance for
the first year after Class B, Class C and Class N shares
are purchased. After the first year Class B, Class C and
Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments quarterly on those
shares. The advance payment is based on the net asset value
of shares sold. Shares purchased by exchange do not qualify
for the advance service fee payment. If Class B, Class C or
Class N shares are redeemed during the first year after
their purchase, the recipient of the service fees on those
shares will be obligated to repay the Distributor a pro
rata portion of the advance payment of the service fee made
on those shares. Class B, Class C or Class N shares may not
be purchased by an investor directly from the Distributor
without the investor designating another broker-dealer of
record.  If the investor no longer has another
broker-dealer of record for an existing account, the
Distributor is automatically designated as the
broker-dealer of record, but solely for the purpose of
acting as the investor's agent to purchase the shares.  In
those cases, the Distributor retains the asset-based sales
charge paid on Class B, Class C and Class N shares, but
does not retain any service fees as to the assets
represented by that account.

      The asset-based sales charge and service fees
increase Class B and Class C expenses by 1.00% and the
asset-based sales charge and service fees increase Class N
expenses by 0.50% of the net assets per year of the
respective classes.

      The Distributor retains the asset-based sales charge
on Class B and Class N shares. The Distributor retains the
asset-based sales charge on Class C shares during the first
year the shares are outstanding. It pays the asset-based
sales charge as an ongoing concession to the recipient on
Class C shares outstanding for a year or more. If a dealer
has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C or Class N
service fee and the asset-based sales charge to the dealer
quarterly in lieu of paying the sales concessions and
service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and
Class N shares allow investors to buy shares without a
front-end sales charge while allowing the Distributor to
compensate dealers that sell those shares. The Fund pays
the asset-based sales charges to the Distributor for its
services rendered in distributing Class B, Class C and
Class N shares. The payments are made to the Distributor in
recognition that the Distributor:

o     pays sales concessions to authorized brokers and
         dealers at the time of sale and pays service fees
         as described above,
o     may finance payment of sales concessions and/or the
         advance of the service fee payment to recipients
         under the plans, or may provide such financing
         from its own resources or from the resources of an
         affiliate,
o     employs personnel to support distribution of Class B,
         Class C and Class N shares, and
o     bears the costs of sales literature, advertising and
         prospectuses (other than those furnished to
         current shareholders) and state "blue sky"
         registration fees and certain other distribution
         expenses.
o     may not be able to adequately compensate dealers that
         sell Class B, Class C and Class N shares without
         receiving payment under the plans and therefore
         may not be able to offer such Classes for sale
         absent the plans,
o     receives payments under the plans consistent with the
         service fees and asset-based sales charges paid by
         other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the
         Fund in various third-party distribution programs
         that may increase sales of Fund shares,
o     may experience increased difficulty selling the
         Fund's shares if payments under the plan are
         discontinued because most competitor funds have
         plans that pay dealers for rendering distribution
         services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or
         at a lesser cost, the same quality distribution
         sales efforts and services, or to obtain such
         services from brokers and dealers, if the plan
         payments were to be discontinued.

      The Distributor's actual expenses in selling Class B,
Class C and Class N shares may be more than the payments it
receives from the contingent deferred sales charges
collected on redeemed shares and from the Fund under the
plans. If the Class B, Class C or Class N plan is
terminated by the Fund, the Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge
to the Distributor for distributing shares before the plan
was terminated.

-------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/04

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                     Total         Amount       Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
     Class        Under Plan    Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan      $3,217,140    $2,435,9641      $7,177,069         1.96%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan      $2,888,296     $800,5602       $3,302,368         0.95%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan       $114,035       $71,7683        $450,211          1.34%

-------------------------------------------------------------------------------

1  Includes   $36,748   paid   to  an   affiliate   of   the
Distributor's parent company.
2  Includes   $51,308   paid   to  an   affiliate   of   the
Distributor's parent company.
3  Includes  $2,671paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N
plans are subject to the limitations imposed by the Conduct
Rules of the National Association of Securities Dealers,
Inc. on payments of asset-based sales charges and service
fees.

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a
variety of terms to illustrate its investment performance.
Those terms include "cumulative total return," "average
annual total return," "average annual total return at net
asset value" and "total return at net asset value." An
explanation of how total returns are calculated is set
forth below.  For periods of less than one year, the Fund
may quote its performance on a non-annualized basis.  You
can obtain current performance information by calling the
Fund's Transfer Agent at 1.800.525.7048 or by visiting the
OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the SEC.  Those
rules describe the types of performance data that may be
used and how it is to be calculated.  In general, any
advertisement by the Fund of its performance data must
include the average annual total returns for the advertised
class of shares of the Fund.

      Use of standardized performance calculations enables
an investor to compare the Fund's performance to the
performance of other funds for the same periods.  However,
a number of factors should be considered before using the
Fund's performance information as a basis for comparison
with other investments:

      o  Total returns measure the performance of a
hypothetical account in the Fund over various periods and
do not show the performance of each shareholder's account.
Your account's performance will vary from the model
performance data if your dividends are received in cash, or
you buy or sell shares during the period, or you bought
your shares at a different time and price than the shares
used in the model.
      o  An investment in the Fund is not insured by the
FDIC or any other government agency.
      o  The Fund's performance returns do not reflect the
effect of taxes on dividends and capital gains
distributions.
      o  The principal value of the Fund's shares and total
returns are not guaranteed and normally will fluctuate on a
daily basis.
      o  When an investor's shares are redeemed, they may
be worth more or less than their original cost.
      o  Total returns for any given past period represent
historical performance information and are not, and should
not be considered, a prediction of future returns.

      The performance of each class of shares is shown
separately, because the performance of each class of shares
will usually be different. That is because of the different
kinds of expenses each class bears.  The total returns of
each class of shares of the Fund are affected by market
conditions, the quality of the Fund's investments, the
maturity of debt investments, the types of investments the
Fund holds, and its operating expenses that are allocated
to the particular class.

      |X|   Total Return Information.  There are different
types of "total returns" to measure the Fund's performance.
Total return is the change in value of a hypothetical
investment in the Fund over a given period, assuming that
all dividends and capital gains distributions are
reinvested in additional shares and that the investment is
redeemed at the end of the period. Because of differences
in expenses for each class of shares, the total returns for
each class are separately measured. The cumulative total
return measures the change in value over the entire period
(for example, ten years). An average annual total return
shows the average rate of return for each year in a period
that would produce the cumulative total return over the
entire period. However, average annual total returns do not
show actual year-by-year performance. The Fund uses
standardized calculations for its total returns as
prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the
current maximum sales charge of 5.75% (as a percentage of
the offering price) is deducted from the initial investment
("P" in the formula below) (unless the return is shown
without sales charge, as described below). For Class B
shares, payment of the applicable contingent deferred sales
charge is applied, depending on the period for which the
return is shown: 5.0% in the first year, 4.0% in the second
year, 3.0% in the third and fourth years, 2.0% in the fifth
year, 1.0% in the sixth year and none thereafter. For Class
C shares, the 1.0% contingent deferred sales charge is
deducted for returns for the 1-year period. For Class N
shares, the 1% contingent deferred sales charge is deducted
for returns for the one year period and Class N total
returns may also be calculated for the periods prior to
03/01/01 (the inception date for Class N shares), is based
on the Fund's Class A returns, adjusted to reflect the
higher Class N 12b-1 fees.  There is no sales charge for
Class Y shares.

         |_|      Average Annual Total Return.  The
"average annual total return" of each class is an average
annual compounded rate of return for each year in a
specified number of years.  It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an Ending Redeemable
Value ("ERV" in the formula) of that investment, according
to the following formula:

------------------------------------------------------------
                      [OBJECT OMITTED]
------------------------------------------------------------
            |_| Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

            |_| Average Annual Total Return (After Taxes on
Distributions and Redemptions).  The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund during the specified period
and the effect of capital gains taxes or capital loss tax
benefits (each calculated using the highest federal
individual capital gains tax rate in effect on the
redemption date) resulting from the redemption of the
shares at the end of the period. It is the rate of return
based on the change in value of a hypothetical initial
investment of $1,000 ("P" in the formula below) held for a
number of years ("n" in the formula) to achieve an ending
value ("ATVDR" in the formula) of that investment, after
taking into account the effect of taxes on fund
distributions and on the redemption of Fund shares,
according to the following formula:

              ATVDR - 1=  Average Annual Total Return (After Taxes on
              -----
               1/n   Distributions and Redemption)
                  P

         |_|      Cumulative Total Return.  The "cumulative
total return" calculation measures the change in value of a
hypothetical investment of $1,000 over an entire period of
years.  Its calculation uses some of the same factors as
average annual total return, but it does not average the
rate of return on an annual basis.  Cumulative total return
is determined as follows:

------------------------------------------------------------
                      [OBJECT OMITTED]
------------------------------------------------------------

         |_|      Total Returns at Net Asset Value. From
time to time the Fund may also quote a cumulative or an
average annual total return "at net asset value" (without
deducting sales charges) for Class A, Class B, Class C or
Class N.  There is no sales charge on Class Y shares. Each
is based on the difference in net asset value per share at
the beginning and the end of the period for a hypothetical
investment in that class of shares (without considering
front-end or contingent deferred sales charges) and takes
into consideration the reinvestment of dividends and
capital gains distributions.

------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 7/31/04

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class    Cumulative Total               Average Annual Total Returns
         Returns (10 years or

Of       life of class, if
Shares   less)

------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                 1-Year           5-Year
                                                (or life of
                                              class, if less)

-------------------------------------------------------------------------------
------------------------------------------------------------------------------

         After       Without    After      Without    After       Without
         Sales       Sales      Sales      Sales      Sales       Sales
         Charge      Charge     Charge     Charge     Charge      Charge

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class A    19.68%1    26.98%1     11.78%     18.60%     4.78%1      6.40%1

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B    20.10%2    23.10%2     12.57%     17.57%     4.87%2      5.55%2

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class C    23.40%3    23.40%3     16.75%     17.75%     5.61%3      5.61%3

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class N    27.64%4    27.64%4     17.27%     18.27%     7.40%4      7.40%4

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class Y    28.77%5    28.77%5     19.18%     19.18%     6.79%5      6.79%5

------------------------------------------------------------------------------
1  Inception: 9/25/00.
2  Inception: 9/25/00.
3  Inception: 9/25/00.
4  Inception: 3/1/01.
5  Inception: 9/25/00.

 -----------------------------------------------------------------------------

     Average Annual Total Returns for Class A Shares (After Sales Charge)
                        For the Periods Ended 7/31/04

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
                                    1-Year              5-Year (or life of
                                                              class)
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 After       Taxes      on       11.78%                       4.77%1

 Distributions
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 After Taxes on

 Distributions and                7.66%                       4.09%1

 Redemption of Fund Shares
 -----------------------------------------------------------------------------
  1. Inception date of Class A: 9/25/00.

Other Performance Comparisons.  The Fund compares its
performance annually to that of an appropriate
broadly-based market index in its Annual Report to
shareholders. You can obtain that information by contacting
the Transfer Agent at the addresses or telephone numbers
shown on the cover of this Statement of Additional
Information. The Fund may also compare its performance to
that of other investments, including other mutual funds, or
use rankings of its performance by independent ranking
entities. Examples of these performance comparisons are set
forth below.

      |_|   Lipper Rankings.  From time to time the Fund
may publish the ranking of the performance of its classes
of shares by Lipper, Inc. ("Lipper").  Lipper is a
widely-recognized independent mutual fund monitoring
service.  Lipper monitors the performance of regulated
investment companies, including the Fund, and ranks their
performance for various periods based on categories
relating to investment styles.  The Lipper performance
rankings are based on total returns that include the
reinvestment of capital gain distributions and income
dividends but do not take sales charges or taxes into
consideration.  Lipper also publishes "peer-group" indices
of the performance of all mutual funds in a category that
it monitors and averages of the performance of the funds in
particular categories.

      |_|   Morningstar Ratings.  From time to time the
Fund may publish the star rating of the performance of its
classes of shares by Morningstar, Inc., an independent
mutual fund monitoring service.  Morningstar rates mutual
funds in their specialized market sector.  The Fund is
rated among the Mid-Cap blend category.

      Morningstar proprietary star ratings reflect
historical risk-adjusted total investment return. For each
fund with at least a three-year history, Morningstar
calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in
a fund's monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more
emphasis on downward variations and rewarding consistent
performance.  The top 10% of funds in each category receive
5 stars, the next 22.5% receive 4 stars, the next 35%
receive 3 stars, the next 22.5% receive 2 stars, and the
bottom 10% receive 1 star.  (Each share class is counted as
a fraction of one fund within this scale and rated
separately, which may cause slight variations in the
distribution percentages.) The Overall Morningstar Rating
for a fund is derived from a weighted average of the
performance figures associated with its three-, five-and
ten-year (if applicable) Morningstar Rating metrics.

      |_|   Performance Rankings and Comparisons by Other
Entities and Publications.  From time to time the Fund may
include in its advertisements and sales literature
performance information about the Fund cited in newspapers
and other periodicals such as The New York Times, The Wall
Street Journal, Barron's, or similar publications. That
information may include performance quotations from other
sources, including Lipper and Morningstar.  The performance
of the Fund's classes of shares may be compared in
publications to the performance of various market indices
or other investments, and averages, performance rankings or
other benchmarks prepared by recognized mutual fund
statistical services.

      Investors may also wish to compare the returns on the
Fund's share classes to the return on fixed-income
investments available from banks and thrift institutions.
Those include certificates of deposit, ordinary
interest-paying checking and savings accounts, and other
forms of fixed or variable time deposits, and various other
instruments such as Treasury bills. However, the Fund's
returns and share price are not guaranteed or insured by
the FDIC or any other agency and will fluctuate daily,
while bank depository obligations may be insured by the
FDIC and may provide fixed rates of return. Repayment of
principal and payment of interest on Treasury securities is
backed by the full faith and credit of the U.S.
government.

      From time to time, the Fund may publish rankings or
ratings of the Manager or Transfer Agent, and of the
investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of
shareholder and investor services by third parties may
include comparisons of their services to those provided by
other mutual fund families selected by the rating or
ranking services. They may be based upon the opinions of
the rating or ranking service itself, using its research or
judgment, or based upon surveys of investors, brokers,
shareholders or others.

      From time to time, the Fund may include in its
advertisements and sales literature the total return
performance of a hypothetical investment account that
includes shares of the fund and other Oppenheimer funds.
The combined account may be part of an illustration of an
asset allocation model or similar presentation. The account
performance may combine total return performance of the
fund and the total return performance of other Oppenheimer
funds included in the account. Additionally, from time to
time, the Fund's advertisements and sales literature may
include, for illustrative or comparative purposes,
statistical data or other information about general or
specific market and economic conditions. That may include,
for example,

o     information   about   the   performance   of   certain
      securities  or  commodities  markets  or  segments  of
      those markets,
o     information  about the performance of the economies of
      particular countries or regions,
o     the  earnings  of  companies  included  in segments of
      particular  industries,  sectors,  securities markets,
      countries or regions,
o     the  availability  of different types of securities or
      offerings of securities,
o     information  relating  to the gross  national or gross
      domestic   product  of  the  United  States  or  other
      countries or regions,
o     comparisons  of various  market  sectors or indices to
      demonstrate     performance,     risk,     or    other
      characteristics of the Fund.

ABOUT your account

How to Buy Shares
Additional information is presented below about the methods
that can be used to buy shares of the Fund. Appendix B
contains more information about the special sales charge
arrangements offered by the Fund, and the circumstances in
which sales charges may be reduced or waived for certain
classes of investors.

When you purchase shares of the Fund, your ownership
interest in the shares of the Fund will be recorded as a
book entry on the records of the Fund.  The Fund will not
issue or re-register physical share certificates.

AccountLink.  When shares are purchased through
AccountLink, each purchase must be at least $50 and
                                                ---
shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new
account. Accounts established prior to November 1, 2002
will remain at $25 for additional purchases. Shares will be
purchased on the regular business day the Distributor is
instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares.  Dividends will begin to accrue
on shares purchased with the proceeds of ACH transfers on
the business day the Fund receives Federal Funds for the
purchase through the ACH system before the close of The New
York Stock Exchange ("the Exchange"). The Exchange normally
closes at 4:00 P.M., but may close earlier on certain
days.  If Federal Funds are received on a business day
after the close of the Exchange, the shares will be
purchased and dividends will begin to accrue on the next
regular business day.  The proceeds of ACH transfers are
normally received by the Fund three days after the
transfers are initiated. If the proceeds of the ACH
transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase
order. The Distributor and the Fund are not responsible for
any delays in purchasing shares resulting from delays in
ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a
reduced sales charge rate may be obtained for Class A
shares under Right of Accumulation and Letters of Intent
because of the economies of sales efforts and reduction in
expenses realized by the Distributor, dealers and brokers
making such sales.  No sales charge is imposed in certain
other circumstances described in Appendix B to this
Statement of Additional Information because the Distributor
or dealer or broker incurs little or no selling expenses.

      A fiduciary can count all shares purchased for a
trust, estate or other fiduciary account (including one or
more employee benefit plans of the same employer) that has
multiple accounts. The Distributor will add the value, at
current offering price, of the shares you previously
purchased and currently own to the value of current
purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current
purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those
mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited-Term Government Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Limited Term Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund

                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund

                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,

Oppenheimer Disciplined Allocation Fund   Inc.

                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer International Value Fund      Limited-Term New York Municipal Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of
Class A shares of each of the Oppenheimer funds described
above except the money market funds. Under certain
circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market
fund shares may be subject to a contingent deferred sales
charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), if
you purchase Class A shares or Class A and Class B shares
of the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares.  The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period.  You can include
purchases made up to 90 days before the date of the
Letter.  Letters do not consider Class C or Class N shares
you purchase or may have purchased.

      A Letter is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or
Class A and Class B shares of the Fund (and other
Oppenheimer funds) during a 13-month period (the "Letter of
Intent period"). At the investor's request, this may
include purchases made up to 90 days prior to the date of
the Letter.  The Letter states the investor's intention to
make the aggregate amount of purchases of shares which,
when added to the investor's holdings of shares of those
funds, will equal or exceed the amount specified in the
Letter.  Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and
Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares.  Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter of Intent period,
when added to the value (at offering price) of the
investor's holdings of shares on the last day of that
period, do not equal or exceed the intended purchase
amount, the investor agrees to pay the additional amount of
sales charge applicable to such purchases. That amount is
described in "Terms of Escrow," below (those terms may be
amended by the Distributor from time to time).  The
investor agrees that shares equal in value to 5% of the
intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow.  Also, the
investor agrees to be bound by the terms of the Prospectus,
this Statement of Additional Information and the
application used for a Letter. If those terms are amended,
as they may be from time to time by the Fund, the investor
agrees to be bound by the amended terms and that those
amendments will apply automatically to existing Letters of
Intent.

      If the total eligible purchases made during the
Letter of Intent period do not equal or exceed the intended
purchase amount, the concessions previously paid to the
dealer of record for the account and the amount of sales
charge retained by the Distributor will be adjusted to the
rates applicable to actual total purchases.  If total
eligible purchases during the Letter of Intent period
exceed the intended purchase amount and exceed the amount
needed to qualify for the next sales charge rate reduction
set forth in the Prospectus, the sales charges paid will be
adjusted to the lower rate. That adjustment will be made
only if and when the dealer returns to the Distributor the
excess of the amount of concessions allowed or paid to the
dealer over the amount of concessions that apply to the
actual amount of purchases.  The excess concessions
returned to the Distributor will be used to purchase
additional shares for the investor's account at the net
asset value per share in effect on the date of such
purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for
purchases of shares of the Fund and other Oppenheimer funds
by OppenheimerFunds prototype 401(k) plans under a Letter.
If the intended purchase amount under a Letter entered into
by an OppenheimerFunds prototype 401(k) plan is not
purchased by the plan by the end of the Letter of Intent
period, there will be no adjustment of concessions paid to
the broker-dealer or financial institution of record for
accounts held in the name of that plan.

      In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter of Intent period will be
deducted.  It is the responsibility of the dealer of record
and/or the investor to advise the Distributor about the
Letter in placing any purchase orders for the investor
during the Letter of Intent period.  All of such purchases
must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent.  For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase).  Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the 13-month Letter of
Intent period, the escrowed shares will be promptly
released to the investor.

      3. If, at the end of the 13-month Letter of Intent
period the total purchases pursuant to the Letter are less
than the intended purchase amount specified in the Letter,
the investor must remit to the Distributor an amount equal
to the difference between the dollar amount of sales
charges actually paid and the amount of sales charges which
would have been paid if the total amount purchased had been
made at a single time.  That sales charge adjustment will
apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is not paid
within twenty days after a request from the Distributor or
the dealer, the Distributor will, within sixty days of the
expiration of the Letter, redeem the number of escrowed
shares necessary to realize such difference in sales
charges.  Full and fractional shares remaining after such
redemption will be released from escrow.  If a request is
received to redeem escrowed shares prior to the payment of
such additional sales charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

5.    The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:
(a)   Class A shares sold with a front-end sales charge or
            subject to a Class A contingent deferred sales
            charge,
(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent deferred sales charge,
            and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the other
            Oppenheimer funds that were acquired subject
            to a Class A initial or contingent deferred
            sales charge or (2) Class B shares of one of
            the other Oppenheimer funds that were acquired
            subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you
must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to
automatically purchase additional shares directly from a
bank account for as little as $50. For those accounts
established prior to November 1, 2002 and which have
previously established Asset Builder Plans, additional
purchases will remain at $25. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the
redemption restrictions for recent purchases described in
the Prospectus.  Asset Builder Plans are available only if
your bank is an ACH member.  Asset Builder Plans may not be
used to buy shares for OppenheimerFunds employer-sponsored
qualified retirement accounts. Asset Builder Plans also
enable shareholders of Oppenheimer Cash Reserves to use
their fund account to make monthly automatic purchases of
shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically.  Normally the debit will be made two
business days prior to the investment dates you selected on
your application.  Neither the Distributor, the Transfer
Agent nor the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor.  Complete the application
and return it.  You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions
to implement them.  The Fund reserves the right to amend,
suspend or discontinue offering Asset Builder plans at any
time without prior notice.

Retirement Plans. Certain types of retirement plans are
entitled to purchase shares of the Fund without sales
charges or at reduced sales charge rates, as described in
an Appendix to this Statement of Additional Information.
Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are
maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special
arrangement with Merrill Lynch.  If on the date the plan
sponsor signed the Merrill Lynch record keeping service
agreement the plan has less than $1 million in assets
invested in applicable investments (other than assets
invested in money market funds), then the retirement plan
may purchase only Class C shares of the Oppenheimer funds.
If on the date the plan sponsor signed the Merrill Lynch
record keeping service agreement the plan has $1 million or
more in assets but less than $5 million in assets invested
in applicable investments (other than assets invested in
money market funds), then the retirement plan may purchase
only Class N shares of the Oppenheimer funds.  If on the
date the plan sponsor signed the Merrill Lynch record
keeping service agreement the plan has $5 million or more
in assets invested in applicable investments (other than
assets invested in money market funds), then the retirement
plan may purchase only Class A shares of the Oppenheimer
funds.

      OppenheimerFunds has entered into arrangements with
certain record keepers whereby the Transfer Agent
compensates the record keeper for its record keeping and
account servicing functions that it performs on behalf of
the participant level accounts of a retirement plan. While
such compensation may act to reduce the record keeping fees
charged by the retirement plan's record keeper, that
compensation arrangement may be terminated at any time,
potentially affecting the record keeping fees charged by
the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset values of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund.  However, each class has different shareholder
privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends
payable on Class B, Class C or Class N shares will be
reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to
which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B, Class C and Class N
shares have no initial sales charge, the purpose of the
deferred sales charge and asset-based sales charge on Class
B, Class C and Class N shares is the same as that of the
initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions
that sell shares of the Fund.  A salesperson who is
entitled to receive compensation from his or her firm for
selling Fund shares may receive different levels of
compensation for selling one class of shares rather than
another.

      The Distributor will not accept a purchase order in
the amount of $100,000 or more to purchase Class B shares
or a purchase order of $1 million or more to purchase Class
C shares on behalf of a single investor (not including
dealer "street name" or omnibus accounts).

      Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value
whether or not subject to a contingent deferred sales
charge as described in the Prospectus, no sales concessions
will be paid to the broker-dealer of record, as described
in the Prospectus, on sales of Class A shares purchased
with the redemption proceeds of shares of another mutual
fund offered as an investment option in a retirement plan
in which Oppenheimer funds are also offered as investment
options under a special arrangement with the Distributor,
if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under
that plan. Additionally, that concession will not be paid
on purchases of Class A shares by a retirement plan made
with the redemption proceeds of Class N shares of one or
more Oppenheimer funds held by the plan for more than 18
months.

      Class B Conversion. Under current interpretations of
applicable federal income tax law by the Internal Revenue
Service, the conversion of Class B shares to Class A shares
72 months after purchase is not treated as a taxable event
for the shareholder. If those laws or the IRS
interpretation of those laws should change, the automatic
conversion feature may be suspended. In that event, no
further conversions of Class B shares would occur while
that suspension remained in effect.  Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

      |X|   Availability of Class N Shares.  In addition to
the description of the types of retirement plans which may
purchase Class N shares contained in the prospectus, Class
N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE
            IRAs),
o     to all rollover contributions made to Individual
            401(k) plans, Profit-Sharing Plans and Money
            Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B
            to this Statement of Additional Information)
            which have entered into a special agreement
            with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a)
            or 401(k) of the Internal Revenue Code, the
            recordkeeper or the plan sponsor for which has
            entered into a special agreement with the
            Distributor,
o     to Retirement Plans of a plan sponsor where the
            aggregate assets of all such plans invested in
            the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans
            that pay for the purchase with the redemption
            proceeds of Class A shares of one or more
            Oppenheimer funds, and
o     to certain customers of broker-dealers and financial
            advisors that are identified in a special
            agreement between the broker-dealer or
            financial advisor and the Distributor for that
            purpose.

      The sales concession and the advance of the service
fee, as described in the Prospectus, will not be paid to
dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds
            (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan to any IRA invested in the
            Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of Class
            C shares of one or more Oppenheimer funds held
            by the plan for more than one year (other than
            rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA
            invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan made with the redemption proceeds
            of Class A shares of one or more Oppenheimer
            funds.

      No sales concessions will be paid to the
broker-dealer of record, as described in the Prospectus, on
sales of Class N shares purchased with the redemption
proceeds of shares of another mutual fund offered as an
investment option in a retirement plan in which Oppenheimer
funds are also offered as investment options under a
special arrangement with the Distributor, if the purchase
occurs more than 30 days after the Oppenheimer funds are
added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses
related to its daily operations, such as custodian fees,
Trustees' fees, transfer agency fees, legal fees and
auditing costs.  Those expenses are paid out of the Fund's
assets and are not paid directly by shareholders.  However,
those expenses reduce the net asset values of shares, and
therefore are indirectly borne by shareholders through
their investment.

      The methodology for calculating the net asset value,
dividends and distributions of the Fund's share classes
recognizes two types of expenses.  General expenses that do
not pertain specifically to any one class are allocated pro
rata to the shares of all classes. The allocation is based
on the percentage of the Fund's total assets that is
represented by the assets of each class, and then equally
to each outstanding share within a given class.  Such
general expenses include management fees, legal,
bookkeeping and audit fees, printing and mailing costs of
shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders,
fees to unaffiliated Trustees, custodian expenses, share
issuance costs, organization and start-up costs, interest,
taxes and brokerage commissions, and non-recurring
expenses, such as litigation costs.

      Other expenses that are directly attributable to a
particular class are allocated equally to each outstanding
share within that class.  Examples of such expenses include
distribution and service plan (12b-1) fees, transfer and
shareholder servicing agent fees and expenses, and
shareholder meeting expenses (to the extent that such
expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12
annual "Minimum Balance Fee" is assessed on each Fund
account with a share balance valued under $500. The Minimum
Balance Fee is automatically deducted from each such Fund
account on or about the second to last business day of
September.

      Listed below are certain cases in which the Fund has
elected, in its discretion, not to assess the Fund Account
Fees.  These exceptions are subject to change:
         A fund account whose shares were acquired after
            September 30th of the prior year;
o     A fund account that has a balance below $500 due to
            the automatic conversion of shares from Class B
            to Class A shares. However, once all Class B
            shares held in the account have been converted
            to Class A shares the new account balance may
            become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their
            account documents electronically via eDoc
            Direct;
o     A fund account that has only certificated shares and,
            has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by
            broker-dealers under the NSCC Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program
            and/or holding certain Oppenheimer Variable
            Account Funds;
o     Omnibus accounts holding shares pursuant to the
            Pinnacle, Ascender, Custom Plus, Recordkeeper
            Pro and Pension Alliance Retirement Plan
            programs; and
o     A fund account that falls below the $500 minimum
            solely due to market fluctuations within the
            12-month period preceding the date the fee is
            deducted.

      To access account documents electronically via eDocs
Direct, please visit the Service Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for
------------------------
instructions.

      The Fund reserves the authority to modify
Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share.  The net asset
values per share of each class of shares of the Fund are
determined as of the close of business of the Exchange on
each day that the Exchange is open. The calculation is done
by dividing the value of the Fund's net assets attributable
to a class by the number of shares of that class that are
outstanding.  The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for
example, in case of weather emergencies or on days falling
before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is
subject to change) states that it will close on New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on
other days.

      Dealers other than Exchange members may conduct
trading in certain securities on days on which the Exchange
is closed (including weekends and holidays) or after 4:00
P.M. on a regular business day. Because the Fund's net
asset values will not be calculated on those days, the
Fund's net asset values per share may be significantly
affected on such days when shareholders may not purchase or
redeem shares. Additionally, trading on European and Asian
stock exchanges and over-the-counter markets normally is
completed before the close of the Exchange.

      Changes in the values of securities traded on foreign
exchanges or markets as a result of events that occur after
the prices of those securities are determined, but before
the close of The Exchange, will not be reflected in the
Fund's calculation of its net asset values that day unless
the Manager determines that the event is likely to effect a
material change in the value of the security. The Manager,
or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under
procedures established by the Board and subject to the
approval, ratification and confirmation by the Board at its
next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of
Trustees has established procedures for the valuation of
the Fund's securities. In general those procedures are as
follows:

o     Equity securities traded on a U.S. securities
exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they
               are valued at the last reported sale price
               on the principal exchange on which they are
               traded or on Nasdaq(R), as applicable, on that
               day, or

(2)   if last sale information is not available on a
               valuation date, they are valued at the last
               reported sale price preceding the valuation
               date if it is within the spread of the
               closing "bid" and "asked" prices on the
               valuation date or, if not,  at the closing
               "bid" price on the valuation date.
o     Equity securities traded on a foreign securities
exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing
               service approved by the Board of Trustees,
               or
(2)   at the last sale price obtained by the Manager from
               the report of the principal exchange on
               which the security is traded at its last
               trading session on or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and "asked" prices
               obtained from the principal exchange on
               which the security is traded or, on the
               basis of reasonable inquiry, from two market
               makers in the security.
o     Long-term debt securities having a remaining maturity
in excess of 60 days are valued based on the mean between
the "bid" and "asked" prices determined by a portfolio
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean
between the "bid" and "asked" prices determined by a
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than
               397 days when issued,
(2)   debt instruments that had a maturity of 397 days or
               less when issued and have a remaining
               maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity
               of 397 days or less when issued and which
               have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money
               market fund that had a maturity of less than
               397 days when issued that have a remaining
               maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that
               have a remaining maturity of 397 days or
               less.
o     Securities (including restricted securities) not
having readily-available market quotations are valued at
fair value determined under the Board's procedures.  If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

      In the case of U.S. government securities,
mortgage-backed securities, corporate bonds and foreign
government securities, when last sale information is not
generally available, the Manager may use pricing services
approved by the Board of Trustees. The pricing service may
use "matrix" comparisons to the prices for comparable
instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the
tax-exempt status of the interest paid by municipal
securities).  The Manager will monitor the accuracy of the
pricing services. That monitoring may include comparing
prices used for portfolio valuation to actual sales prices
of selected securities.

      The closing prices in the London foreign exchange
market on a particular business day that are provided to
the Manager by a bank, dealer or pricing service that the
Manager has determined to be reliable are used to value
foreign currency, including forward contracts, and to
convert to U.S. dollars securities that are denominated in
foreign currency.

      Puts, calls, and futures are valued at the last sale
price on the principal exchange on which they are traded or
on NASDAQ, as applicable, as determined by a pricing
service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be
valued at the last sale price on the preceding trading day
if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on NASDAQ on the
valuation date. If not, the value shall be the closing bid
price on the principal exchange or on NASDAQ on the
valuation date.  If the put, call or future is not traded
on an exchange or on NASDAQ, it shall be valued by the mean
between "bid" and "asked" prices obtained by the Manager
from two active market makers. In certain cases that may be
at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section.  The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received.  If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium. If the Fund enters into a
closing purchase transaction, it will have a gain or loss,
depending on whether the premium received was more or less
than the cost of the closing transaction.  If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The
Federal Funds wire of redemption proceeds may be delayed if
the Fund's custodian bank is not open for business on a day
when the Fund would normally authorize the wire to be made,
which is usually the Fund's next regular business day
following the redemption. In those circumstances, the wire
will not be transmitted until the next bank business day on
which the Fund is open for business. No dividends will be
paid on the proceeds of redeemed shares awaiting transfer
by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
o     Class A shares purchased subject to an initial sales
         charge or Class A shares on which a contingent
         deferred sales charge was paid, or
o     Class B shares that were subject to the Class B
         contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order.  The shareholder must ask the Transfer Agent for
that privilege at the time of reinvestment. This privilege
does not apply to Class C, Class N or Class Y shares. The
Fund may amend, suspend or cease offering this reinvestment
privilege at any time as to shares redeemed after the date
of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain.  If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment.  Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid.  That would reduce the
loss or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to
the basis of the shares acquired by the reinvestment of the
redemption proceeds.

Payments "In Kind". The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of Trustees
of the Fund may determine that it would be detrimental to
the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly
in cash. In that case, the Fund may pay the redemption
proceeds in whole or in part by a distribution "in kind" of
liquid securities from the portfolio of the Fund, in lieu
of cash.

      The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Trustees has
the right to cause the involuntary redemption of the shares
held in any account if the aggregate net asset value of
those shares is less than $500 or such lesser amount as the
Board may fix.  The Board will not cause the involuntary
redemption of shares in an account if the aggregate net
asset value of such shares has fallen below the stated
minimum solely as a result of market fluctuations.  If the
Board exercises this right, it may also fix the
requirements for any notice to be given to the shareholders
in question (not less than 30 days). The Board may
alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares.  When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

      If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B, Class C and Class N contingent
deferred sales charge will be followed in determining the
order in which shares are transferred.

Distributions From Retirement Plans.  Requests for
distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds Retirement Plans,"
c/o the Transfer Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the
         distribution is premature; and
(3)   conform to the requirements of the plan and the
         Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors)
in OppenheimerFunds-sponsored pension or profit-sharing
plans with shares of the Fund held in the name of the plan
or its fiduciary may not directly request redemption of
their accounts.  The plan administrator or fiduciary must
sign the request.

      Distributions from pension and profit sharing plans
are subject to special requirements under the Internal
Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed.  Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer
Agent assume no responsibility to determine whether a
distribution satisfies the conditions of applicable tax
laws and will not be responsible for any tax penalties
assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers.  The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers.  Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of The Exchange on a regular business day, it
will be processed at that day's net asset value if the
order was received by the dealer or broker from its
customers prior to the time the Exchange closes. Normally,
the Exchange closes at 4:00 P.M., but may do so earlier on
some days. Additionally, the order must have been
transmitted to and received by the Distributor prior to its
close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer
under this procedure, payment will be made within three
business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents
in proper form. The signature(s) of the registered owners
on the redemption documents must be guaranteed as described
in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan.  Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment.  Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

      Payments are normally made by check, but shareholders
having AccountLink privileges (see "How To Buy Shares") may
arrange to have Automatic Withdrawal Plan payments
transferred to the bank account designated on the account
application or by signature-guaranteed instructions sent to
the Transfer Agent.  Shares are normally redeemed pursuant
to an Automatic Withdrawal Plan three business days before
the payment transmittal date you select in the account
application.  If a contingent deferred sales charge applies
to the redemption, the amount of the check or payment will
be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the
date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish
automatic withdrawal plans, because of the potential
imposition of the contingent deferred sales charge on such
withdrawals (except where the Class B, Class C or Class N
contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below.  These
provisions may be amended from time to time by the Fund
and/or the Distributor.  When adopted, any amendments will
automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to
each other fund account is $50. Instructions should be
provided on the OppenheimerFunds Application or
signature-guaranteed instructions. Exchanges made under
these plans are subject to the restrictions that apply to
exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional
Information.

      Automatic Withdrawal Plans.  Fund shares will be
redeemed as necessary to meet withdrawal payments.  Shares
acquired without a sales charge will be redeemed first.
Shares acquired with reinvested dividends and capital gains
distributions will be redeemed next, followed by shares
acquired with a sales charge, to the extent necessary to
make withdrawal payments.  Depending upon the amount
withdrawn, the investor's principal may be depleted.
Payments made under these plans should not be considered as
a yield or income on your investment.

      The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the Plan authorization and
application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to
the Planholder for any action taken or not taken by the
Transfer Agent in good faith to administer the Plan. Share
certificates will not be issued for shares of the Fund
purchased for and held under the Plan, but the Transfer
Agent will credit all such shares to the account of the
Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the Plan application
so that the shares represented by the certificate may be
held under the Plan.

      For accounts subject to Automatic Withdrawal Plans,
distributions of capital gains must be reinvested in shares
of the Fund, which will be done at net asset value without
a sales charge. Dividends on shares held in the account may
be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments
at the net asset value per share determined on the
redemption date.  Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments
and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any
time by the Planholder by writing to the Transfer Agent.
The Planholder should allow at least two weeks' time after
mailing such notification for the requested change to be
put in effect.  The Planholder may, at any time, instruct
the Transfer Agent by written notice to redeem all, or any
part of, the shares held under the Plan. That notice must
be in proper form in accordance with the requirements of
the then-current Prospectus of the Fund. In that case, the
Transfer Agent will redeem the number of shares requested
at the net asset value per share in effect and will mail a
check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by
writing to the Transfer Agent.  The Fund may also give
directions to the Transfer Agent to terminate a Plan. The
Transfer Agent will also terminate a Plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a Plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

      To use Class A shares held under the Plan as
collateral for a debt, the Planholder may request issuance
of a portion of the shares in certificated form.  Upon
written request from the Planholder, the Transfer Agent
will determine the number of shares for which a certificate
may be issued without causing the withdrawal checks to
stop. However, should such uncertificated shares become
exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent
for the Fund, the Planholder will be deemed to have
appointed any successor transfer agent to act as agent in
administering the Plan.

How to Exchange Shares.   As stated in the Prospectus,
shares of a particular class of Oppenheimer funds having
more than one class of shares may be exchanged only for
shares of the same class of other Oppenheimer funds. Shares
of Oppenheimer funds that have a single class without a
class designation are deemed "Class A" shares for this
purpose. You can obtain a current list showing which funds
offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A,
      B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund,
                                            Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free Municipals         Oppenheimer Pennsylvania
                                              Municipal Fund

      Oppenheimer AMT-Free New York           Oppenheimer Rochester National
      Municipals                              Municipals
      Oppenheimer California Municipal        Limited Term New York Municipal
      Fund                                    Fund
      Oppenheimer Limited Term Municipal      Oppenheimer Senior Floating
      Fund                                    Rate Fund

      Oppenheimer New Jersey Municipal        Rochester Fund Municipals
      Fund

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free Municipals      Oppenheimer Limited Term Municipal
                                           Fund

      Oppenheimer AMT-Free New York        Oppenheimer Balanced Fund
      Municipals
      Oppenheimer California Municipal     Oppenheimer New Jersey Municipal
      Fund                                 Fund
      Oppenheimer Capital Income Fund      Oppenheimer Pennsylvania Municipal

                                           Fund

      Oppenheimer Cash Reserves            Oppenheimer Principal Protected
                                           Main Street Fund
      Oppenheimer Champion Income Fund     Oppenheimer Principal Protected
                                           Main Street Fund II

      Oppenheimer Convertible Securities   Oppenheimer Quest Capital Value
      Fund                                 Fund, Inc.
      Oppenheimer Disciplined Allocation   Oppenheimer Quest International
      Fund                                 Value Fund, Inc.
      Oppenheimer Developing Markets Fund  Oppenheimer Rochester National
                                           Municipals
      Oppenheimer Gold & Special Minerals  Oppenheimer Senior Floating Rate
      Fund                                 Fund
      Oppenheimer International Bond Fund  Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth     Oppenheimer Total Return Bond Fund
      Fund

     o    Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

     o Class B,  Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by  exchange  from the same  class of shares of other
Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except  Class A shares of  Oppenheimer  Money  Market Fund or  Oppenheimer  Cash
Reserves acquired by exchange of Class M shares.

     o Shares of Oppenheimer Capital  Preservation Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash Reserves or
Oppenheimer   Limited-Term   Government  Fund.  Only   participants  in  certain
retirement plans may purchase shares of Oppenheimer  Capital  Preservation Fund, and only those  participants may exchange shares of other  Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon  payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

     o  Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption proceeds of shares of other mutual funds (other than funds managed by the  Manager  or its  subsidiaries)  redeemed  within  the 30 days prior to that purchase may  subsequently  be exchanged for shares of other  Oppenheimer  funds without being subject to an initial  sales charge or contingent  deferred  sales charge.  To qualify for that  privilege,  the investor or the investor's  dealer must notify the  Distributor of  eligibility  for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested,  they must supply proof of entitlement to this privilege.

o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at
net  asset  value  for  shares  of  any  of  the  Oppenheimer  funds.   However,
shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of  Oppenheimer  Principal  Protected  Main  Street  Fund until after the expiration of the warranty period (8/5/2010).  o Shares of Oppenheimer Principal
Protected  Main Street Fund II may be exchanged at net asset value for shares of any of the  Oppenheimer  funds.  However,  shareholders  are  not  permitted  to exchange shares of other Oppenheimer  funds for shares of Oppenheimer  Principal
Protected Main Street Fund II until after the expiration of the warranty  period
(2/4/2011).

The Fund may amend,  suspend or terminate  the  exchange  privilege at any time.
Although the Fund may impose these changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be  required  to provide 60 days'  notice  prior to  materially  amending or terminating  the  exchange  privilege.  That 60 day  notice is not  required  in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A  shares  of any  Oppenheimer  fund  (other  than  Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of Rochester  National  Municipals and Rochester Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o With respect to Class B shares (other than Limited-Term  Government Fund,
Limited Term Municipal Fund,  Limited Term New York Municipal Fund,  Oppenheimer
Capital  Preservation Fund and Oppenheimer Senior Floating Rate Fund), the Class
B  contingent  deferred  sales  charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial  purchase of the exchanged Class B shares.

     o With respect to Class B shares of Limited-Term  Government Fund,  Limited
Term Municipal Fund, Limited Term New York Municipal Fund,  Oppenheimer  Capital
Preservation  Fund and  Oppenheimer  Senior  Floating  Rate  Fund,  the  Class B
contingent  deferred  sales  charge is  imposed  on Class B shares  acquired  by exchange  if they are  redeemed  within 5 years of the  initial  purchase of the exchanged Class B shares.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

Shareholders  owning  shares of more than one class must specify  which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer  might require the  disposition  of portfolio  securities  at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in  Oppenheimer  Senior  Floating  Rate  Fund.  In  connection  with any exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would include shares subject to a  restriction  cited  in the  Prospectus  or this  Statement  of  Additional
Information,  or would include shares covered by a share certificate that is not tendered  with the  request.  In those  cases,  only the  shares  available  for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

          Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any  dividends  or the  realization  of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

          Dividends, distributions and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of  Oppenheimer  Money Market
     Fund,  Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer Agent, to enable the investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the Fund and the Transfer  Agent will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly  highlighted  in the  Prospectus.  The  following  is only a summary  of certain  additional  tax  considerations  generally  affecting  the Fund and its shareholders.

          The tax  discussion in the Prospectus and this Statement of Additional
     Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative,  judicial, or administrative action, sometimes with retroactive  effect.  State and  local tax  treatment  of  ordinary  income dividends and capital gain dividends from  regulated  investment  companies may differ from the  treatment  under the Internal  Revenue Code  described below.  Potential  purchasers  of shares  of the Fund are urged to  consult their tax advisers with specific  reference to their own tax  circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

          Qualification as a Regulated  Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the
     Internal  Revenue  Code of 1986,  as  amended.  As a  regulated  investment company,  the Fund is not  subject to federal  income tax on the portion of its net investment income (that is, taxable interest,  dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to shareholders. That qualification enables the
     Fund  to  "pass   through"  its  income  and  realized   capital  gains  to
     shareholders  without having to pay tax on them. This avoids a "double tax"
     on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their
     Fund  shares  are  held  in a  retirement  account  or the  shareholder  is otherwise exempt from tax).

          The Internal  Revenue Code contains a number of complex tests relating to  qualification  that the Fund might not meet in a particular year. If it did not  qualify  as a  regulated  investment  company,  the Fund  would be treated for tax purposes as an ordinary  corporation  and would  receive no tax deduction for payments made to shareholders.

          To qualify as a regulated investment company, the Fund must distribute at least 90% of its  investment  company  taxable  income  (in  brief,  net investment  income and the excess of net  short-term  capital gain over net long-term  capital loss) for the taxable  year.  The Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under  specified  circumstances,  within 12  months  after the close of the taxable year, will be considered  distributions of income and gains for the
     taxable  year  and  will  therefore   count  toward   satisfaction  of  the
     above-mentioned requirement.

          To qualify as a regulated  investment company, the Fund must derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities loans,  gains from the sale or other disposition of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

          In addition to satisfying the  requirements  described above, the Fund must  satisfy  an  asset  diversification  test in order  to  qualify  as a regulated investment company. Under that test, at the close of each quarter of the Fund's  taxable year, at least 50% of the value of the Fund's assets
     must  consist  of  cash  and  cash  items  (including  receivables),   U.S.
     government securities,  securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have  invested  more than 5% of the value of the Fund's total assets in securities  of each such issuer and the Fund must not hold more than 10% of the outstanding  voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the  securities of any one issuer  (other than U.S.  government  securities  and  securities  of other regulated investment  companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
     For  purposes of this test,  obligations  issued or  guaranteed  by certain agencies or  instrumentalities  of the U.S.  government are treated as U.S.
     government securities.

          Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
     Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current year. If it does not, the
     Fund must pay an excise tax on the amounts not distributed. It is presently anticipated  that the Fund  will  meet  those  requirements.  To meet  this requirement,  in  certain  circumstances  the  Fund  might be  required  to liquidate portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine  in a particular  year that it would be in the best  interests of shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for  distribution to shareholders.

          Taxation  of Fund  Distributions.  The Fund  anticipates  distributing substantially all of its investment company taxable income for each taxable year.  Those  distributions  will be taxable to  shareholders  as  ordinary income and treated as dividends for federal income tax purposes.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received  deduction for corporate shareholders.  Long-term  capital gains  distributions are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for  the  deduction  is  limited  to the  aggregate  amount  of  qualifying dividends  that the Fund derives from portfolio  investments  that the Fund has held for a minimum  period,  usually 46 days.  A corporate  shareholder will not be eligible for the  deduction  on  dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends  are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign  corporations,  those dividends will not qualify for the deduction.

          The Fund may  either  retain or  distribute  to  shareholders  its net capital  gain  for  each  taxable  year.  The  Fund  currently  intends  to distribute any such amounts. If net long term capital gains are distributed and  designated  as a capital  gain  distribution,  it will be  taxable  to shareholders as a long-term capital gain and will be properly identified in reports sent to  shareholders  in January of each year. Such treatment will apply no  matter  how long the  shareholder  has held his or her  shares or whether  that  gain was  recognized  by the  Fund  before  the  shareholder acquired his or her shares.

          If the Fund  elects to retain its net capital  gain,  the Fund will be subject to tax on it at the 35%  corporate  tax rate. If the Fund elects to retain its net  capital  gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each shareholder will be required  to  report  his or her pro rata  share of such  gain on their tax return as long-term  capital gain, will receive a refundable tax credit for his/her  pro  rata  share of tax  paid by the  Fund on the  gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed distribution less the tax credit.

          Investment income that may be received by the Fund from sources within foreign  countries may be subject to foreign taxes  withheld at the source.
     The United States has entered into tax treaties with many foreign countries which  entitle the Fund to a reduced rate of, or exemption  from,  taxes on such income.

          Distributions  by the  Fund  that do not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be treated as a return of capital to the extent of the shareholder's  tax basis in their shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior  distributions  made  by  the  Fund  must  be  re-characterized  as a non-taxable  return of capital at the end of the fiscal year as a result of the effect of the Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

          Distributions  by the Fund will be  treated  in the  manner  described above  regardless  of  whether  the  distributions  are  paid  in  cash  or reinvested  in  additional  shares  of  the  Fund  (or  of  another  fund).
     Shareholders receiving a distribution in the form of additional shares will be treated  as  receiving  a  distribution  in an amount  equal to the fair market  value of the shares  received,  determined  as of the  reinvestment date.

          The Fund will be required in certain cases to withhold 28% of ordinary income  dividends,  capital  gains  distributions  and the  proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct -------  taxpayer  identification  number or to properly  certify that number when  required,  (2) who is subject to backup  withholding  for failure to report the receipt of interest or dividend income  properly,  or
     (3) who has  failed  to  certify  to the Fund that the  shareholder  is not subject  to  backup  withholding  or is an  "exempt  recipient"  (such as a corporation).  All income and any tax  withheld  by the Fund is remitted by the Fund to the U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

          Tax Effects of Redemptions of Shares. If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the  redeemed  shares in an amount equal to the  difference  between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss  recognized in that manner may be disallowed if the shareholder  purchases other shares of the Fund within 30 days before or after the redemption.

          In general,  any gain or loss arising from the redemption of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However,  any capital  loss arising from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss  to the  extent  of the  amount  of  capital  gain dividends received on those shares.  Special holding period rules under the
     Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the  deductibility  of capital losses in any year.

          Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder who is a foreign  person (to  include,  but not limited  to, a  nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.
     trade or business.  Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

          Ordinary  income  dividends  that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a
     U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly  completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country  of  residence  has a tax treaty with the U.S.  allowing  for a reduced  tax rate on ordinary  income dividends  paid by the Fund. All income and any tax withheld by the Fund is remitted  by the Fund to the U.S.  Treasury  and is  identified  in reports mailed to shareholders in March of each year.

          If the ordinary  income  dividends  from the Fund are ---  effectively connected  with the conduct of a U.S.  trade or business,  then the foreign person may claim an exemption  from the U.S. tax described  above  provided the Fund obtains a properly  completed  and signed  Certificate  of Foreign
     Status.  If the foreign person fails to provide a certification  of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
     28% on ordinary  income  dividends,  capital  gains  distributions  and the proceeds  of the  redemption  of shares,  paid to any foreign  person.  All income and any tax withheld (in this  situation) by the Fund is remitted by the Fund to the U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

          The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those  described  herein.
     Foreign  shareholders  are urged to consult  their own tax  advisors or the
     U.S.   Internal   Revenue  Service  with  respect  to  the  particular  tax
     consequences  to  them  of  an  investment  in  the  Fund,   including  the
     applicability of the U.S. withholding taxes described above.

          Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may
     elect to reinvest all  dividends  and/or  capital  gains  distributions  in shares  of the same  class of any of the  other  Oppenheimer  funds  listed above.  Reinvestment  will be made  without  sales  charge at the net asset value per share in effect at the close of business  on the payable  date of the dividend or  distribution.  To elect this option,  the shareholder must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the  Distributor to  establish an account.  Dividends  and/or  distributions  from shares of certain other  Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

          Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

          The Custodian.  Citibank,  N.A. is the custodian of the Fund's assets.
     The custodian's  responsibilities  include safeguarding and controlling the
     Fund's portfolio securities and handling the delivery of such securities to and  from  the  Fund.  It is the  practice  of the  Fund to deal  with  the custodian  in  a  manner  uninfluenced  by  any  banking  relationship  the custodian  may have with the  Manager and its  affiliates.  The Fund's cash balances  with the  custodian  in excess of $100,000  are not  protected by federal  deposit  insurance.  Those  uninsured  balances  at  times  may be substantial.

          Independent  Registered Public Accounting Firm.  Deloitte & Touche LLP
     are the  Independent  Registered  Public  Accounting Firm of the Fund. They
     audit the Fund's  financial  statements  and perform  other  related  audit services.  They also act as the independent  registered  public  accounting firm for  certain  other funds  advised by the Manager and its  affiliates.
     Audit and non-audit  services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street Opportunity Fund, including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Main Street Opportunity Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
September 21, 2004

                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Autoliv, Inc.                                           39,200    $    1,649,928
--------------------------------------------------------------------------------
Cooper Tire &
Rubber Co.                                              46,100         1,081,045
--------------------------------------------------------------------------------
Dana Corp.                                              82,000         1,581,780
--------------------------------------------------------------------------------
Drew Industries, Inc. 1                                 15,500           591,635
--------------------------------------------------------------------------------
Dura Automotive
Systems, Inc. 1                                          5,600            51,240
--------------------------------------------------------------------------------
Lear Corp.                                              12,000           661,560
--------------------------------------------------------------------------------
Spartan Motors, Inc.                                     3,700            44,400
--------------------------------------------------------------------------------
Stoneridge, Inc. 1                                       2,000            29,360
--------------------------------------------------------------------------------
TRW Automotive
Holdings Corp. 1                                         5,100           106,080
                                                                  --------------
                                                                       5,797,028

--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                         295,100         4,343,872
--------------------------------------------------------------------------------
General Motors Corp.                                    24,700         1,065,558
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                   14,600           874,102
--------------------------------------------------------------------------------
Monaco Coach Corp.                                      19,100           463,748
--------------------------------------------------------------------------------
Winnebago
Industries, Inc.                                        15,100           556,435
                                                                  --------------
                                                                       7,303,715

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Adesa, Inc. 1                                           20,200           365,014
--------------------------------------------------------------------------------
Pomeroy Computer
Resources, Inc.                                          2,900            33,292
--------------------------------------------------------------------------------
WESCO International,
Inc. 1                                                  14,300           293,865
                                                                  --------------
                                                                         692,171

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Ambassadors
Group, Inc.                                              4,500           119,700
--------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                  7,500           201,600
--------------------------------------------------------------------------------
Applebee's
International, Inc.                                     40,350         1,074,924
--------------------------------------------------------------------------------
Boca Resorts, Inc.,
Cl. A 1                                                 10,600           206,700

                                                                           VALUE
                                                        SHARES          SEE NOTE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Caesars Entertainment,
Inc. 1                                                 117,400        $1,729,302
--------------------------------------------------------------------------------
CBRL Group, Inc.                                        12,300           408,606
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                                  11,650           423,478
--------------------------------------------------------------------------------
Checkers Drive-In
Restaurants, Inc. 1                                     10,900           116,739
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                     18,900           994,140
--------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                 44,700           761,688
--------------------------------------------------------------------------------
Dover Downs
Gaming &
Entertainment, Inc.                                     23,000           225,170
--------------------------------------------------------------------------------
Frisch's Restaurants, Inc.                               1,100            26,521
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                                     15,800           734,542
--------------------------------------------------------------------------------
International Game
Technology                                             108,300         3,502,422
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1                                         56,500           913,605
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                 39,600         1,263,240
--------------------------------------------------------------------------------
La Quinta Corp. 1                                        8,100            62,046
--------------------------------------------------------------------------------
Lone Star Steakhouse
& Saloon, Inc.                                          17,200           416,928
--------------------------------------------------------------------------------
Mandalay Resort
Group                                                   28,700         1,937,250
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                             40,400         1,971,520
--------------------------------------------------------------------------------
McDonald's Corp.                                       222,300         6,113,250
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                      24,800         1,094,920
--------------------------------------------------------------------------------
Penn National
Gaming, Inc. 1                                          30,000         1,080,000
--------------------------------------------------------------------------------
Steak n Shake Co.
(The) 1                                                 27,800           475,936
--------------------------------------------------------------------------------
Yum! Brands, Inc. 1                                     75,200         2,886,928
                                                                  --------------
                                                                      28,741,155

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Black & Decker Corp.                                    20,500         1,433,155
--------------------------------------------------------------------------------
Blount International,
Inc. 1                                                   4,700            56,259
--------------------------------------------------------------------------------
Centex Corp.                                             1,400            59,388

                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Chromcraft
Revington, Inc. 1                                        1,200    $       15,720
--------------------------------------------------------------------------------
CSS Industries, Inc.                                    29,100           924,216
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                       35,500           980,865
--------------------------------------------------------------------------------
Harman International
Industries, Inc.                                         5,000           428,650
--------------------------------------------------------------------------------
Hovnanian Enterprises,
Inc., Cl. A 1                                           13,300           412,699
--------------------------------------------------------------------------------
KB Home                                                 27,800         1,780,590
--------------------------------------------------------------------------------
Kimball International,
Inc., Cl. B                                             10,100           138,976
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                   26,600           719,530
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                     21,000           896,280
--------------------------------------------------------------------------------
Lifetime Hoan Corp.                                      6,000            98,580
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                   14,110           947,487
--------------------------------------------------------------------------------
Meritage Corp. 1                                        15,500           959,450
--------------------------------------------------------------------------------
Mestek, Inc. 1                                           4,300            71,638
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                       16,900           923,247
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The)                                                   19,900         1,540,658
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc.                                                7,000           293,300
--------------------------------------------------------------------------------
Stanley Works (The)                                     36,500         1,547,600
--------------------------------------------------------------------------------
Technical Olympic
USA, Inc.                                               37,750           818,043
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                   11,100           441,114
--------------------------------------------------------------------------------
Tupperware Corp.                                        30,100           516,817
--------------------------------------------------------------------------------
Whirlpool Corp.                                         17,100         1,067,724
                                                                  --------------
                                                                      17,071,986

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Amazon.com, Inc. 1                                      35,000         1,362,200
--------------------------------------------------------------------------------
Coldwater Creek, Inc. 1                                 16,050           302,061
--------------------------------------------------------------------------------
eBay, Inc. 1                                            48,200         3,775,506
--------------------------------------------------------------------------------
Priceline.com, Inc. 1                                   25,100           594,368
                                                                  --------------
                                                                       6,034,135

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                         17,300           675,219
--------------------------------------------------------------------------------
Eastman Kodak Co.                                        8,000           211,920
--------------------------------------------------------------------------------
Hasbro, Inc.                                            52,600           955,742

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS Continued
Marvel Enterprises,
Inc. 1                                                  48,100        $  627,705
--------------------------------------------------------------------------------
Nautilus Group, Inc.
(The)                                                   25,800           477,816
--------------------------------------------------------------------------------
Polaris Industries, Inc.                                13,500           645,300
--------------------------------------------------------------------------------
RC2 Corp. 1                                              6,500           204,100
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 1                                      6,300           187,614
                                                                  --------------
                                                                       3,985,416

--------------------------------------------------------------------------------
MEDIA--2.2%
4Kids Entertainment,
Inc. 1                                                  12,800           278,784
--------------------------------------------------------------------------------
Belo Corp., Cl. A                                       20,400           476,952
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                    27,900           996,030
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                 266,700         7,307,580
--------------------------------------------------------------------------------
Cox Communications,
Inc., Cl. A 1                                           56,800         1,566,544
--------------------------------------------------------------------------------
Hearst-Argyle
Television, Inc.                                        26,800           606,484
--------------------------------------------------------------------------------
Information
Holdings, Inc. 1                                           900            24,570
--------------------------------------------------------------------------------
Knight-Ridder, Inc.                                      6,800           447,372
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                              55,600         4,173,336
--------------------------------------------------------------------------------
New Frontier
Media, Inc. 1                                            5,300            38,160
--------------------------------------------------------------------------------
NTL, Inc. 1                                              5,000           260,600
--------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                   7,700           349,426
--------------------------------------------------------------------------------
Readers Digest Assn.,
Inc. (The), Cl. A,
Non-Vtg                                                 25,400           362,712
--------------------------------------------------------------------------------
Reading International,
Inc. 1                                                   2,300            18,055
--------------------------------------------------------------------------------
Salem
Communications
Corp., Cl. A 1                                          10,900           276,860
--------------------------------------------------------------------------------
Thomas Nelson, Inc.                                     42,200           909,410
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                    672,800        11,202,120
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                    229,800         7,718,982
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  300,400         6,936,236

                  20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
World Wrestling
Federation
Entertainment, Inc.                                     11,100    $      141,081
                                                                  --------------
                                                                      44,091,294

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc.                                    17,900           247,199
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                  44,600         1,016,434
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                            54,400         2,606,848
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                           56,200         2,248,000
--------------------------------------------------------------------------------
Kmart Holding Corp. 1                                   14,700         1,138,221
--------------------------------------------------------------------------------
May Department
Stores Co.                                              13,700           363,461
--------------------------------------------------------------------------------
Neiman Marcus
Group, Inc. (The), Cl. A                                12,500           681,875
--------------------------------------------------------------------------------
Nordstrom, Inc.                                         42,800         1,878,920
--------------------------------------------------------------------------------
Saks, Inc.                                              54,800           715,140
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                     46,700         1,712,956
--------------------------------------------------------------------------------
Stein Mart, Inc. 1                                      27,000           489,780
--------------------------------------------------------------------------------
Target Corp.                                           121,000         5,275,600
                                                                  --------------
                                                                      18,374,434

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.5%
Abercrombie &
Fitch Co., Cl. A                                        32,600         1,202,288
--------------------------------------------------------------------------------
Advance Auto
Parts, Inc. 1                                           19,800           734,976
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc. 1                                      44,100         1,445,157
--------------------------------------------------------------------------------
AnnTaylor Stores
Corp. 1                                                 48,600         1,304,424
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                      56,800           915,616
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                  24,700           849,186
--------------------------------------------------------------------------------
bebe stores, inc. 1                                     35,700           693,651
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                      62,200         2,995,552
--------------------------------------------------------------------------------
Big 5 Sporting Goods
Corp. 1                                                 27,300           583,401
--------------------------------------------------------------------------------
Blair Corp.                                             16,300           446,620
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A                                19,100           253,457
--------------------------------------------------------------------------------
Borders Group, Inc.                                     76,800         1,756,416

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Buckle, Inc. (The)                                       2,300       $    63,250
--------------------------------------------------------------------------------
Building Materials
Holding Corp.                                           54,400         1,089,360
--------------------------------------------------------------------------------
Charming Shoppes,
Inc. 1                                                  58,300           427,922
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit City Group                                 91,900         1,295,790
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                   71,500         1,648,075
--------------------------------------------------------------------------------
Deb Shops, Inc.                                          1,800            41,256
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                23,800           398,650
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                         9,200           231,012
--------------------------------------------------------------------------------
Foot Locker, Inc.                                       48,300         1,086,750
--------------------------------------------------------------------------------
Gap, Inc. (The)                                        227,000         5,152,900
--------------------------------------------------------------------------------
Goody's Family
Clothing, Inc.                                          86,200           751,664
--------------------------------------------------------------------------------
Guess?, Inc. 1                                          34,700           562,140
--------------------------------------------------------------------------------
Hibbett Sporting
Goods, Inc. 1                                           29,800           567,988
--------------------------------------------------------------------------------
Hollywood
Entertainment Corp. 1                                    3,400            43,894
--------------------------------------------------------------------------------
Home Depot, Inc.                                       540,700        18,232,404
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                    1,800            47,736
--------------------------------------------------------------------------------
Limited Brands, Inc.                                    71,700         1,465,548
--------------------------------------------------------------------------------
Loehmann's
Holdings, Inc. 1                                         8,300           188,833
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       52,700         2,567,544
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                   21,000         1,134,630
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                    85,000         1,394,000
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                      72,700         1,483,080
--------------------------------------------------------------------------------
Pep Boys-Manny,
Moe & Jack                                              16,100           333,270
--------------------------------------------------------------------------------
RadioShack Corp.                                        40,200         1,123,590
--------------------------------------------------------------------------------
Regis Corp.                                             14,700           605,052
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                    53,400         2,156,292
--------------------------------------------------------------------------------
Staples, Inc.                                          177,100         5,114,648
--------------------------------------------------------------------------------
Syms Corp. 1                                               800             8,304
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                     28,100           865,480
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    95,900         2,250,773

                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Toys "R" Us, Inc. 1                                     50,800    $      836,168
--------------------------------------------------------------------------------
Trans World
Entertainment Corp. 1                                   21,800           216,474
--------------------------------------------------------------------------------
United Auto
Group, Inc.                                             16,600           455,504
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                19,700           585,878
--------------------------------------------------------------------------------
Zale Corp. 1                                            50,800         1,378,712
                                                                  --------------
                                                                      68,985,315

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Cherokee, Inc.                                           8,700           212,541
--------------------------------------------------------------------------------
Deckers Outdoor
Corp. 1                                                  9,300           272,025
--------------------------------------------------------------------------------
DHB Industries, Inc. 1                                  15,500           235,755
--------------------------------------------------------------------------------
Hampshire Group
Ltd. 1                                                  23,653           671,272
--------------------------------------------------------------------------------
Hartmarx Corp. 1                                        32,100           242,034
--------------------------------------------------------------------------------
Jones Apparel
Group, Inc.                                             44,900         1,677,015
--------------------------------------------------------------------------------
Kellwood Co.                                            18,200           730,730
--------------------------------------------------------------------------------
Kenneth Cole
Productions, Inc., Cl. A                                 1,700            54,553
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                       40,200         2,922,942
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                 25,100         1,456,804
--------------------------------------------------------------------------------
VF Corp.                                                17,700           885,177
--------------------------------------------------------------------------------
Warnaco Group, Inc.
(The) 1                                                  9,000           170,100
                                                                  --------------
                                                                       9,530,948

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.1%
--------------------------------------------------------------------------------
BEVERAGES--2.6%
Anheuser-Busch
Cos., Inc.                                             127,900         6,638,010
--------------------------------------------------------------------------------
Boston Beer Co., Inc.,
Cl. A 1                                                  1,800            41,364
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                    475,400        20,851,044
--------------------------------------------------------------------------------
Coca-Cola
Enterprises, Inc.                                       57,600         1,175,040
--------------------------------------------------------------------------------
National Beverage
Corp.                                                    7,600            63,460
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                              50,900         1,417,565

                                                                          VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
PepsiAmericas, Inc.                                     59,700       $ 1,120,569
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          407,700        20,385,000
                                                                  --------------
                                                                      51,692,052

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
7-Eleven, Inc. 1                                        26,100           447,615
--------------------------------------------------------------------------------
Albertson's, Inc.                                       74,700         1,821,933
--------------------------------------------------------------------------------
Arden Group, Inc.,
Cl. A                                                    4,498           373,334
--------------------------------------------------------------------------------
BJ's Wholesale Club,
Inc. 1                                                  18,700           435,897
--------------------------------------------------------------------------------
Costco Wholesale
Corp.                                                   86,300         3,508,958
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
Cl. A                                                    7,700            88,088
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                 18,100           380,100
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                       206,500         1,013,915
--------------------------------------------------------------------------------
Ruddick Corp.                                           22,000           430,320
--------------------------------------------------------------------------------
Smart & Final, Inc. 1                                   36,700           550,867
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                         29,800           851,088
--------------------------------------------------------------------------------
Sysco Corp.                                             91,300         3,145,285
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  548,900        29,097,189
--------------------------------------------------------------------------------
Weis Markets, Inc.                                      10,300           328,467
                                                                  --------------
                                                                      42,473,056

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Alico, Inc.                                              1,200            46,308
--------------------------------------------------------------------------------
Archer-Daniels-
Midland Co.                                             60,200           928,886
--------------------------------------------------------------------------------
Corn Products
International, Inc.                                     21,900           944,328
--------------------------------------------------------------------------------
Del Monte Foods Co. 1                                   89,200           940,168
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                     21,550           562,455
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                       131,900         4,865,791
--------------------------------------------------------------------------------
Hershey Foods Corp.                                     12,900           624,876
--------------------------------------------------------------------------------
J&J Snack Foods Corp. 1                                 10,300           378,319
--------------------------------------------------------------------------------
Kellogg Co.                                             52,900         2,203,814
--------------------------------------------------------------------------------
Lance, Inc.                                             11,500           172,960
--------------------------------------------------------------------------------
M&F Worldwide
Corp. 1                                                 83,800         1,094,428

                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Maui Land &
Pineapple Co. 1                                            700    $       23,520
--------------------------------------------------------------------------------
Omega Protein Corp.                                     56,000           505,120
--------------------------------------------------------------------------------
Sara Lee Corp.                                          39,200           860,832
--------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                 3,600           102,024
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                92,000         1,753,520
                                                                  --------------
                                                                      16,007,349

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Chattem, Inc. 1                                          2,100            60,501
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                   78,300         4,165,560
--------------------------------------------------------------------------------
Energizer Holdings,
Inc. 1                                                   5,700           217,170
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    48,500         3,107,395
--------------------------------------------------------------------------------
Nu Skin Asia Pacific,
Inc., Cl. A                                             40,300         1,100,593
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                  492,200        25,668,230
--------------------------------------------------------------------------------
Rayovac Corp. 1                                         12,200           326,106
                                                                  --------------
                                                                      34,645,555

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Avon Products, Inc.                                     47,400         2,038,674
--------------------------------------------------------------------------------
Del Laboratories, Inc.                                   3,159           108,417
--------------------------------------------------------------------------------
Estee Lauder Cos., Inc.
(The), Cl. A                                            21,800           957,020
--------------------------------------------------------------------------------
First Years, Inc. (The)                                  9,400           173,054
--------------------------------------------------------------------------------
Gillette Co.                                           131,800         5,137,564
                                                                  --------------
                                                                       8,414,729

--------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                     483,900        23,033,640
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco
Holdings, Inc.                                          34,300         2,467,885
--------------------------------------------------------------------------------
UST, Inc.                                                5,000           189,750
                                                                  --------------
                                                                      25,691,275

--------------------------------------------------------------------------------
ENERGY--9.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Cal Dive International,
Inc. 1                                                  25,700           796,700

                                                                          VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Diamond Offshore
Drilling, Inc.                                          23,600       $   576,784
--------------------------------------------------------------------------------
Ensign Resource
Service Group, Inc.                                     95,000         1,572,734
--------------------------------------------------------------------------------
Halliburton Co.                                         49,300         1,565,275
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                                   80,000         1,316,800
--------------------------------------------------------------------------------
Precision Drilling
Corp. 1                                                 25,000         1,241,068
--------------------------------------------------------------------------------
RPC, Inc.                                                  900            13,887
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       21,100         1,357,152
--------------------------------------------------------------------------------
Trican Well
Service Ltd. 1                                         130,000         4,194,810
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                     41,400         1,019,682
                                                                  --------------
                                                                      13,654,892

--------------------------------------------------------------------------------
OIL & GAS--8.9%
Amerada Hess Corp.                                      28,900         2,408,815
--------------------------------------------------------------------------------
Apache Corp.                                            10,800           502,524
--------------------------------------------------------------------------------
Ashland, Inc.                                           21,500         1,123,805
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                    500,000         1,289,959
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A                                               6,100           184,586
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                        139,600         5,328,532
--------------------------------------------------------------------------------
Callon Petroleum Co. 1                                  23,800           320,824
--------------------------------------------------------------------------------
Canadian Superior
Energy, Inc. 1                                         634,700           873,637
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                                   81,000         1,243,350
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                    275,000        26,303,750
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                    27,293           887,841
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                   264,466           736,009
--------------------------------------------------------------------------------
ConocoPhillips                                         114,800         9,042,796
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                     80,000           349,003
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                   30,720           138,870
--------------------------------------------------------------------------------
Denbury Resources,
Inc. 1                                                  16,000           349,600
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                    64,500           671,926

                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Encore Acquisition
Co. 1                                                    5,500    $      162,085
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                                  46,000           719,440
--------------------------------------------------------------------------------
EOG Resources, Inc.                                     36,400         2,313,220
--------------------------------------------------------------------------------
Esprit Exploration
Ltd. 1,2                                               361,200           978,052
--------------------------------------------------------------------------------
Esprit Exploration Ltd. 1                              213,800           578,924
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                    1,430,000        66,209,000
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                      20,000           565,800
--------------------------------------------------------------------------------
Frontier Oil Corp.                                      42,800           918,060
--------------------------------------------------------------------------------
General Maritime
Corp. 1                                                 23,900           708,874
--------------------------------------------------------------------------------
Holly Corp.                                             70,000         2,758,700
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                       31,200         1,684,800
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                        35,500         1,863,750
--------------------------------------------------------------------------------
Ketch Resources Ltd. 1                                 100,000           936,442
--------------------------------------------------------------------------------
Magnum Hunter
Resources, Inc. 1                                       68,300           732,176
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     109,300         4,117,331
--------------------------------------------------------------------------------
Maritrans, Inc.                                         35,400           550,470
--------------------------------------------------------------------------------
Meridian Resource
Corp. (The) 1                                           83,400           696,390
--------------------------------------------------------------------------------
Murphy Oil Corp.                                         5,600           433,104
--------------------------------------------------------------------------------
Newfield
Exploration Co. 1                                       16,900           998,283
--------------------------------------------------------------------------------
Noble Energy, Inc.                                      36,800         2,035,408
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                  114,300         5,631,561
--------------------------------------------------------------------------------
OMI Corp.                                               93,800         1,364,790
--------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                     70,000           932,456
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                             22,500         1,010,475
--------------------------------------------------------------------------------
Paramount
Resources Ltd. 1                                       196,700         2,475,209
--------------------------------------------------------------------------------
Penn Virginia Corp.                                     20,600           776,414
--------------------------------------------------------------------------------
Petroleum
Development Corp. 1                                      4,400           117,084
--------------------------------------------------------------------------------
Pioneer Natural
Resources Co.                                           37,900         1,366,295
--------------------------------------------------------------------------------
Pogo Producing Co.                                      24,900         1,105,062

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
ProEx Energy Ltd. 1                                     30,720       $   136,328
--------------------------------------------------------------------------------
Range Resources Corp.                                   19,400           324,950
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                 165,000         1,061,113
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A                                              9,100           202,475
--------------------------------------------------------------------------------
StarPoint Energy Ltd. 1                                447,512         1,595,492
--------------------------------------------------------------------------------
Stelmar Shipping Ltd.                                    4,400           147,180
--------------------------------------------------------------------------------
Sunoco, Inc.                                            32,900         2,242,793
--------------------------------------------------------------------------------
Swift Energy Co. 1                                       6,800           154,292
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                  100,000         2,373,073
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                   36,000         1,432,080
--------------------------------------------------------------------------------
Tesoro Petroleum
Corp. 1                                                  9,200           266,800
--------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                 207,976         1,073,122
--------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                   1,400             8,834
--------------------------------------------------------------------------------
Tusk Energy, Inc. 1                                    300,000         1,033,471
--------------------------------------------------------------------------------
Unocal Corp.                                            68,900         2,670,564
--------------------------------------------------------------------------------
Valero Energy Corp.                                     33,600         2,517,312
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                 26,900           459,990
--------------------------------------------------------------------------------
Williams Cos., Inc.
(The)                                                  150,000         1,822,500
--------------------------------------------------------------------------------
World Fuel Services
Corp.                                                   15,400           585,200
                                                                  --------------
                                                                     176,603,051

--------------------------------------------------------------------------------
FINANCIALS--22.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York Co.,
Inc. (The)                                             173,600         4,987,528
--------------------------------------------------------------------------------
Mellon Financial Corp.                                  23,500           645,780
--------------------------------------------------------------------------------
Northern Trust Corp.                                    28,600         1,147,718
--------------------------------------------------------------------------------
Stifel Financial Corp. 1                                   600            14,544
--------------------------------------------------------------------------------
Tradestation Group,
Inc. 1                                                  26,900           160,055
                                                                  --------------
                                                                       6,955,625

--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.4%
Alliance Financial
Corp.                                                    1,200            32,796
--------------------------------------------------------------------------------
Associated Banc-Corp                                    32,250           971,048
--------------------------------------------------------------------------------
Astoria Financial Corp.                                 11,500           392,840

                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Bank of America Corp.                                  479,131    $   40,730,926
--------------------------------------------------------------------------------
Bank of Hawaii Corp.                                    10,900           489,737
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                   61,267         1,955,030
--------------------------------------------------------------------------------
Banner Corp.                                             3,400            92,684
--------------------------------------------------------------------------------
BB&T Corp.                                              55,780         2,160,359
--------------------------------------------------------------------------------
Berkshire Hills
Bancorp, Inc.                                            9,600           359,040
--------------------------------------------------------------------------------
Camden National
Corp.                                                    1,400            43,456
--------------------------------------------------------------------------------
Capital Crossing Bank 1                                  9,378           482,498
--------------------------------------------------------------------------------
CB Bancshares, Inc.                                      8,550           786,600
--------------------------------------------------------------------------------
Center Financial Corp.                                   3,600            54,504
--------------------------------------------------------------------------------
CFS Bancorp, Inc.                                        1,700            22,525
--------------------------------------------------------------------------------
Charter One
Financial, Inc.                                         83,300         3,699,353
--------------------------------------------------------------------------------
Citizens First
Bancorp, Inc.                                           13,500           317,250
--------------------------------------------------------------------------------
City Holding Co.                                        26,200           798,314
--------------------------------------------------------------------------------
City National Corp.                                     11,300           728,850
--------------------------------------------------------------------------------
Coastal Financial Corp.                                  1,962            29,391
--------------------------------------------------------------------------------
Colonial BancGroup,
Inc. (The)                                              72,400         1,396,596
--------------------------------------------------------------------------------
Columbia Banking
System, Inc.                                            23,963           521,675
--------------------------------------------------------------------------------
Comerica, Inc.                                          43,500         2,543,445
--------------------------------------------------------------------------------
Community Bank
System, Inc.                                            35,500           799,105
--------------------------------------------------------------------------------
Community First
Bankshares, Inc.                                        22,200           714,840
--------------------------------------------------------------------------------
Community Trust
Bancorp, Inc.                                            1,320            39,824
--------------------------------------------------------------------------------
ESB Financial Corp.                                        400             4,932
--------------------------------------------------------------------------------
EverTrust Financial
Group, Inc.                                              2,600            66,144
--------------------------------------------------------------------------------
Exchange National
Bancshares, Inc.                                         1,100            33,451
--------------------------------------------------------------------------------
Fidelity Bankshares,
Inc.                                                     1,600            54,704
--------------------------------------------------------------------------------
Fifth Third Bancorp                                     48,296         2,383,891
--------------------------------------------------------------------------------
First Citizens
BancShares, Inc., Cl. A                                  1,800           214,200

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
First Commonwealth
Financial Corp.                                         13,200       $   168,828
--------------------------------------------------------------------------------
First Defiance
Financial Corp.                                          3,400            80,750
--------------------------------------------------------------------------------
First Financial
Holdings, Inc.                                           9,600           279,840
--------------------------------------------------------------------------------
First Place Financial
Corp.                                                    7,400           131,868
--------------------------------------------------------------------------------
First Republic Bank                                     22,300           965,590
--------------------------------------------------------------------------------
Flushing Financial
Corp.                                                   29,950           517,536
--------------------------------------------------------------------------------
Fulton Financial Corp.                                   2,310            47,378
--------------------------------------------------------------------------------
Greenpoint Financial
Corp.                                                   65,300         2,653,139
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                   50,400         1,275,120
--------------------------------------------------------------------------------
Home Federal
Bancorp                                                 12,900           322,500
--------------------------------------------------------------------------------
Horizon Financial
Corp.                                                    1,000            19,500
--------------------------------------------------------------------------------
Hudson River
Bancorp, Inc.                                           15,200           262,656
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                        58,200         1,423,572
--------------------------------------------------------------------------------
Independence
Community Bank
Corp.                                                   52,087         1,944,929
--------------------------------------------------------------------------------
Independent Bank
Corp., Michigan                                          1,403            35,889
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                          53,700         1,783,914
--------------------------------------------------------------------------------
International
Bancshares Corp.                                         4,934           190,206
--------------------------------------------------------------------------------
ITLA Capital Corp. 1                                     2,200            88,418
--------------------------------------------------------------------------------
KeyCorp                                                 72,000         2,172,960
--------------------------------------------------------------------------------
M&T Bank Corp.                                          17,400         1,622,202
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                       26,218         1,052,653
--------------------------------------------------------------------------------
NASB Financial, Inc.                                     3,300           130,317
--------------------------------------------------------------------------------
National City Corp.                                    162,500         5,931,250
--------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                 1,300            42,198
--------------------------------------------------------------------------------
PAB Bankshares, Inc.                                       900            10,908
--------------------------------------------------------------------------------
Pacific Capital Bancorp                                 41,954         1,162,965

                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Parkvale Financial
Corp.                                                    2,900    $       75,690
--------------------------------------------------------------------------------
PennRock Financial
Services Corp.                                           5,830           162,249
--------------------------------------------------------------------------------
PFF Bancorp, Inc.                                        2,300            84,456
--------------------------------------------------------------------------------
PNC Financial
Services Group, Inc.                                    89,900         4,548,940
--------------------------------------------------------------------------------
Provident Financial
Holdings, Inc.                                           4,050            94,608
--------------------------------------------------------------------------------
Provident Financial
Services, Inc.                                           5,064            89,380
--------------------------------------------------------------------------------
Quaker City
Bancorp, Inc.                                            2,750           150,728
--------------------------------------------------------------------------------
R&G Financial
Corp., Cl. B                                            45,600         1,599,648
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A                                             20,990           422,529
--------------------------------------------------------------------------------
Santander BanCorp                                        1,650            37,950
--------------------------------------------------------------------------------
Silicon Valley
Bancshares 1                                            12,800           468,608
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc.                                           30,600           572,832
--------------------------------------------------------------------------------
State Financial
Services Corp.                                          16,000           454,080
--------------------------------------------------------------------------------
Sterling Bancorp                                        22,600           609,296
--------------------------------------------------------------------------------
Sterling Financial
Corp., Western US                                       36,501         1,154,892
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    67,100         4,425,245
--------------------------------------------------------------------------------
U.S. Bancorp                                           588,000        16,640,400
--------------------------------------------------------------------------------
UnionBanCal Corp.                                       34,200         1,985,310
--------------------------------------------------------------------------------
United Community
Financial Corp.                                          5,700            66,291
--------------------------------------------------------------------------------
Wachovia Corp.                                         374,700        16,602,957
--------------------------------------------------------------------------------
Webster Financial
Corp.                                                   20,111           943,608
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      422,900        24,278,689
--------------------------------------------------------------------------------
WesBanco, Inc.                                           2,000            56,320
--------------------------------------------------------------------------------
Westcorp                                                16,500           686,070
--------------------------------------------------------------------------------
Wilshire State Bank 1                                    7,600           208,316
--------------------------------------------------------------------------------
WSFS Financial Corp.                                    24,500         1,218,875
--------------------------------------------------------------------------------
Zions Bancorp                                           23,900         1,445,950
                                                                  --------------
                                                                     166,321,011

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
ASTA Funding, Inc.                                      19,059       $   287,791
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.0%
American Capital
Strategies Ltd.                                         30,800           900,284
--------------------------------------------------------------------------------
American Express Co.                                   171,700         8,627,925
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                              31,900         2,661,098
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                         66,300         4,595,916
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                           5,500           690,250
--------------------------------------------------------------------------------
CIT Group, Inc.                                         65,500         2,276,780
--------------------------------------------------------------------------------
Citigroup, Inc.                                      1,140,000        50,262,600
--------------------------------------------------------------------------------
CompuCredit Corp. 1                                     58,000           912,340
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                                138,200         1,529,874
--------------------------------------------------------------------------------
First Albany Cos., Inc.                                  7,900            66,676
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                 7,700           371,525
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   841,152        31,400,204
--------------------------------------------------------------------------------
Knight Trading
Group, Inc. 1                                           62,800           534,428
--------------------------------------------------------------------------------
MBNA Corp.                                             215,000         5,308,350
--------------------------------------------------------------------------------
Merrill Lynch
& Co., Inc.                                            201,800        10,033,496
--------------------------------------------------------------------------------
Morgan Stanley                                         262,400        12,944,192
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                       86,300         2,933,337
--------------------------------------------------------------------------------
Providian Financial
Corp. 1                                                 78,000         1,079,520
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                          5,950           139,052
--------------------------------------------------------------------------------
Sanders Morris
Harris Group, Inc.                                       8,600           107,586
--------------------------------------------------------------------------------
WFS Financial, Inc.                                      1,800            82,350
                                                                  --------------
                                                                     137,457,783

--------------------------------------------------------------------------------
INSURANCE--5.0%
ACE Ltd.                                                33,000         1,339,470
--------------------------------------------------------------------------------
AFLAC, Inc.                                             51,400         2,037,496
--------------------------------------------------------------------------------
Allmerica Financial
Corp. 1                                                 51,600         1,538,196
--------------------------------------------------------------------------------
Allstate Corp.                                         144,600         6,807,768

                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
American International
Group, Inc.                                            505,500    $   35,713,575
--------------------------------------------------------------------------------
American Medical
Security Group, Inc. 1                                  18,850           478,979
--------------------------------------------------------------------------------
AmerUs Group Co.                                        21,400           823,900
--------------------------------------------------------------------------------
Aon Corp.                                               80,900         2,138,996
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                            20,100           773,850
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                           12,700           299,720
--------------------------------------------------------------------------------
Baldwin & Lyons, Inc.,
Cl. B, Non-Vtg                                           2,325            59,450
--------------------------------------------------------------------------------
Chubb Corp.                                             60,100         4,133,678
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                   42,630         1,700,084
--------------------------------------------------------------------------------
CNA Financial Corp. 1                                   32,100           846,798
--------------------------------------------------------------------------------
Commerce Group, Inc.
(The)                                                    1,300            62,933
--------------------------------------------------------------------------------
Conseco, Inc. 1                                         10,400           186,992
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A                                      13,500           547,425
--------------------------------------------------------------------------------
Donegal Group, Inc.,
Cl. A                                                   32,700           686,700
--------------------------------------------------------------------------------
EMC Insurance
Group, Inc.                                              3,000            63,960
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                         61,236         2,219,805
--------------------------------------------------------------------------------
First American Corp.
(The)                                                   34,500           926,670
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1                                            7,700           182,490
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A 1                                           46,900         1,066,506
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                   83,400         5,429,340
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                          4,700            78,772
--------------------------------------------------------------------------------
Hub International Ltd.                                     500             9,270
--------------------------------------------------------------------------------
Independence
Holding Co.                                              2,240            48,160
--------------------------------------------------------------------------------
Infinity Property
& Casualty Corp.                                         8,200          235,996

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
IPC Holdings Ltd.                                       15,500      $    581,250
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc.                                   11,900           470,050
--------------------------------------------------------------------------------
Lincoln National Corp.                                  52,400         2,289,880
--------------------------------------------------------------------------------
Loews Corp.                                             32,400         1,834,812
--------------------------------------------------------------------------------
MBIA, Inc.                                              14,200           766,516
--------------------------------------------------------------------------------
Mercury General
Corp.                                                   11,700           551,421
--------------------------------------------------------------------------------
MetLife, Inc.                                           89,100         3,178,197
--------------------------------------------------------------------------------
National Western
Life Insurance Co.,
Cl. A 1                                                  2,800           447,664
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                   33,500         1,188,245
--------------------------------------------------------------------------------
Odyssey Re Holdings
Corp.                                                   15,900           371,265
--------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                   29,700           555,390
--------------------------------------------------------------------------------
Old Republic
International Corp.                                     20,900           486,761
--------------------------------------------------------------------------------
Partnerre Holdings
Ltd.                                                    10,800           564,948
--------------------------------------------------------------------------------
Penn-America
Group, Inc.                                              2,300            29,900
--------------------------------------------------------------------------------
Philadelphia
Consolidated
Holding Co. 1                                            9,500           519,365
--------------------------------------------------------------------------------
Progressive Corp.                                       45,400         3,478,548
--------------------------------------------------------------------------------
Protective Life Corp.                                   26,000           942,500
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                        30,900         1,231,365
--------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.                                           25,300         1,340,900
--------------------------------------------------------------------------------
Safeco Corp.                                            40,500         1,905,930
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc.                                                400             8,160
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                             25,200         1,771,560
--------------------------------------------------------------------------------
State Auto Financial
Corp.                                                   12,500           386,625
--------------------------------------------------------------------------------
Torchmark Corp.                                         21,800         1,139,704
--------------------------------------------------------------------------------
Transatlantic
Holdings, Inc.                                           3,625           205,284

                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
UICI 1                                                  11,900    $      284,648
--------------------------------------------------------------------------------
United Fire &
Casualty Co.                                             1,100            67,705
--------------------------------------------------------------------------------
Unitrin, Inc.                                           23,800           991,270
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                       71,700           777,945
--------------------------------------------------------------------------------
Willis Group
Holdings Ltd.                                            5,800           201,840
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                   5,200           367,536
                                                                  --------------
                                                                      99,374,163

--------------------------------------------------------------------------------
REAL ESTATE--0.1%
Bluegreen Corp. 1                                       48,200           564,422
--------------------------------------------------------------------------------
Capital Trust, Cl. A                                     3,600            88,092
--------------------------------------------------------------------------------
Forest City
Enterprises, Inc., Cl. A                                 1,500            78,600
--------------------------------------------------------------------------------
Jones Lang
LaSalle, Inc. 1                                          8,800           255,200
--------------------------------------------------------------------------------
St. Joe Co. (The)                                       11,500           494,730
--------------------------------------------------------------------------------
Stratus Properties, Inc. 1                               7,300            99,718
--------------------------------------------------------------------------------
Trammell Crow Co. 1                                      2,600            34,866
--------------------------------------------------------------------------------
United Capital Corp. 1                                   1,500            26,955
                                                                  --------------
                                                                       1,642,583

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide
Financial Corp.                                         78,400         5,652,640
--------------------------------------------------------------------------------
Doral Financial Corp.                                   21,125           829,156
--------------------------------------------------------------------------------
Fannie Mae                                             230,100        16,327,896
--------------------------------------------------------------------------------
Freddie Mac                                             47,700         3,067,587
--------------------------------------------------------------------------------
Fremont General
Corp.                                                   53,100           997,218
--------------------------------------------------------------------------------
MGIC Investment
Corp.                                                   30,200         2,144,200
--------------------------------------------------------------------------------
New Century
Financial Corp.                                         12,900           606,945
--------------------------------------------------------------------------------
Ocwen Financial
Corp. 1                                                  7,900            69,994
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                   27,800         1,146,194
--------------------------------------------------------------------------------
Severn Bancorp, Inc.                                       600            18,702
                                                                  --------------
                                                                      30,860,532

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--12.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                          197,700       $11,245,176
--------------------------------------------------------------------------------
ArQule, Inc. 1                                           6,100            26,047
--------------------------------------------------------------------------------
Charles River
Laboratories
International, Inc. 1                                   14,800           667,036
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                        5,800           217,036
--------------------------------------------------------------------------------
Genentech, Inc. 1                                       34,000         1,655,120
--------------------------------------------------------------------------------
Nanogen, Inc. 1                                          6,500            31,460
--------------------------------------------------------------------------------
Wyeth                                                  194,800         6,895,920
                                                                  --------------
                                                                      20,737,795

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Abaxis, Inc. 1                                          23,000           345,230
--------------------------------------------------------------------------------
Align Technology, Inc. 1                                30,200           518,836
--------------------------------------------------------------------------------
American Medical
Systems Holdings, Inc. 1                                 7,300           232,286
--------------------------------------------------------------------------------
Arrow International,
Inc.                                                    10,500           291,060
--------------------------------------------------------------------------------
Aspect Medical
Systems, Inc. 1                                          1,500            24,015
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                     27,900         1,718,361
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                                   10,900           601,353
--------------------------------------------------------------------------------
Becton, Dickinson
& Co.                                                   50,000         2,361,500
--------------------------------------------------------------------------------
CNS, Inc.                                                6,000            60,360
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc. 1                                        28,300         1,406,227
--------------------------------------------------------------------------------
Datascope Corp.                                            400            13,884
--------------------------------------------------------------------------------
Exactech, Inc. 1                                         6,651           130,493
--------------------------------------------------------------------------------
Guidant Corp.                                           15,400           851,928
--------------------------------------------------------------------------------
Hospira, Inc. 1                                         70,360         1,823,028
--------------------------------------------------------------------------------
Kensey Nash Corp. 1                                     31,200           882,648
--------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                11,300           249,504
--------------------------------------------------------------------------------
Medtronic, Inc.                                        254,800        12,655,916
--------------------------------------------------------------------------------
Meridian Bioscience,
Inc. 1                                                  31,200           370,968
--------------------------------------------------------------------------------
Mine Safety
Applicances Co.                                         10,400           386,360
--------------------------------------------------------------------------------
Palomar Medical
Technologies, Inc. 1                                     8,600           127,624

                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
PolyMedica Corp.                                         4,100    $      124,886
--------------------------------------------------------------------------------
Respironics, Inc. 1                                     11,400           635,208
--------------------------------------------------------------------------------
Stryker Corp.                                           96,500         4,601,120
--------------------------------------------------------------------------------
Sybron Dental
Specialties, Inc. 1                                     16,900           454,610
--------------------------------------------------------------------------------
Thermo Electron
Corp. 1                                                 35,000           900,200
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1                                          6,000           299,580
--------------------------------------------------------------------------------
VISX, Inc. 1                                            38,500           824,285
--------------------------------------------------------------------------------
West Pharmaceutical
Services, Inc.                                             800            30,472
                                                                  --------------
                                                                      32,921,942

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Aetna, Inc.                                             52,200         4,478,760
--------------------------------------------------------------------------------
Amedisys, Inc. 1                                        14,600           383,104
--------------------------------------------------------------------------------
Andrx Corp. 1                                           58,900         1,527,866
--------------------------------------------------------------------------------
Anthem, Inc. 1                                          11,000           907,170
--------------------------------------------------------------------------------
Beverly Enterprises,
Inc. 1                                                  71,500           563,420
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1                                    61,100           757,029
--------------------------------------------------------------------------------
CIGNA Corp.                                             33,000         2,046,330
--------------------------------------------------------------------------------
Community Health
Systems, Inc. 1                                         20,900           514,349
--------------------------------------------------------------------------------
Computer Programs
& Systems, Inc.                                            600            12,204
--------------------------------------------------------------------------------
Covance, Inc. 1                                         17,800           653,082
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                            32,600         1,666,186
--------------------------------------------------------------------------------
DaVita, Inc. 1                                          18,650           566,401
--------------------------------------------------------------------------------
Dendrite
International, Inc. 1                                   56,300           839,433
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1                                      36,550           910,461
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                                  6,900           185,265
--------------------------------------------------------------------------------
Gentiva Health
Services, Inc. 1                                        53,600           815,256
--------------------------------------------------------------------------------
Humana, Inc. 1                                          42,600          771,486

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PRODUCTS & SERVICES Continued
IMS Health, Inc.                                        46,300       $ 1,122,312
--------------------------------------------------------------------------------
Laboratory Corp.
of America Holdings 1                                   50,100         1,961,916
--------------------------------------------------------------------------------
LCA-Vision, Inc. 1                                      23,900           623,551
--------------------------------------------------------------------------------
LifePoint Hospitals,
Inc. 1                                                  27,000           902,070
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                       32,172           974,812
--------------------------------------------------------------------------------
National HealthCare
Corp.                                                    5,100           137,649
--------------------------------------------------------------------------------
National Medical
Health Card
Systems, Inc. 1                                         11,600           319,812
--------------------------------------------------------------------------------
Owens & Minor, Inc.                                     39,200         1,006,264
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc. 1                                         29,200           892,644
--------------------------------------------------------------------------------
Parexel International
Corp. 1                                                 14,400           276,624
--------------------------------------------------------------------------------
PDI, Inc. 1                                             19,900           567,349
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                           18,600         1,176,264
--------------------------------------------------------------------------------
Prime Medical
Services, Inc. 1                                         9,500            69,825
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                 19,000         1,559,520
--------------------------------------------------------------------------------
RehabCare Group,
Inc. 1                                                   5,000           119,750
--------------------------------------------------------------------------------
Res-Care, Inc. 1                                        22,300           250,206
--------------------------------------------------------------------------------
Service Corp.
International 1                                         98,000           622,300
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                        22,300           985,660
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc. 1                                     69,000           480,240
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1                                          23,700           836,610
--------------------------------------------------------------------------------
Tenet Healthcare
Corp. 1                                                114,900         1,284,582
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                 29,100           991,146
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc.                                             56,800         3,572,720
--------------------------------------------------------------------------------
US Oncology, Inc. 1                                    218,800         3,253,556
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                      22,000           924,660

                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Ventiv Health, Inc. 1                                   21,400    $      326,136
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                      18,200           666,120
--------------------------------------------------------------------------------
WellPoint Health
Networks, Inc. 1                                        45,653         4,615,518
                                                                  --------------
                                                                      48,117,618

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.9%
Abbott Laboratories                                    265,000        10,427,750
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                             207,300         4,747,170
--------------------------------------------------------------------------------
Eli Lilly & Co.                                        137,900         8,786,988
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                        50,200           963,840
--------------------------------------------------------------------------------
Eon Labs, Inc. 1                                        35,000         1,019,200
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical Corp. 1                                  36,300           634,161
--------------------------------------------------------------------------------
Johnson & Johnson                                      613,000        33,880,510
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      527,300        23,913,055
--------------------------------------------------------------------------------
Perrigo Co.                                             52,900           881,314
--------------------------------------------------------------------------------
Pfizer, Inc.                                         1,584,900        50,653,404
                                                                  --------------
                                                                     135,907,392

--------------------------------------------------------------------------------
INDUSTRIALS--10.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Applied Signal
Technology, Inc.                                        39,400         1,362,058
--------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                 1,850             8,926
--------------------------------------------------------------------------------
Boeing Co.                                             170,000         8,627,500
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                   10,300         1,017,846
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                     75,000         2,820,750
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1                                        3,600            80,172
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                21,000           240,450
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                   20,400         1,149,132
--------------------------------------------------------------------------------
SI International, Inc. 1                                12,900           229,620
--------------------------------------------------------------------------------
United Technologies
Corp.                                                   79,600         7,442,600
                                                                  --------------
                                                                      22,979,054

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
EGL, Inc. 1                                             36,400       $   924,924
--------------------------------------------------------------------------------
Forward Air Corp. 1                                      9,100           361,361
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                12,000           391,680
--------------------------------------------------------------------------------
United Parcel
Service, Inc., Cl. B                                   117,400         8,448,104
                                                                  --------------
                                                                      10,126,069

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
American Standard
Cos., Inc. 1                                            32,800         1,242,792
--------------------------------------------------------------------------------
Masco Corp.                                             17,900           541,296
--------------------------------------------------------------------------------
NCI Building
Systems, Inc. 1                                         13,300           409,773
--------------------------------------------------------------------------------
Universal Forest
Products, Inc.                                          18,700           567,919
                                                                  --------------
                                                                       2,761,780

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Administaff, Inc. 1                                      3,200            42,560
--------------------------------------------------------------------------------
Angelica Corp.                                           2,300            55,361
--------------------------------------------------------------------------------
Apollo Group,
Inc., Cl. A 1                                           31,000         2,590,050
--------------------------------------------------------------------------------
Brady Corp., Cl. A                                      11,600           524,320
--------------------------------------------------------------------------------
Bright Horizons
Family Solutions, Inc. 1                                 9,400           477,050
--------------------------------------------------------------------------------
Brink's Co. (The)                                       24,900           805,515
--------------------------------------------------------------------------------
Century Business
Services, Inc. 1                                         8,300            35,026
--------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                      6,200           260,400
--------------------------------------------------------------------------------
CompX International,
Inc. 1                                                   4,400            61,688
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                        16,800           730,968
--------------------------------------------------------------------------------
Copart, Inc. 1                                          15,700           349,325
--------------------------------------------------------------------------------
CPI Corp.                                               10,300           138,226
--------------------------------------------------------------------------------
Darling International,
Inc. 1                                                 155,800           740,050
--------------------------------------------------------------------------------
Deluxe Corp.                                            20,600           907,430
--------------------------------------------------------------------------------
Dun & Bradstreet
Corp. 1                                                  8,400           471,576
--------------------------------------------------------------------------------
Duratek, Inc. 1                                         14,000           199,500
--------------------------------------------------------------------------------
Electro Rent Corp.                                       7,300            70,956

                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Ennis, Inc.                                             28,600    $      520,520
--------------------------------------------------------------------------------
Exponent, Inc. 1                                        28,900           725,679
--------------------------------------------------------------------------------
General Binding Corp. 1                                 10,300           122,879
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                 16,400           301,760
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc.                                              3,150            53,015
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1                                   16,900           447,174
--------------------------------------------------------------------------------
ICT Group, Inc. 1                                       21,000           191,940
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                         67,900           805,973
--------------------------------------------------------------------------------
Imagistics
International, Inc. 1                                   11,900           386,750
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                         7,300           232,505
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                         46,600           830,878
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                     37,700           528,554
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                   32,600           873,680
--------------------------------------------------------------------------------
Republic Services, Inc.                                 56,000         1,601,600
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                     59,500         1,655,290
--------------------------------------------------------------------------------
Rollins, Inc.                                           19,950           461,843
--------------------------------------------------------------------------------
School Specialty, Inc. 1                                24,900           856,809
--------------------------------------------------------------------------------
SITEL Corp. 1                                           34,600           103,800
--------------------------------------------------------------------------------
Spherion Corp. 1                                         5,000            43,250
--------------------------------------------------------------------------------
University of
Phoenix Online. 1                                        4,700           404,999
--------------------------------------------------------------------------------
Waste Industries
USA, Inc.                                                  200             2,208
                                                                  --------------
                                                                      19,611,107

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Comfort Systems
USA, Inc. 1                                             53,400           319,866
--------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                 6,800           183,192
--------------------------------------------------------------------------------
Integrated Electrical
Services, Inc. 1                                        95,400           808,038
                                                                  --------------
                                                                       1,311,096

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
AMETEK, Inc.                                            21,500       $   663,060
--------------------------------------------------------------------------------
Cooper Industries
Ltd., Cl. A                                             10,400           591,448
--------------------------------------------------------------------------------
Emerson Electric Co.                                    57,500         3,490,250
--------------------------------------------------------------------------------
Genlyte Group, Inc.
(The) 1                                                  9,000           560,700
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                    33,200         1,500,640
--------------------------------------------------------------------------------
II-VI, Inc. 1                                           37,400         1,108,162
--------------------------------------------------------------------------------
Preformed Line
Products Co.                                               800            18,400
--------------------------------------------------------------------------------
Rockwell
Automation, Inc.                                        28,200         1,054,962
                                                                  --------------
                                                                       8,987,622

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.6%
3M Co.                                                 218,800        18,020,368
--------------------------------------------------------------------------------
Alleghany Corp.                                          1,000           270,500
--------------------------------------------------------------------------------
General Electric Co.                                 2,079,100        69,130,075
--------------------------------------------------------------------------------
Raven Industries, Inc.                                  18,900           720,468
--------------------------------------------------------------------------------
Standex
International Corp.                                      2,900            66,004
--------------------------------------------------------------------------------
Textron, Inc.                                           27,700         1,698,010
--------------------------------------------------------------------------------
United Industrial Corp.                                 27,900           683,829
                                                                  --------------
                                                                      90,589,254

--------------------------------------------------------------------------------
MACHINERY--1.5%
A.S.V., Inc. 1                                          31,100         1,025,678
--------------------------------------------------------------------------------
Alamo Group, Inc.                                        7,700           125,048
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp.                                                   14,600           191,260
--------------------------------------------------------------------------------
Badger Meter, Inc.                                         100             4,475
--------------------------------------------------------------------------------
BHA Group, Inc., Cl. A                                  17,200           652,740
--------------------------------------------------------------------------------
Briggs & Stratton
Corp.                                                    8,700           726,450
--------------------------------------------------------------------------------
Cascade Corp.                                           24,500           717,115
--------------------------------------------------------------------------------
Caterpillar, Inc.                                       45,700         3,358,493
--------------------------------------------------------------------------------
Cummins, Inc.                                           22,500         1,562,175
--------------------------------------------------------------------------------
Deere & Co.                                             25,800         1,620,498
--------------------------------------------------------------------------------
Encore Wire Corp. 1                                      8,300           149,815
--------------------------------------------------------------------------------
Flanders Corp. 1                                         2,100            21,483
--------------------------------------------------------------------------------
Graco, Inc.                                             22,150           697,282

                  31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Greenbrier Cos., Inc. 1                                  1,200    $       27,540
--------------------------------------------------------------------------------
Harsco Corp.                                            14,000           628,320
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                3,800           343,976
--------------------------------------------------------------------------------
Ingersoll-Rand Co.,
Cl. A                                                   34,600         2,376,674
--------------------------------------------------------------------------------
ITT Industries, Inc.                                    13,800         1,103,310
--------------------------------------------------------------------------------
Joy Global, Inc.                                        36,100         1,071,809
--------------------------------------------------------------------------------
Kadant, Inc. 1                                           9,200           184,920
--------------------------------------------------------------------------------
Kennametal, Inc.                                        23,500         1,034,000
--------------------------------------------------------------------------------
Lincoln Electric
Holdings, Inc.                                          17,300           588,373
--------------------------------------------------------------------------------
Middleby Corp. (The)                                     9,300           504,060
--------------------------------------------------------------------------------
Nordson Corp.                                           15,600           653,172
--------------------------------------------------------------------------------
Paccar, Inc.                                            48,800         2,926,048
--------------------------------------------------------------------------------
Pall Corp.                                              20,900           484,253
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                   36,700         2,105,846
--------------------------------------------------------------------------------
Penn Engineering &
Manufacturing Corp.                                      2,200            43,604
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                            14,200           565,444
--------------------------------------------------------------------------------
SPX Corp.                                               30,600         1,253,070
--------------------------------------------------------------------------------
Timken Co.                                              42,600         1,058,184
--------------------------------------------------------------------------------
Toro Co. (The)                                          14,100           923,550
                                                                  --------------
                                                                      28,728,665

--------------------------------------------------------------------------------
MARINE--0.0%
Kirby Corp. 1                                            2,300            88,780
--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Arkansas Best Corp.                                      8,300           290,251
--------------------------------------------------------------------------------
CNF Transportation,
Inc.                                                    32,700         1,349,202
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1                                           16,000           371,200
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc.                                          39,300         1,509,513
--------------------------------------------------------------------------------
Landstar System, Inc. 1                                  3,600           179,316
--------------------------------------------------------------------------------
Mullen
Transportation, Inc.                                    41,000         1,287,514
--------------------------------------------------------------------------------
Norfolk Southern
Corp.                                                  104,400         2,786,436
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     37,700         1,617,330

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
SCS Transportation,
Inc. 1                                                  36,100       $   929,575
--------------------------------------------------------------------------------
U.S. Xpress
Enterprises, Inc., Cl. A 1                              13,500           247,995
                                                                  --------------
                                                                      10,568,332

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial
Technologies, Inc.                                      38,600         1,234,042
--------------------------------------------------------------------------------
Hughes Supply, Inc.                                     18,600         1,133,112
--------------------------------------------------------------------------------
Lawson Products, Inc.                                    2,700           100,224
--------------------------------------------------------------------------------
MSC Industrial
Direct Co., Inc., Cl. A                                 37,400         1,170,620
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                     20,300         1,074,885
                                                                  --------------
                                                                       4,712,883

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
Adaptec, Inc. 1                                         18,200           136,318
--------------------------------------------------------------------------------
ADTRAN, Inc.                                            32,600           870,746
--------------------------------------------------------------------------------
Anaren Microwave,
Inc. 1                                                   4,800            57,552
--------------------------------------------------------------------------------
Aspect
Communications
Corp. 1                                                 66,303           561,586
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                        138,600           668,052
--------------------------------------------------------------------------------
Brooktrout, Inc. 1                                      53,100           468,342
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                1,388,900        28,972,454
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                       8,900           151,834
--------------------------------------------------------------------------------
Digi International, Inc. 1                              54,900           623,115
--------------------------------------------------------------------------------
Ditech
Communications
Corp. 1                                                 28,600           588,874
--------------------------------------------------------------------------------
Harris Corp.                                            32,300         1,533,604
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. 1                                                 757,400         2,310,070
--------------------------------------------------------------------------------
Motorola, Inc.                                         465,000         7,407,450
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                       45,200           423,976
--------------------------------------------------------------------------------
Paradyne Networks,
Inc. 1                                                  18,600            91,140

                  32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Performance
Technologies, Inc. 1                                    51,100    $      306,089
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         169,100        11,681,428
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                54,400         1,672,800
--------------------------------------------------------------------------------
SCM Microsystems,
Inc. 1                                                   1,900             7,144
--------------------------------------------------------------------------------
Symmetricom, Inc. 1                                     43,300           355,060
                                                                  --------------
                                                                      58,887,634

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.7%
Apple Computer, Inc. 1                                  86,600         2,800,644
--------------------------------------------------------------------------------
Dell, Inc. 1                                           602,100        21,356,487
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    646,700        13,031,005
--------------------------------------------------------------------------------
International Business
Machines Corp.                                         334,000        29,081,380
--------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 1                                           39,400         3,486,900
--------------------------------------------------------------------------------
NCR Corp. 1                                             37,400         1,736,482
--------------------------------------------------------------------------------
Presstek, Inc. 1                                        44,500           380,030
--------------------------------------------------------------------------------
SBS Technologies, Inc. 1                                 2,300            29,555
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                                 45,000         1,122,750
--------------------------------------------------------------------------------
Synaptics, Inc. 1                                       15,700           232,203
                                                                  --------------
                                                                      73,257,436

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Agilent Technologies,
Inc. 1                                                  54,800         1,304,788
--------------------------------------------------------------------------------
Agilysys, Inc.                                          13,700           204,130
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                  1,800            56,574
--------------------------------------------------------------------------------
Anixter International,
Inc.                                                    21,300           713,124
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                               66,100         1,563,926
--------------------------------------------------------------------------------
Avnet, Inc. 1                                           48,400           939,928
--------------------------------------------------------------------------------
Cognex Corp.                                            28,600           860,288
--------------------------------------------------------------------------------
Coherent, Inc. 1                                         1,000            26,315
--------------------------------------------------------------------------------
Dionex Corp. 1                                           9,800           462,462
--------------------------------------------------------------------------------
Hypercom Corp. 1                                        46,000           312,800
--------------------------------------------------------------------------------
Ingram Micro, Inc.,
Cl. A 1                                                 35,500           505,875

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Keithley Instruments,
Inc.                                                    14,100       $   292,152
--------------------------------------------------------------------------------
Littlefuse, Inc. 1                                      19,200           744,960
--------------------------------------------------------------------------------
Maxwell
Technologies, Inc. 1                                     7,700            71,687
--------------------------------------------------------------------------------
Measurement
Specialties, Inc. 1                                     17,100           367,137
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                    9,500           396,150
--------------------------------------------------------------------------------
Molex, Inc.                                             47,400         1,372,704
--------------------------------------------------------------------------------
MTS Systems Corp.                                       17,200           369,284
--------------------------------------------------------------------------------
Nu Horizons
Electronics Corp. 1                                      1,600            12,320
--------------------------------------------------------------------------------
Park Electrochemical
Corp.                                                    1,800            41,364
--------------------------------------------------------------------------------
Paxar Corp. 1                                           47,600           917,728
--------------------------------------------------------------------------------
PC Connection, Inc. 1                                   19,500           149,195
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                       68,300         1,200,714
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                    202,400         1,485,616
--------------------------------------------------------------------------------
Tech Data Corp. 1                                       28,400         1,063,864
--------------------------------------------------------------------------------
Tektronix, Inc.                                         46,800         1,422,720
--------------------------------------------------------------------------------
Varian, Inc. 1                                             700            26,530
                                                                  --------------
                                                                      16,884,335

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Corillian Corp. 1                                       81,200           401,940
--------------------------------------------------------------------------------
Covansys Corp. 1                                        28,400           262,416
--------------------------------------------------------------------------------
CyberSource Corp. 1                                     33,300           168,498
--------------------------------------------------------------------------------
Digitas, Inc. 1                                         55,242           369,569
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                       76,000           750,120
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                       16,500           618,090
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1                                                 20,600           829,356
--------------------------------------------------------------------------------
Modem Media, Inc. 1                                     54,100           248,319
--------------------------------------------------------------------------------
Selectica, Inc. 1                                       17,400            69,252
--------------------------------------------------------------------------------
United Online, Inc. 1                                   37,600           586,560
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                        19,300           337,943
--------------------------------------------------------------------------------
Vitria Technology, Inc. 1                               13,200            33,396
--------------------------------------------------------------------------------
Websense, Inc. 1                                        15,100           576,669
                                                                  --------------
                                                                       5,252,128

                  33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--0.7%
Acxiom Corp.                                            50,700    $    1,115,400
--------------------------------------------------------------------------------
American Software,
Inc.                                                     3,000            16,740
--------------------------------------------------------------------------------
Answerthink, Inc. 1                                     75,500           350,320
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                       121,600         5,104,768
--------------------------------------------------------------------------------
BISYS Group, Inc.
(The) 1                                                 49,700           678,405
--------------------------------------------------------------------------------
CheckFree Corp. 1                                       35,100         1,054,404
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                                 22,000         1,039,500
--------------------------------------------------------------------------------
Convergys Corp. 1                                       31,500           417,060
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                   47,500           779,000
--------------------------------------------------------------------------------
Information
Resources, Inc. 1                                       50,400           146,160
--------------------------------------------------------------------------------
infoUSA, Inc. 1                                         81,900           736,281
--------------------------------------------------------------------------------
Lawson Software, Inc. 1                                 63,800           452,980
--------------------------------------------------------------------------------
ManTech
International Corp. 1                                   22,500           321,750
--------------------------------------------------------------------------------
National Processing,
Inc. 1                                                   1,400            36,792
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                    42,600         1,087,578
--------------------------------------------------------------------------------
SS&C Technologies, Inc.                                 49,100           989,365
                                                                  --------------
                                                                      14,326,503

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
ADE Corp. 1                                             18,100           314,216
--------------------------------------------------------------------------------
Advanced Micro
Devices, Inc. 1                                         95,500         1,192,795
--------------------------------------------------------------------------------
Altera Corp. 1                                          95,000         1,977,900
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   124,300         4,934,710
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                               46,000           780,620
--------------------------------------------------------------------------------
Atmel Corp. 1                                          242,300         1,037,044
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                  7,400           261,664
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                    63,800           387,904
--------------------------------------------------------------------------------
Cree, Inc. 1                                            51,000         1,141,380
--------------------------------------------------------------------------------
Diodes, Inc. 1                                          15,800           362,136
--------------------------------------------------------------------------------
Entegris, Inc. 1                                        36,500           324,850
--------------------------------------------------------------------------------
Exar Corp. 1                                            17,300           233,031

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Intel Corp.                                          1,472,700       $35,904,426
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                                 13,000           509,600
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    33,700           803,745
--------------------------------------------------------------------------------
Linear Technology
Corp.                                                   32,600         1,274,660
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                       91,200           829,008
--------------------------------------------------------------------------------
Micrel, Inc. 1                                          77,400           794,898
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                        64,000         1,854,080
--------------------------------------------------------------------------------
Microsemi Corp. 1                                       66,500           814,625
--------------------------------------------------------------------------------
National
Semiconductor Corp. 1                                  114,900         1,970,535
--------------------------------------------------------------------------------
Semtech Corp. 1                                          8,500           168,725
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                   10,000           119,900
--------------------------------------------------------------------------------
Siliconix, Inc. 1                                          600            25,572
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                        12,600           215,460
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                334,100         7,126,353
--------------------------------------------------------------------------------
Ultra Clean
Holdings, Inc. 1                                        16,000           105,120
--------------------------------------------------------------------------------
Xilinx, Inc.                                            36,200         1,065,366
--------------------------------------------------------------------------------
ZiLOG, Inc. 1                                            3,500            26,600
                                                                  --------------
                                                                      66,556,923

--------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1                                      44,250           648,263
--------------------------------------------------------------------------------
Actuate Corp. 1                                         18,000            64,800
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                     55,500         2,340,990
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                           25,100           544,670
--------------------------------------------------------------------------------
Ansoft Corp. 1                                          18,800           259,440
--------------------------------------------------------------------------------
Ansys, Inc. 1                                           22,200         1,053,168
--------------------------------------------------------------------------------
Autodesk, Inc.                                          43,400         1,744,680
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                    89,200         1,398,656
--------------------------------------------------------------------------------
Compuware Corp. 1                                      249,000         1,230,060
--------------------------------------------------------------------------------
Entrust Technologies,
Inc. 1                                                 137,014           382,269
--------------------------------------------------------------------------------
ePlus, inc. 1                                           28,000           253,960
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc.                                           12,500           539,375

                  34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
FileNet Corp. 1                                         29,100    $      552,900
--------------------------------------------------------------------------------
McAfee, Inc.                                            55,000           988,900
--------------------------------------------------------------------------------
Microsoft Corp.                                      1,865,000        53,077,900
--------------------------------------------------------------------------------
Mobius Management
Systems, Inc. 1                                          9,300            56,358
--------------------------------------------------------------------------------
MRO Software, Inc. 1                                     9,700           102,917
--------------------------------------------------------------------------------
OPNET Technologies,
Inc. 1                                                   4,400            40,920
--------------------------------------------------------------------------------
Oracle Corp. 1                                       1,102,200        11,584,122
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                      27,700           125,758
--------------------------------------------------------------------------------
QRS Corp. 1                                              7,800            52,806
--------------------------------------------------------------------------------
Quality Systems, Inc. 1                                 26,600         1,270,150
--------------------------------------------------------------------------------
RSA Security, Inc. 1                                    49,100           914,242
--------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                   4,000            32,240
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         101,700         1,481,769
--------------------------------------------------------------------------------
Symantec Corp. 1                                        94,400         4,414,144
--------------------------------------------------------------------------------
Synopsys, Inc.                                          40,000         1,011,600
--------------------------------------------------------------------------------
Synplicity, Inc. 1                                       1,300             6,578
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                        13,200           413,424
--------------------------------------------------------------------------------
THQ, Inc. 1                                             41,300           786,765
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                 140,600           994,042
--------------------------------------------------------------------------------
Transaction Systems
Architects, Inc., Cl. A 1                               34,800           595,080
--------------------------------------------------------------------------------
Ulticom, Inc. 1                                         13,000           139,490
--------------------------------------------------------------------------------
Veritas Software Corp. 1                                80,900         1,541,954
--------------------------------------------------------------------------------
Verity, Inc. 1                                          21,800           242,634
--------------------------------------------------------------------------------
Wind River Systems,
Inc. 1                                                  50,100           490,980
                                                                  --------------
                                                                      91,378,004

--------------------------------------------------------------------------------
MATERIALS--3.2%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Cabot Corp.                                             30,500         1,161,440
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                  13,600           633,760
--------------------------------------------------------------------------------
Dow Chemical Co.                                        86,900         3,466,441
--------------------------------------------------------------------------------
E.I. DuPont de
Nemours & Co.                                          136,100         5,834,607
--------------------------------------------------------------------------------
Eastman Chemical Co.                                    30,100         1,344,868

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Engelhard Corp.                                         33,200       $   976,080
--------------------------------------------------------------------------------
FMC Corp. 1                                             24,600         1,081,170
--------------------------------------------------------------------------------
Hawkins, Inc.                                            2,500            30,000
--------------------------------------------------------------------------------
Monsanto Co.                                            72,300         2,621,598
--------------------------------------------------------------------------------
NOVA Chemicals
Corp.                                                   18,200           552,734
--------------------------------------------------------------------------------
Octel Corp.                                             12,000           309,840
--------------------------------------------------------------------------------
OM Group, Inc. 1                                         7,000           224,140
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    27,500         1,621,125
--------------------------------------------------------------------------------
Rohm & Haas Co.                                         29,700         1,164,240
--------------------------------------------------------------------------------
Stepan Co.                                               7,300           176,952
--------------------------------------------------------------------------------
Terra Industries, Inc. 1                                82,100           525,440
--------------------------------------------------------------------------------
Valspar Corp. (The)                                     14,300           700,700
                                                                  --------------
                                                                      22,425,135

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Eagle Materials, Inc.                                    8,800           580,624
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                    2,801           182,065
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                                         23,600         1,032,500
--------------------------------------------------------------------------------
Vulcan Materials Co.                                    33,900         1,614,318
                                                                  --------------
                                                                       3,409,507

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.4%
Ball Corp.                                              15,600         1,126,008
--------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                  79,000           801,060
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                       3,900           144,924
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                  67,700           995,190
--------------------------------------------------------------------------------
Packaging Corp. of
America                                                 13,300           310,688
--------------------------------------------------------------------------------
Packaging Dynamics
Corp.                                                    1,960            27,479
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                     1,700            24,089
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                   29,600         1,424,056
--------------------------------------------------------------------------------
Smurfit-Stone
Container Corp.                                         52,100           969,581
--------------------------------------------------------------------------------
Sonoco Products Co.                                     21,300           551,883
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                     16,900         1,153,425
                                                                  --------------
                                                                       7,528,383

                  35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--0.9%
Alcoa, Inc.                                            195,400    $    6,258,662
--------------------------------------------------------------------------------
Carpenter
Technology Corp.                                        35,300         1,517,900
--------------------------------------------------------------------------------
Inco Ltd. 1                                              5,700           190,209
--------------------------------------------------------------------------------
Inmet Mining Corp. 1                                    75,000         1,074,652
--------------------------------------------------------------------------------
Metal Management,
Inc. 1                                                  10,900           211,351
--------------------------------------------------------------------------------
Nucor Corp.                                             29,900         2,501,135
--------------------------------------------------------------------------------
Phelps Dodge Corp. 1                                    31,700         2,470,698
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                        23,200           717,576
--------------------------------------------------------------------------------
Southern Peru
Copper Corp.                                            31,600         1,236,508
--------------------------------------------------------------------------------
Steel Technologies, Inc.                                19,100           441,401
--------------------------------------------------------------------------------
United States Steel
Corp.                                                   31,100         1,186,154
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                        49,800         1,019,904
                                                                  --------------
                                                                      18,826,150

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Georgia-Pacific Corp.                                   83,200         2,795,520
--------------------------------------------------------------------------------
Glatfelter                                               3,700            49,321
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                 76,100         1,802,048
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      59,400         1,773,684
--------------------------------------------------------------------------------
Potlatch Corp.                                          15,600           625,404
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                        65,900         4,085,800
                                                                  --------------
                                                                      11,131,777

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
Alltel Corp.                                            64,800         3,369,600
--------------------------------------------------------------------------------
BellSouth Corp.                                        400,000        10,836,000
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        55,300         1,713,747
--------------------------------------------------------------------------------
Citizens
Communications Co. 1                                   126,100         1,815,840
--------------------------------------------------------------------------------
D&E Communications,
Inc.                                                     4,700            52,123
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc.                                           42,400           811,960
--------------------------------------------------------------------------------
SBC Communications,
Inc.                                                   722,600        18,310,684

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Shenandoah
Telecommunications
Co.                                                      2,200       $    50,600
--------------------------------------------------------------------------------
Sprint Corp.
(Fon Group)                                             53,200           993,776
--------------------------------------------------------------------------------
Teleglobe International
Holdings Ltd. 1                                          3,225            14,029
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                   540,700        20,838,578
                                                                  --------------
                                                                      58,806,937

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Arch Wireless, Inc.,
Cl. A 1                                                  6,100           172,081
--------------------------------------------------------------------------------
AT&T Wireless
Services, Inc. 1                                       427,500         6,173,100
--------------------------------------------------------------------------------
Linktone Ltd., ADR 1                                     3,000            33,750
--------------------------------------------------------------------------------
Nextel
Communications,
Inc., Cl. A 1                                          201,400         4,583,864
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                           11,800           895,620
                                                                  --------------
                                                                      11,858,415

--------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Allegheny Energy, Inc. 1                                42,400           629,216
--------------------------------------------------------------------------------
Canadian Hydro
Developers, Inc. 1                                     280,000           543,362
--------------------------------------------------------------------------------
Central Vermont
Public Service Corp. 1                                     800            15,544
--------------------------------------------------------------------------------
CH Energy Group, Inc.                                   22,300           981,200
--------------------------------------------------------------------------------
Constellation Energy
Group, Inc.                                             47,100         1,815,705
--------------------------------------------------------------------------------
Duke Energy Corp.                                       93,700         2,014,550
--------------------------------------------------------------------------------
Edison International                                    70,100         1,878,680
--------------------------------------------------------------------------------
Exelon Corp.                                            65,600         2,289,440
--------------------------------------------------------------------------------
Green Mountain
Power Corp.                                              8,400           215,376
--------------------------------------------------------------------------------
IDACORP, Inc.                                           15,700           431,750
--------------------------------------------------------------------------------
Northeast Utilities Co.                                 49,200           920,040
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                    14,400           259,200
--------------------------------------------------------------------------------
PG&E Corp. 1                                            34,000           970,360

                  36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Texas Genco
Holdings, Inc.                                          17,200    $      797,908
--------------------------------------------------------------------------------
TXU Corp.                                               11,900           471,954
                                                                  --------------
                                                                      14,234,285

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Chesapeake Utilities
Corp.                                                   15,000           354,900
--------------------------------------------------------------------------------
Energen Corp.                                           10,100           478,235
--------------------------------------------------------------------------------
National Fuel Gas Co.                                   16,100           411,194
--------------------------------------------------------------------------------
New Jersey
Resources Corp. 1                                        2,100            85,365
--------------------------------------------------------------------------------
ONEOK, Inc.                                             21,700           455,700
--------------------------------------------------------------------------------
Sempra Energy                                            4,600           164,444
                                                                  --------------
                                                                       1,949,838
                                                                  --------------

Total Common Stocks
(Cost $1,861,311,010)                                              1,937,551,823

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
--------------------------------------------------------------------------------
Undivided interest of 5.07% in joint
repurchase agreement (Principal
Amount/Value $446,558,000, with
a maturity value of $446,606,749)
with UBS Warburg LLC, 1.31%,
dated 7/30/04, to be repurchased
at $22,623,469 on 8/2/04, collateralized
by Federal National Mortgage Assn.,
4.50%--5%, 3/1/34, with a
value of $456,762,011
(Cost $22,621,000)                                $ 22,621,000    $   22,621,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,883,932,010)                                     99.5%    1,960,172,823
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.5         9,437,947
                                                  ------------------------------
NET ASSETS                                               100.0%   $1,969,610,770
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $ 3,784,000)
(cost $1,883,932,010)--see accompanying statement of investments                       $ 1,960,172,823
-------------------------------------------------------------------------------------------------------
Cash                                                                                           312,932
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                             3,773,307
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                            1,173
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                             8,641,284
Shares of beneficial interest sold                                                           5,411,478
Interest and dividends                                                                       1,978,098
Other                                                                                           15,428
                                                                                       ----------------
Total assets                                                                             1,980,306,523

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                   3,773,307
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        3,675,425
Shares of beneficial interest redeemed                                                       2,241,035
Distribution and service plan fees                                                             412,050
Transfer and shareholder servicing agent fees                                                  363,909
Shareholder communications                                                                     150,722
Trustees' compensation                                                                          12,204
Other                                                                                           67,101
                                                                                       ----------------
Total liabilities                                                                           10,695,753

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 1,969,610,770
                                                                                       ================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $       156,902
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               1,773,051,069
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (11,248)
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions             120,172,717
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           76,241,330
                                                                                       ----------------
NET ASSETS                                                                             $ 1,969,610,770
                                                                                       ================

                  38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,213,821,598
and 95,660,502 shares of beneficial interest outstanding)                                         $  12.69
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $  13.46
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $366,608,091 and 29,773,134 shares
of beneficial interest outstanding)                                                               $  12.31
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $348,927,650 and 28,275,259 shares
of beneficial interest outstanding)                                                               $  12.34
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $33,664,703 and 2,681,093 shares of
beneficial interest outstanding)                                                                  $  12.56
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$6,588,728 and 512,344 shares of beneficial interest outstanding)                                 $  12.86

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $20,248)            $ 18,763,794
--------------------------------------------------------------------------------
Interest                                                                325,396
--------------------------------------------------------------------------------
Portfolio lending fees                                                  182,367
                                                                   -------------
Total investment income                                              19,271,557

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      10,024,907
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,203,065
Class B                                                               3,217,140
Class C                                                               2,888,296
Class N                                                                 114,035
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,042,631
Class B                                                                 930,214
Class C                                                                 535,427
Class N                                                                  98,374
Class Y                                                                     129
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 212,222
Class B                                                                 152,367
Class C                                                                  73,610
Class N                                                                   4,646
Class Y                                                                     140
--------------------------------------------------------------------------------
Trustees' compensation                                                   31,338
--------------------------------------------------------------------------------
Custodian fees and expenses                                              22,546
--------------------------------------------------------------------------------
Other                                                                   124,078
                                                                   -------------
Total expenses                                                       22,675,165
Less reduction to custodian expenses                                     (3,223)
Less payments and waivers of expenses                                   (32,734)
                                                                   -------------
Net expenses                                                         22,639,208

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (3,367,651)

                  40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------

Net realized gain on:
Investments                                                               $ 240,273,220
Foreign currency transactions                                                   786,108
Net increase from payment by affiliate                                          106,541
                                                                          --------------
Net realized gain                                                           241,165,869
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                 (72,305,954)
Translation of assets and liabilities denominated in foreign currencies         276,932
                                                                          --------------
Net change in unrealized appreciation                                       (72,029,022)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 165,769,196
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                       2004               2003
------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment loss                                                            $    (3,367,651)   $    (2,813,190)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           241,165,869        (67,144,463)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               (72,029,022)       183,807,485
                                                                               -----------------------------------
Net increase in net assets resulting from operations                               165,769,196        113,849,832

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            629,618,870        140,766,279
Class B                                                                             86,494,953         41,118,144
Class C                                                                            114,336,234         33,442,684
Class N                                                                             17,824,109          6,495,545
Class Y                                                                              1,311,934          1,145,255

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                   1,015,355,296        336,817,739
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                954,255,474        617,437,735
                                                                               -----------------------------------
End of period (including accumulated net investment loss of
$11,248 for the year ended July 31, 2004)                                      $ 1,969,610,770    $   954,255,474
                                                                               ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                        2004            2003            2002            2001 1
-----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.70        $   9.28        $  10.47        $  10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.02)           (.01)           (.04)             -- 2
Net realized and unrealized gain (loss)                 2.01            1.43           (1.15)            .48
                                                  ---------------------------------------------------------------
Total from investment operations                        1.99            1.42           (1.19)            .48
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --              --              --            (.01)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    12.69        $  10.70        $   9.28        $  10.47
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     18.60%          15.30%         (11.37)%          4.76%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,213,822        $501,227        $300,244        $119,194
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  892,462        $362,221        $248,681        $ 48,406
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.11%          (0.02)%         (0.36)%         (0.11)%
Total expenses                                          1.17% 5,6       1.23% 5         1.30% 5,6       1.33% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July
31, 2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.47        $   9.15        $  10.40        $  10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.07)           (.07)           (.06)           (.03)
Net realized and unrealized gain (loss)               1.91            1.39           (1.19)            .43
                                                  -----------------------------------------------------------
Total from investment operations                      1.84            1.32           (1.25)            .40
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.31        $  10.47        $   9.15        $  10.40
                                                  ===========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   17.57%          14.43%         (12.02)%          4.00%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $366,608        $237,002        $167,906        $ 51,412
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $321,870        $187,066        $117,801        $ 17,362
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.76)%         (0.85)%         (1.11)%         (0.99)%
Total expenses                                        2.01%           2.12%           2.05%           2.15%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4,5        2.07%            N/A 4,5         N/A 4
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS C      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.48        $   9.15        $  10.40        $  10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.05)           (.06)           (.06)           (.03)
Net realized and unrealized gain (loss)               1.91            1.39           (1.19)            .43
                                                  -----------------------------------------------------------------------
Total from investment operations                      1.86            1.33           (1.25)            .40
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.34        $  10.48        $   9.15        $  10.40
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   17.75%          14.54%         (12.02)%          4.00%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $348,928        $198,180        $141,434        $ 43,613
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $289,046        $159,105        $ 97,899        $ 16,456
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.63)%         (0.73)%         (1.11)%         (0.98)%
Total expenses                                        1.89% 4,5       1.95% 4         2.05% 4,5       2.15% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.62        $   9.23        $  10.45        $   9.84
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.04)           (.03)           (.03)           (.01)
Net realized and unrealized gain (loss)               1.98            1.42           (1.19)            .62
                                                  ----------------------------------------------------------------
Total from investment operations                      1.94            1.39           (1.22)            .61
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.56        $  10.62        $   9.23        $  10.45
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.27%          15.06%         (11.67)%          6.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 33,665        $ 13,369        $  5,158        $      8
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 22,846        $  8,524        $  2,026        $      3
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.28)%         (0.30)%         (0.67)%         (0.64)%
Total expenses                                        1.62%           1.49%           1.58%           1.57%
Expenses after payments and waivers and
reduction to custodian expenses                       1.54%            N/A 4           N/A 4,5         N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS Y      YEAR ENDED JULY 31,                    2004          2003          2002           2001 1
---------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.79        $ 9.31        $10.48        $ 10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .05           .02          (.03)           .02
Net realized and unrealized gain (loss)             2.02          1.46         (1.14)           .47
                                                  -------------------------------------------------------
Total from investment operations                    2.07          1.48         (1.17)           .49
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --            --            --           (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.86        $10.79        $ 9.31        $ 10.48
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 19.18%        15.90%       (11.16)%         4.94%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $6,589        $4,428        $2,696        $     1
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $5,921        $3,102        $1,953        $     1
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        0.57%         0.44%        (0.07)%         0.35%
Total expenses                                      0.67%         0.77%         1.04%        168.30% 4
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 5         N/A 5        1.00%          1.01%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              134%          165%          165%            92%

1. For the period from September 25, 2000 (commencement of operations) to July
31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange.
Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED    ACCUMULATED         OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM           LOSS        FOR FEDERAL INCOME
   INCOME                     GAIN   CARRYFORWARD 1,2          TAX PURPOSES
   ------------------------------------------------------------------------
   $16,842,145        $106,612,843            $--               $72,959,058

1. During the fiscal year ended July 31, 2004, the Fund utilized $79,504,753 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2004. Net assets of the
Fund were unaffected by the reclassifications.

                                   REDUCTION TO                REDUCTION TO
                                    ACCUMULATED             ACCUMULATED NET
            INCREASE TO          NET INVESTMENT               REALIZED GAIN
            PAID-IN CAPITAL                LOSS              ON INVESTMENTS 3
            -----------------------------------------------------------------
            $11,679,874              $3,356,403                 $15,036,277

3. $11,679,874, including $10,086,466 of long-term capital gain, was distributed in connection with Fund share redemptions.

No distributions were paid during the years ended July 31, 2004 and July 31,
2003.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities         $ 1,887,214,282
            Federal tax cost of other investments          403,458
                                                   ----------------
            Total federal tax cost                 $ 1,887,617,740
                                                   ================

            Gross unrealized appreciation          $   142,472,776
            Gross unrealized depreciation              (69,513,718)
                                                   ----------------
            Net unrealized appreciation            $    72,959,058
                                                   ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a

                  50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     YEAR ENDED JULY 31, 2004          YEAR ENDED JULY 31, 2003
                      SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold              63,199,118    $ 810,042,516       30,151,690    $ 283,177,487
Redeemed         (14,406,555)    (180,423,646)     (15,652,085)    (142,411,208)
                 ---------------------------------------------------------------
Net increase      48,792,563    $ 629,618,870       14,499,605    $ 140,766,279
                 ===============================================================

                  51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                     YEAR ENDED JULY 31, 2004          YEAR ENDED JULY 31, 2003
                      SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS B
Sold              11,511,685    $ 139,957,897       10,206,409    $  93,887,151
Redeemed          (4,384,689)     (53,462,944)      (5,905,136)     (52,769,007)
                 ---------------------------------------------------------------
Net increase       7,126,996    $  86,494,953        4,301,273    $  41,118,144
                 ===============================================================

-------------------------------------------------------------------------------
CLASS C
Sold              12,280,558    $ 150,160,929        8,363,125    $  76,878,026
Redeemed          (2,923,666)     (35,824,695)      (4,901,031)     (43,435,342)
                 ---------------------------------------------------------------
Net increase       9,356,892    $ 114,336,234        3,462,094    $  33,442,684
                 ===============================================================

--------------------------------------------------------------------------------
CLASS N
Sold               1,779,696    $  22,298,461          856,590    $   7,950,997
Redeemed            (357,061)      (4,474,352)        (156,646)      (1,455,452)
                 ---------------------------------------------------------------
Net increase       1,422,635    $  17,824,109          699,944    $   6,495,545
                 ===============================================================

--------------------------------------------------------------------------------
CLASS Y
Sold                 225,166    $   2,880,882          246,796    $   2,311,010
Redeemed            (123,378)      (1,568,948)        (125,691)      (1,165,755)
                 ----------------------------------------------------=----------
Net increase         101,788    $   1,311,934          121,105    $   1,145,255
                 ==================================================-============

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were
$2,835,809,097 and $2,013,111,628, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66%
of the next $200 million, and 0.60% of average annual net assets in excess of
$800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2004, the Fund paid
$3,426,465 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the

                  52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on
Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B, Class C and Class N shares were $7,177,069, $3,302,368 and
$450,211, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A            CLASS B           CLASS C           CLASS N
                         CLASS A       CONTINGENT         CONTINGENT        CONTINGENT        CONTINGENT
                       FRONT-END         DEFERRED           DEFERRED          DEFERRED          DEFERRED
                   SALES CHARGES    SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES
                     RETAINED BY      RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED           DISTRIBUTOR      DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------

July 31, 2004         $1,242,598           $1,069           $460,471           $31,687           $19,491

                  53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the
Manager paid the Fund $106,541, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended July 31, 2004, OFS waived $7,821, $4,676, $2,742 and
$17,495 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

As of July 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                       CONTRACT
                          EXPIRATION     AMOUNT   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION            DATE     (000s)     JULY 31, 2004   APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]         8/3/04     536CAD          $403,458         $1,173

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional

                  54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of July 31, 2004 was
$978,052, which represents 0.05% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                         ACQUISITION              VALUATION AS OF     UNREALIZED
SECURITY                        DATE       COST     JULY 31, 2004   APPRECIATION
--------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Esprit Exploration Ltd.       6/4/02   $661,668          $978,052       $316,384

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US
Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.
Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of July 31, 2004, the
Fund had on loan securities valued at approximately $3,784,000. Cash of
$3,773,307 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
8. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the
Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment
Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the
Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                  55 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Household Products

                   Appendix A

            Industry Classifications

Aerospace & Defense
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                         Appendix B

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares2 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.3  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges
                         in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."6 This waiver provision
applies to:
|_|   Purchases of Class A shares aggregating $1 million or
         more.
|_|   Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).

II.   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.
|_|   Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
|_|   Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
|_|   Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
|_|   Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
|_|   "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
|_|   Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
|_|   Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
|_|   Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
|_|   A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.
|-|

      Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
      |_|   Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.

III.  Waivers of Class B, Class C and Class N Sales Charges
                        of Oppenheimer Funds
--------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
|_|   Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
|_|   The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.

|_|   Redemptions of Class C Shares of an Oppenheimer fund
         in amounts of $1 million or more requested in
         writing by a Retirement Plan sponsor and submitted
         more than 12 months after the Retirement Plan's
         first purchase of Class C shares, if the
         redemption proceeds are invested to purchase Class
         N shares of one or more Oppenheimer funds.

|_|   Distributions9 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.10
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from
            service.12
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the
         Fund is a party.
|_|   Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.
IV.   Special Sales Charge Arrangements for Shareholders of
        Certain Oppenheimer Funds Who Were Shareholders of
                   Former Quest for Value Funds
------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds.  To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc. Oppenheimer Small Cap
   Value Fund
   Oppenheimer Quest Balanced Fund    Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.
      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders.  Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
         Shareholders who were shareholders of the AMA
            Family of Funds on February 28, 1991 and who
            acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA
            Family of Funds.
         Shareholders who acquired shares of any Former
            Quest for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions.  The Class A contingent deferred
sales charge will not apply to redemptions of Class A
shares purchased by the following investors who were
shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995.  In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
         redemptions following the death or disability of
            the shareholder(s) (as evidenced by a
            determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan
            (but only for Class B or Class C shares) where
            the annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account        Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account        CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account        CMIA
   Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
   4) as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or
   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.
VI.    Special Reduced Sales Charge for Former Shareholders
                  of Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals Fund,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.
VII.   Sales Charge Waivers on Purchases of Class M Shares

            of Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
|_|   registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
|_|   employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and
|_|   dealers, brokers or registered investment advisors
         that had entered into an agreement with the
         Distributor or prior distributor of the Fund's
         shares to sell shares to defined contribution
         employee retirement plans for which the dealer,
         broker, or investment advisor provides
         administrative services.

Oppenheimer Main Street Opportunity Fund(R)

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      388 Greenwich Street
      New York, New York 10013

Independent Registered Public Accounting Firm

      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Mayer, Brown, Rowe & Maw, LLP
      1675 Broadway
      New York, New York 10019

1234

PX0731.0904

--------
1 In accordance  with Rule 12b-1 of the  Investment  Company
Act, the term  "Independent  Trustees" in this  Statement of
Additional  Information refers to those Trustees who are not
"interested  persons"  of the  Fund  and who do not have any direct or indirect  financial  interest in the  operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
5 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
6 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

PART C

          OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)

                         FORM N-1A

                           PART C

                     OTHER INFORMATION

Item 23. - Exhibits
-------------------

(a)   Amended  and  Restated   Declaration  of  Trust  dated
9/25/02:  Previously filed with Registrant's  Post-Effective
Amendment  No.  3,  9/24/03,   and  incorporated  herein  by
reference.

(b)   Amended and Restated By-Laws dated 10/4/00.
Previously filed with Registrant's Post-Effective Amendment
No. 2, 9/23/02 and incorporated herein by reference.

(c)   (i)   Specimen Class A Share  Certificate:  Previously
filed  with  Registrant's  Post-Effective  Amendment  No. 1,
11/21/01 and incorporated herein by reference.

      (ii)  Specimen Class B Share  Certificate:  Previously
filed  with  Registrant's  Post-Effective  Amendment  No. 1,
11/21/01 and incorporated herein by reference.

      (iii) Specimen Class C Share  Certificate:  Previously
filed  with  Registrant's  Post-Effective  Amendment  No. 1,
11/21/01 and incorporated herein by reference.

      (iv)  Specimen Class N Share  Certificate:  Previously
filed  with  Registrant's  Post-Effective  Amendment  No. 1,
11/21/01 and incorporated herein by reference.

      (v)   Specimen Class Y Share  Certificate:  Previously
filed  with  Registrant's  Post-Effective  Amendment  No. 1,
11/21/01 and incorporated herein by reference.

(d)   Form of Investment  Advisory  Agreement dated 6/27/00:
Previously filed with Registrant's  Pre-Effective  Amendment
No. 2, 8/28/00, and incorporated herein by reference.

(e)   (i)   Form of General  Distributor's  Agreement  dated
6/27/00:  Previously filed with  Registrant's  Pre-Effective
No. 3, 9/19/00, and incorporated herein by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iii) Form of  Broker  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iv)  Form of  Agency  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (v)   Form  of  Trust   Company   Fund/SERV   Purchase
Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed   with   Post-Effective   Amendment   No.  45  to  the
Registration  Statement of Oppenheimer High Yield Fund (Reg.
No.  2-62076),   10/26/01,   and   incorporated   herein  by
reference.

      (vi)  Form  of  Trust  Company  Agency   Agreement  of
OppenheimerFunds  Distributor,  Inc.:  Previously filed with
Post-Effective   Amendment   No.  45  to  the   Registration
Statement  of   Oppenheimer   High  Yield  Fund  (Reg.   No.
2-62076), 10/26/01, and incorporated herein by reference.

(f)   Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective
Amendment No. 40 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98,
and incorporated herein by reference.

(g)   (i) Global Custodial Services Agreement dated July
15, 2003 between Registrant and Citibank, N.A.: Previously
filed with the Pre-Effective Amendment No. 1 to the
Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and
incorporated herein by reference.

      (iii) Amended and Restated Foreign Custody Manager
Agreement dated May 31, 2001, as amended July 15, 2003,
between Registrant and Citibank, N.A: Previously filed with
the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust
(Reg. No. 333-106014), 8/5/03, and incorporated herein by
reference.

(h)   Not applicable.

(i)   Opinion   and  Consent  of  Counsel   dated   9/15/00:
Previously filed with Registrant's  Pre-Effective  Amendment
No. 3, 9/19/00, and incorporated herein by reference.

(j)   Independent   Registered   Public   Accounting  Firm's
Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment  Letter  from  OppenheimerFunds,   Inc.  to
Registrant    dated   8/28/00:    Previously    filed   with
Registrant's  Pre-Effective No. 2, 8/28/00, and incorporated herein by reference.

(m)   (i)   Amended and Restated  Service Plan and Agreement
for Class A shares dated 4/26/04: Filed herewith

      (ii)  Form  of  Distribution   and  Service  Plan  and
Agreement  for  Class B  shares  dated  6/27/00:  Previously filed with Registrant's  Pre-Effective  No. 2, 8/28/00,  and incorporated herein by reference.

      (iii) Amended and Restated  Service Plan and Agreement
for Class C shares dated 2/23/04: Filed herewith.

      (iv)  Form  of  Distribution   and  Service  Plan  and
Agreement  for  Class N shares  dated  10/24/00:  Previously filed with Registrant's  Pre-Effective  No. 3, 9/19/00,  and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule
18f-3 updated through 9/15/04: Previously filed with
Post-Effective Amendment No. 24 to the Registration
Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

(o)    Powers of Attorney dated 6/28/04 for all
Trustees/Directors/Managing General Partners and Officers:
Filed herewith.

(p)   Amended   and   Restated   Code  of   Ethics   of  the
Oppenheimer  Funds  dated May 15,  2002  under Rule 17j-1 of the Investment  Company Act of 1940:  Previously  filed with
Post-Effective   Amendment   No.  29  to  the   Registration
Statement of Oppenheimer  Discovery Fund (Reg. No.  33-371),
11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control
---------------------------------------------------------
with the Fund
-------------

None.

Item 25. - Indemnification
--------------------------
Reference is made to the provisions of Article Seven of
Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and
incorporated herein by reference.

Insofar as indemnification for liabilities arising under
the Securities Act of 1933 may be permitted to trustees,
officers and controlling persons of Registrant pursuant to
the foregoing provisions or otherwise, Registrant has been
advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as
expressed in the Securities Act of 1933 and is, therefore,
unenforceable. In the event that a claim for
indemnification against such liabilities (other than the
payment by Registrant of expenses incurred or paid by a
trustee, officer or controlling person of Registrant in the
successful defense of any action, suit or proceeding) is
asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the
matter has been settled by controlling precedent, submit to
a court of appropriate jurisdiction the question whether
such indemnification by it is against public policy as
expressed in the Securities Act of 1933 and will be
governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment
------------------------------------------------------------
Adviser
-------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of
the Registrant;  it and certain  subsidiaries and affiliates act in the  same  capacity  to other  investment  companies, including without  limitation those described in Parts A and
B hereof and listed in Item 26(b) below.

(b)   There is set forth below  information  as to any other
business,   profession,   vocation   or   employment   of  a
substantial  nature in which each  officer  and  director of
OppenheimerFunds,  Inc.  is, or at any time  during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director,  officer,  employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni       Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Apostolopoulos,         Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds   Legacy   Program.    Secretary
                               (since   June   2003)   of:   HarbourView   Asset
                               Management Corporation,  OFI Private Investments,
                               Inc.  and  OFI  Institutional  Asset  Management,
                               Inc.  Assistant  Secretary  (since December 2001)
                               of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Baker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Formerly a Portfolio  Manager at Strong Financial
Vice President                 Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Borre Massick,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Bromberg,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Carroll,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of

                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President and
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of

                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice President: Rochester

                                    Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Formerly    (until   December   2003)   Assistant
Assistant Vice President &     Secretary of OppenheimerFunds Legacy Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Madden,                   Formerly a  Managing  Director,  Global  Emerging
Vice President                 Markets  Team at  Pioneer  Investments  (November
                               2000-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant  Secretary  (as  of  January  2004)  of
Vice President & Associate     HarbourView    Asset   Management    Corporation,
Counsel                        OppenheimerFunds   Legacy  Program,  OFI  Private
                               Investments,  Inc.  and OFI  Institutional  Asset
                               Management,  Inc. Formerly an Associate at Sidley
                               Austin Brown and Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;  Chief  Executive  Officer,   President,

                               Senior   Managing   Director   and   Director  of
                               HarbourView Asset Management  Corporation and OFI

                               Institutional Asset Management,  Inc.; President,
                               Chairman  and  Director  of  Trinity   Investment

                               Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   President    and    Director    of    Oppenheimer
Chairman, President, Chief     Acquisition  Corp.  and  Oppenheimer  Partnership
Executive Officer & Director   Holdings,   Inc.  Director  of  Centennial  Asset
                               Management     Corporation,      OppenheimerFunds
                               Distributor,    Inc.;    Chairman   Director   of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial Services,  Inc.; President and Director
                               f  OppenheimerFunds  Legacy Program;  Director of
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset   Management   Corporation,   OFI   Private
                               Investments,  Inc.;  President  and  Director  of
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Executive Vice President of Massachusetts  Mutual
                               Life   Insurance   Company;   Director   of   DLB
                               Acquisition   Corporation;   a   member   of  the
                               Investment    Company    Institute's   Board   of
                               Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jesper Nergaard,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Pergament,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter E. Pisapia,              Formerly,  Associate  Counsel at SunAmerica Asset
Assistant Vice President &     Management Corp. (December 2000-December 2002).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of

                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation  and Director
                               of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kim Russomanno,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant Vice President &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Manager of Compliance at Berger  Financial  Group
Assistant Vice President       LLC (May 2001-March 2003);  Director of Financial
                               Reporting   and    Compliance   at   First   Data
                               Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Terrio,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Walsh,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Walters,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American

                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Whiting,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,

                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June

Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio
Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity
Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of
Oppenheimer International Large-

    Cap Core Trust)

Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of
Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of
Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main
Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series
of Oppenheimer Principal

     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a
series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)

     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA

     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the   Oppenheimer   funds  listed   above,
Shareholder Financial Services,  Inc., Shareholder Services,
Inc.,    OppenheimerFunds    Services,    Centennial   Asset
Management    Corporation,    Centennial    Capital   Corp.,
Oppenheimer    Real    Asset     Management,     Inc.    and
OppenheimerFunds  Legacy  Program is 6803 South  Tucson Way,
Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds
Distributor,     Inc.,    HarbourView    Asset    Management
Corporation,   Oppenheimer   Partnership   Holdings,   Inc.,
Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,
Inc.,  OFI   Institutional   Asset   Management,   Inc.  and
Oppenheimer  Trust  Company is Two World  Financial  Center,
225  Liberty  Street,   11th  Floor,   New  York,  New  York
10281-1008.

The address of Tremont Advisers,  Inc. is 555 Theodore Fremd
Avenue, Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International Ltd. is Bloc
C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management  Corporation is
301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds  Distributor, Inc. is the Distributor
of the  Registrant's  shares.  It is also the Distributor of each of the other registered open-end  investment  companies for which OppenheimerFunds,  Inc. is the investment adviser, as described in Part A and B of this Registration  Statement
and  listed  in  Item  26(b)   above   (except   Oppenheimer
Multi-Sector  Income Trust and Panorama  Series Fund,  Inc.)
and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's
principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Diehl(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
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George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

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Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
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Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

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Mark J. Ferro(2)                Senior Vice President     None
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Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
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Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

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Patrick W. Flynn (1)            Senior Vice President     None
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John E. Forrest(2)              Senior Vice President     None
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John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
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Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
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Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
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Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

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Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
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Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

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Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

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Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

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Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496

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Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
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William E. Hortz(2)             Vice President            None
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Edward Hrybenko(2)              Vice President            None
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Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137

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Brian F. Husch(2)               Vice President            None
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Stephen Ilnitzki(2)             Vice President            None

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Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

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Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

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Eric K. Johnson(1)              Vice President            None

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Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
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Christina J. Keller(2)          Vice President            None
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Michael Keogh(2)                Vice President            None
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Lisa Klassen(1)                 Assistant Vice President  None
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Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
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Richard Knott(1)                Senior Vice President     None

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Dean Kopperud(2)                Senior Vice President     None
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Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702

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David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

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Tracey Lange(2)                 Vice President            None
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Paul R. LeMire(2)               Vice President            None

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Eric J. Liberman(2)             Vice President            None

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Malissa Lischin(2)              Assistant Vice President  None
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James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
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Thomas Loncar(1)                Vice President            None

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Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

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Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

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John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

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Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

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Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

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Todd A. Marion                  Vice President            None
24 Midland Avenue

Cold Spring Harbor, NY 11724
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LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
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Sandie Massaro(2)               Assistant Vice President  None

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Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
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Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

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John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
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Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020

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Craig Meister                   Vice President            None
1880 Hemlock Cricle
Abinston, PA 19001

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Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

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Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

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Clint Modler(1)                 Vice President            None

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Robert Moser(1)                 Vice President            None

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John V. Murphy(2)               Director                  President, Trustee &
                                                          Chairman

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Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
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Christina Nasta(2)              Vice President            None
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Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
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Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287

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Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

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Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034

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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
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Elaine Puleo-Carter(2)          Senior Vice President     None
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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
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Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

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Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

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Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

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Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
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Ruxandra Risko(2)               Vice President            None
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David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
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Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

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Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

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James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
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Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

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William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
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Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

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John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

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Jill Schmitt(2)                 Vice President            None

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Thomas Schmitt(2)               Vice President            None

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William Schories(2)             Vice President            None

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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
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Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

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Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

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Steven Stablein                 Vice President            None
2131 Dunnigan NE
Grand Rapids, MI 49525

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Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
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John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
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Wayne Strauss(3)                Assistant Vice President  None

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Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

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Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
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George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane

Hummelstown, PA 17036
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James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
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Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
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David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

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Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

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Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

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Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
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Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
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Teresa Ward(1)                  Vice President            None
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Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
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Chris Werner(1)                 Vice President            None

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Catherine White(2)              Assistant Vice President  None
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Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
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Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
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John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
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Jill Zachman(2)                 Vice President            None

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---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty  Street,  11th
Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books and  other  documents  required  to be maintained  by  Registrant  pursuant to Section 31(a) of the
Investment   Company  Act  of  1940  and  rules  promulgated
thereunder are in the possession of  OppenheimerFunds,  Inc.
at  its  offices  at  6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                         SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and/or the  Investment  Company Act of 1940,  the Registrant
certifies   that  it   meets   all  the   requirements   for
effectiveness  of this  Registration  Statement  pursuant to
Rule 485(b)  under the  Securities  Act of 1933 and has duly caused  this  Registration  Statement  to be  signed  on its behalf by the  undersigned,  thereunto duly  authorized,  in the City of New  York and  State of New York on the 28th day
of September, 2004.

                        OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)

                        By: /s/ John V. Murphy*

                        -----------------------------------

                        John V.Murphy, President,
                        Principal Executive Officer and Trustee

Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement  has been signed  below by the following persons in the capacities on the dates indicated:

Signatures                   Title
----------                   -----
Date
----

/s/ William L. Armstrong*    Chairman of the           September 28, 2004
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal Executive September 28, 2004
-----------------------      Officer and Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal Financial September 28, 2004
-------------------------    & Accounting Officer
Brian W. Wixted

/s/ Robert G. Avis*          Trustee                   September 28, 2004
----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                   September 28, 2004
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                   September 28, 2004
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                   September 28, 2004
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                   September 28, 2004
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*     Trustee                   September 28, 2004
----------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee                    September 28, 2004
----------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*  Trustee                  September 28, 2004
--------------------------------
F. William Marshall, Jr.

*By: /s/ Mitchell J. Lindauer

-----------------------------------------

Mitchell J. Lindauer, Attorney-in-Fact

         OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)

               Post-Effective Amendment No. 4

                       EXHIBIT INDEX
                       -------------

Exhibit No.       Description
-----------       -----------

23(j)             Independent  Registered  Public Accounting
Firm's Consent

23(m) (i)         Amended   Form   of   Service   Plan   and
Agreement for Class A shares

23(m) (iii)       Amended   Form   of   Service   Plan   and
Agreement for Class C shares

23(o)             Powers of Attorney dated 6/28/04